                                       As filed with the Securities and Exchange
                                       Commission on April 30, 2001
                                       Registration No. 2-88566
                                       Investment Company Act File No. 811-4255
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-1A

           REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                         Pre-Effective Amendment No. |_|
                       Post-Effective Amendment No. 35              |X|

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940             |X|
                                Amendment No. 35                    |X|
                        (Check appropriate box or boxes)

                     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                     ------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

           605 Third Avenue, 2nd Floor, New York, New York 10158-0006
           ----------------------------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (212) 476-8800

                                  Ellen Metzger
                      c/o Neuberger Berman Management Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0006
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Jeffrey S. Puretz, Esq.
                             Dechert Price & Rhoads
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box)

|_|   Immediately upon filing pursuant to paragraph (b)

|_|   60 days after filing pursuant to paragraph (a)(1), or

|_|   75 days after filing pursuant to paragraph (a(a)(2)

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

|X|   on May 1, 2001 pursuant to paragraph (b)

|_|   on _________ pursuant to paragraph (a)(1)

|_|   on _________ pursuant to paragraph(a)(2) of Rule 485

--------------------------------------------------------------------------------
                                                         NEUBERGER BERMAN [LOGO]

Neuberger Berman

Advisers Management Trust
--------------------------------------------------------------------------------
Joint Prospectus May 1, 2001

THESE PORTFOLIOS:

o are offered to life insurance companies to serve as investment vehicles under their variable annuity and variable life insurance contracts (and, in the case of Balanced Portfolio, are also offered to qualified pension and retirement plans)

o   are designed for investors with long-term goals in mind

o offer you the opportunity to participate in financial markets through professionally managed stock, bond, and money market portfolios

o carry certain risks, including the risk that you could lose money if portfolio shares are worth less than what you paid

o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

Portfolio Management

All of the Neuberger Berman Advisers Management Trust Portfolios are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

Risk Information

In certain cases, the investments for these portfolios are managed by the same individuals who manage one or more other Neuberger Berman mutual funds that have similar names, objectives, and investment styles as a portfolio. You should be aware that the portfolios are likely to differ from these other mutual funds in size, cash flow pattern, and tax matters. Accordingly, the holdings and performance of these portfolios can be expected to vary from those of the other mutual funds.

This prospectus discusses principal risks of investment in portfolio shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract, you should also read the contract's prospectus.

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Neuberger Berman name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc.(Copyright)2001 Neuberger Berman Management Inc.


[SIDE BAR]

CONTENTS

The Portfolios

Balanced Portfolio ...........................2

Growth Portfolio .............................6

Guardian Portfolio ..........................10

Mid-Cap Growth Portfolio ....................14

Partners Portfolio...........................18

Regency Portfolio............................22

Socially Responsive Portfolio ...............25

International Portfolio .....................29

Limited Maturity Bond Portfolio .............32

Liquid Asset Portfolio ......................36


Your Investment

Buying and Selling Portfolio Shares .........40

Share Prices ................................40

Portfolio Structure .........................41

Distributions and Taxes......................41

Neuberger Berman Advisers Management Trust

Balanced Portfolio
--------------------------------------------------------------------------------

"By keeping most of the portfolio's assets invested in the mid-cap segment of the stock market, the portfolio seeks long-term growth, while substantial investment in the short-term bond market has the potential to reduce risk and add to income."

GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks growth of capital and reasonable current income without undue risk to principal.

To pursue these goals, the portfolio allocates its assets between stocks -- primarily those of mid-capitalization companies -- and short-term fixed-income securities from U.S. government and corporate issuers. The portfolio seeks to reduce risk by diversifying among many issuers and different types of securities.

The managers may allocate anywhere from 50% to 70% of assets to stock investments, with the balance allocated to bond investments (at least 25%) and operating cash. In determining the portfolio's allocation, the managers consult with senior management of the adviser and sub-adviser.

In selecting stocks, the managers look for fast-growing companies in new or rapidly evolving industries whose characteristics may include one or more of the following:

o   above-average growth of earnings

o   earnings that have exceeded analysts' expectations

o   financial strength

o   a strong competitive position

o   a reasonable stock price in light of the company's growth rate

The portfolio's fixed-income securities consist mainly of investment-grade bonds and other debt securities from U.S. government and corporate issuers, and may include mortgage- and asset-backed securities. Although the portfolio may invest in securities of any maturity, it normally maintains an average portfolio duration of four years or less. In selecting fixed-income securities, the managers monitor national trends, looking for securities that appear relatively underpriced or appear likely to have their credit ratings raised.

[SIDE BAR]

Asset Allocation

Studies of performance and volatility indicate that balanced portfolios of stocks and fixed-income securities can approach stock market performance while experiencing lower volatility. The first step in an allocation strategy is to determine how assets should be divided among investment categories. Selecting appropriate investments within those categories is a second step.

Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.


                              2 Balanced Portfolio

MAIN RISKS
--------------------------------------------------------------------------------

Most of the portfolio's performance depends on what happens in the stock and bond markets. The behavior of these markets is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the portfolio is subject to their risks, including the risk its holdings may:

o   fluctuate more widely in price than the market as a whole

o underperform other types of stock when the market or the economy is not robust, during market downturns or when mid-cap stocks are out of favor

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks may also underperform during periods when the market favors value stocks. The portfolio's performance may also suffer if certain stocks do not perform as the portfolio managers expected. To the extent that the managers sell stocks before they reach their market peak, the portfolio may miss out on opportunities for higher performance.

Most of the performance of the fixed-income portion of the portfolio depends on what happens in the investment-grade bond market. The portfolio's yield and total return on its fixed-income securities will change with interest rate movements. When interest rates rise, the portfolio's underlying bonds will decline in price. The portfolio's sensitivity to this risk will increase with any increase in the portfolio's duration.

A downgrade or default that affected any of the portfolio's securities would adversely affect the portfolio's performance, as would unexpected interest rate trends that cause mortgage- or asset-backed securities to be paid off substantially earlier or later than expected.

The portfolio's performance may also suffer if certain investments or asset allocations do not perform as portfolio managers expected.

Through active trading, the portfolio may have a high turnover rate, which can mean lower performance due to increased brokerage costs.

[SIDE BAR]

Other Risks

The portfolio may use certain practices and securities involving additional risks.

Borrowing, securities lending and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

The use of certain derivatives to hedge interest rate risk or produce income could affect portfolio performance if the derivatives do not perform as expected.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

Through active trading, the portfolio may have a high turnover rate, which can mean lower performance due to increased brokerage costs.

When the portfolio anticipates unusual market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term securities. This could help the portfolio avoid losses but may mean lost opportunities.


                              3 Balanced Portfolio

PERFORMANCE
--------------------------------------------------------------------------------

The charts below provide an indication of the risks of investing in the portfolio. The bar chart shows how the portfolio's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time, and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results. This performance information does not reflect insurance product or qualified plan expenses.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

                        1991            22.68
                        1992             8.06
                        1993             6.45
                        1994            -3.36
                        1995            23.76
                        1996             6.89
                        1997            19.45
                        1998            12.18
                        1999            33.56
                        2000            -4.55

Best quarter: Q4'99 up 32.13%    Worst quarter:  Q4'00 down 18.61%
Year-to-date performance as of 3/31/01: down 15.87%




AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/00

                                               1 Year      5 Years      10 Years

Balanced Portfolio                             - 4.55       +12.80       +11.91
Russell Midcap Growth Index                    -11.75       +17.77       +18.10
Merrill Lynch 1-3 Year Treasury Index          + 7.99       + 5.92       + 6.42
S&P 500 Index                                  - 9.10       +18.32       +17.44

The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks. The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S. Treasury securities.
The S&P 500 is an unmanaged index of stocks that trade on major U.S. markets.


INVESTOR EXPENSES
--------------------------------------------------------------------------------

The portfolio charges no fees for buying, selling, or exchanging shares, or for maintaining an account. Your only portfolio cost is your share of annual operating expenses. You may, however, have additional expenses in connection with your insurance contract or qualified plan.

FEE TABLE

* The figures in the table are based on last year's expenses.

Shareholder fees                                                         None

Annual operating expenses (% of average net assets)* These are deducted from portfolio assets, so you pay them indirectly.

        Management/administration fees                                   0.85
Plus:   Distribution (12b-1) fees                                        none
        Other expenses                                                   0.14
                                                                         ----
Equals: Total annual operating expenses                                  0.99


EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the portfolio's expenses were unchanged. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                                           1 Year   3 Years   5 Years   10 Years
Expenses                                    $101     $315      $547      $1,213


[SIDE BAR]

Performance Measures

The information at left provides different measures of the portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the portfolio.

As a frame of reference, the table includes two broad-based market indices as well as a more focused index of mid-cap growth stocks. The portfolio's performance figures include all of its expenses; the indices do not include costs of investment.


                              4 Balanced Portfolio

Year Ended December 31,                                     1996    1997    1998    1999    2000
-------------------------------------------------------------------------------------------------
Per-share data ($)

Data have been computed based on the average number of shares outstanding throughout each year indicated. You can see what the portfolio earned (or lost), what it distributed to investors, and how its share price changed.
        Share price (NAV) at beginning of year              17.52   15.92   17.80   16.34   20.89
Plus:   Income (loss) from investment operations
        Net investment income                                0.34    0.36    0.29    0.26    0.30
        Net gains/losses-- realized and unrealized           0.75    2.59    1.62    4.96   (0.61)
        Subtotal: income (loss) from investment operations   1.09    2.95    1.91    5.22   (0.31)
Minus:  Distributions to shareholders
        Income dividends                                     0.41    0.30    0.42    0.27    0.37
        Capital gain distributions                           2.28    0.77    2.95    0.40    2.93
        Subtotal: distributions to shareholders              2.69    1.07    3.37    0.67    3.30
                                                            -----   -----   -----   -----   -----
Equals: Share price (NAV) at end of year                    15.92   17.80   16.34   20.89   17.28

Ratios (% of average net assets)

The ratios show the portfolio's expenses and net investment income, as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.
Net expenses-- actual                                        1.09    1.04    1.03    1.02    0.99
Expenses(1)                                                  1.09    1.04    1.03    1.02    0.99
Net investment income-- actual                               1.84    2.07    1.84    1.60    1.49

Other data

Total return shows how an investment in the portfolio would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the portfolio bought and sold securities.

Total return(2)(%)                                           6.89   19.45   12.18   33.56   -4.55
Net assets at end of year ($ x 1,000,000)                   173.2   161.9   177.6   165.3   147.6
Portfolio turnover rate (%)                                    87     103      71     121     124

The figures above have been audited by Ernst & Young LLP, the portfolio's independent auditors. Their report, and full financial statements, appear in the portfolio's most recent annual report (see back cover).

(1) Shows what expenses would have been if there had been no expense offset arrangements. This calculation is required for all periods ending after 9/1/95.
(2) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies. Qualified plans that are direct shareholders of the portfolio are not affected by insurance-related expenses.

[SIDE BAR]

Management

Theodore P. Giuliano, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the portfolio's debt securities investments since its inception.

Catherine Waterworth is a Vice President of Neuberger Berman Management and Neuberger Berman, LLC. She has co-managed the portfolio's debt securities investments since joining the firm in December 1998. From 1995-98 she was a managing director of high grade fixed income at a major investment firm.

Jennifer K. Silver is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group, she has been co-manager of the portfolio's equity investments since joining the firm in 1997. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

Brooke A. Cobb is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He has been co-manager of the portfolio's equity investments since joining the firm in 1997. From 1972 to 1997, he was a portfolio manager at several other firms.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 12/31/00, the management/administrative fees paid to Neuberger Berman Management were 0.85% of average daily net assets.

The portfolio's management agreements are contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's annual operating expenses when certain expenses exceed a specified limit. See the Statement of Additional Information for more details.


                              5 Balanced Portfolio

Neuberger Berman Advisers Management Trust

Growth Portfolio
--------------------------------------------------------------------------------

"Without question, we are growth investors. We look for companies that we think will deliver positive earnings surprises, particularly those with the potential to do so consistently. Ideally, we want to identify companies that will someday rank among the Fortune 500."


GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks growth of capital.

To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. The portfolio seeks to reduce risk by diversifying among many companies, industries and sectors. The managers look for fast-growing companies that are in new or rapidly evolving industries.

Factors in identifying these firms may include:

o   above-average growth of earnings

o   earnings that have exceeded analysts' expectations

The managers may also look for other characteristics in a company, such as financial strength, a strong position relative to competitors or a stock price that is reasonable in light of its growth rate. The managers follow a disciplined selling strategy, and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.


[SIDE BAR]

Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly evolving industries and may not yet have reached their full potential. The growth investor looks for indications of continued success.

                               6 Growth Portfolio

MAIN RISKS
--------------------------------------------------------------------------------

Most of the portfolio's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the portfolio is subject to their risks, including the risk its holdings may:

o   fluctuate more widely in price than the market as a whole

o underperform other types of stocks when the market or the economy is not robust during market downturns, or when mid-cap stocks are out of favor

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks may also underperform during periods when the market favors value stocks. The portfolio's performance may also suffer if certain stocks do not perform as the portfolio managers expected. To the extent that the managers sell stocks before they reach their market peak, the portfolio may miss out on opportunities for higher performance.

Through active trading, the portfolio may have a high turnover rate, which can mean lower performance due to increased brokerage costs.


[SIDE BAR]

Other Risks

The portfolio may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the portfolio anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the portfolio avoid losses but may mean lost opportunities.


                               7 Growth Portfolio

PERFORMANCE
--------------------------------------------------------------------------------

The charts below provide an indication of the risks of investing in the portfolio. The bar chart shows how the portfolio's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time, and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results. This performance information does not reflect insurance product expenses.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

                        1991            29.73
                        1992             9.54
                        1993             6.79
                        1994            -4.99
                        1995            31.73
                        1996             9.14
                        1997            29.01
                        1998            15.53
                        1999            50.40
                        2000           -11.66

Best quarter: Q4'99 up 48.60%   Worst quarter: Q4'00 down 28.45%
Year-to-date performance as of 3/31/01: down 29.69%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/00

                                        1 Year     5 Years      10 Years
Growth Portfolio                        -11.66      +16.66       +15.17
Russell Midcap Growth Index             -11.75      +17.77       +18.10
S&P 500 Index                           - 9.10      +18.32       +17.44

The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks.
The S&P 500 is an unmanaged index of stocks that trade on major U.S. markets.


[SIDE BAR]

Performance Measures

The information on this page provides different measures of the portfolio's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the portfolio.

As a frame of reference, the table includes broad-based market indices of the entire U.S. equity market and of the portion of the market the portfolio focuses on. The portfolio's performance figures include all of its expenses; the indices do not include costs of investment.

Because the portfolio had a policy of investing in stocks of all capitalizations and used a comparatively more value-oriented investment approach prior to July 1997, its performance prior to that date would have been different if current policies had been in effect.


                               8 Growth Portfolio

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Year Ended December 31,                                         1996    1997    1998    1999    2000
-----------------------------------------------------------------------------------------------------
Per-share data ($)

Data have been computed based on the average number of shares outstanding throughout each year indicated. You can see what the portfolio earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV) at beginning of year                  25.86   25.78   30.54   26.29   37.27
Plus:   Income (loss) from investment operations
        Net investment income (loss)                            (0.07)  (0.03)  (0.10)  (0.12)  (0.17)
        Net gains/losses-- realized and unrealized               2.34    7.06    4.12   12.51   (3.16)
        Subtotal: income (loss) from investment operations       2.27    7.03    4.02   12.39   (3.33)
Minus:  Distributions to shareholders
        Income dividends                                         0.01    --      --     --       --
        Capital gain distributions                               2.34    2.27    8.27    1.41    3.29
        Subtotal: distributions to shareholders                  2.35    2.27    8.27    1.41    3.29
                                                                -----   -----   -----   -----   -----
Equals: Share price (NAV) at end of year                        25.78   30.54   26.29   37.27   30.65

Ratios (% of average net assets)

The ratios show the portfolio's expenses and net investment income (loss), as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

Net expenses-- actual                                            0.92    0.90    0.92    0.92    0.90
Expenses(1)                                                      0.92    0.90    0.92    0.92    0.90
Net investment income (loss) -- actual                          (0.30)  (0.11)  (0.41)  (0.46)  (0.45)

Other data

Total return shows how an investment in the portfolio would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the portfolio bought and sold securities.

Total return(2) (%)                                              9.14   29.01   15.53   50.40   -11.66
Net assets at end of year ($ x 1,000,000)                       566.4   583.7   616.4   732.8    640.6
Portfolio turnover rate (%)                                        57     113      83     119      125

The figures above have been audited by Ernst & Young LLP, the portfolio's independent auditors. Their report, and full financial statements, appear in the portfolio's most recent annual report (see back cover).

(1) Shows what expenses would have been if there had been no expense offset arrangements. This calculation is required for all periods ending after 9/1/95.
(2) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies.


[SIDE BAR]

Management

Jennifer K. Silver is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group, she has been co-manager of the portfolio since joining the firm in 1997. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

Brooke A. Cobb is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He has been co-manager of the portfolio since joining the firm in 1997. From 1972 to 1997, he was a portfolio manager at several other firms.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 12/31/00, the management/administration fees paid to Neuberger Berman Management were 0.82% of average daily net assets.

The portfolio's management agreements are contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's annual operating expenses when certain expenses exceed a specified limit. See the Statement of Additional Information for more details.


                               9 Growth Portfolio

Neuberger Berman Advisers Management Trust

Guardian Portfolio
--------------------------------------------------------------------------------

"We look for established companies whose intrinsic value, by our measure, has yet to be discovered by the majority of investors. In managing overall risk, a conscious effort is made to determine the risk/reward scenario of each individual holding as well as its impact at the portfolio level."


GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks long-term growth of capital; current income is a secondary goal.

To pursue these goals, the portfolio invests mainly in common stocks of large-capitalization companies. Because the managers tend to find that undervalued stocks may be more common in certain sectors of the economy at a given time, the portfolio may emphasize those sectors.

The portfolio seeks to reduce risk by diversifying among a large number of companies across many different industries and economic sectors, and by managing its overall exposure to a wide variety of risk factors.

The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

o    solid balance sheets

o    above-average returns

o    low valuation measures, such as price-to-earnings ratios

o    strong competitive positions

When a stock no longer meets the portfolio's investment criteria, the managers may sell it.

The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[SIDE BAR]

Large-Cap Stocks

Large companies are usually well-established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times.

Compared to smaller companies, large companies can be less responsive to changes and opportunities. At the same time, their returns have sometimes led those of smaller companies, often with lower volatility.

Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors begin to realize their worth.


                              10 Guardian Portfolio

MAIN RISKS
--------------------------------------------------------------------------------

Most of the portfolio's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

At times, large-cap stocks may lag other types of stocks in performance, which could cause the portfolio to perform worse than certain other funds over a given time period.

To the extent that a value approach dictates an emphasis on certain sectors of the market at any given time, the portfolio's performance is likely to be disproportionately affected by the economic, market, and other developments that may influence those sectors. The portfolio's performance may also suffer if a sector does not perform as the portfolio managers expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

Through active trading, the portfolio may have a high turnover rate, which can mean lower performance due to increased brokerage costs.


[SIDE BAR]

Other Risks

The portfolio may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the portfolio anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the portfolio avoid losses but may mean lost opportunities.


                              11 Guardian Portfolio

PERFORMANCE
--------------------------------------------------------------------------------

The charts below provide an indication of the risks of investing in the portfolio. The bar chart shows how the portfolio's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out performance over various lengths of time, and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results. This performance information does not reflect insurance product expenses.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

                        1991
                        1992
                        1993
                        1994
                        1995
                        1996
                        1997
                        1998            31.67
                        1999            14.93
                        2000             1.13

Best quarter: Q1'98 up 31.76% Worst quarter: Q3'98 down 22.27%
Year-to-date performance as of 3/31/01: down 3.53%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/00
                                                        Since
                                                      Inception
                                            1 Year     11/3/97
---------------------------------------------------------------
Guardian Portfolio                           +1.13      +16.24
S&P 500 Index                                -9.10      +13.80
Russell 1000 Value Index                     +7.02      +11.91

The S&P 500 is an unmanaged index of stocks that trade on major U.S. markets. The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.


[SIDE BAR]

Performance Measures

The information on this page provides different measures of the portfolio's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the portfolio.

As a frame of reference, the table includes broad-based indices of the entire U.S. equity market and of the portion of the market the portfolio focuses on. The portfolio's performance figures include all of its expenses; the indices do not include costs of investment.


                              12 Guardian Portfolio

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Year Ended December 31,                                 1997(1)   1998      1999      2000
-------------------------------------------------------------------------------------------
Per-share data ($)

Data have been computed based on the average number of shares outstanding throughout each year indicated. You can see what the portfolio earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV) at beginning of year          10.00     10.52     13.84     15.85
Plus:   Income from investment operations
        Net investment income                            0.01      0.11      0.09      0.09
        Net gains/losses-- realized and unrealized       0.51      3.22(2)   1.97      0.08(2)
        Subtotal: income from investment operations      0.52      3.33      2.06      0.17
Minus:  Distributions to shareholders
        Income dividends                                 --        0.01      0.05      0.09
        Subtotal: distributions to shareholders          --        0.01      0.05      0.09
                                                        -----     -----     -----     -----
Equals: Share price (NAV) at end of year                10.52     13.84     15.85     15.93

Ratios (% of average net assets)

The ratios show the portfolio's expenses and net investment income, as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.

Net expenses-- actual                                    1.00(3)   1.00      1.00      1.00
Gross expenses(4)                                       30.06(3)   1.14      0.98      0.99
Expenses(5)                                              1.06(3)   1.00      1.00      1.00
Net investment income-- actual                           0.98(3)   0.80      0.61      0.57

Other data

Total return shows how an investment in the portfolio would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the portfolio bought and sold securities.

Total return(6) (%)                                      5.20(7)  31.67     14.93      1.13
Net assets at end of year ($ x 1,000,000)                 0.6      74.1     121.1     131.1
Portfolio turnover rate (%)                                12       197       107       124

The figures above have been audited by Ernst & Young LLP, the portfolio's independent auditors. Their report, and full financial statements, appear in the portfolio's most recent annual report (see back cover).

(1) Period from 11/3/97 (beginning of operations) to 12/31/97.
(2) May not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of portfolio shares in relation to fluctuating market values of the portfolio.
(3) Annualized.
(4) Shows what this ratio would have been if there had been no expense reimbursement/repayment.
(5) Shows what expenses would have been if there had been no expense offset arrangements.
(6) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies.
(7) Not annualized.


[SIDE BAR]

Management

Kevin L. Risen and Allan R. White III are Vice Presidents of Neuberger Berman Management and Managing Directors of Neuberger Berman, LLC. Risen has co-managed the portfolio's assets since its inception. He joined Neuberger Berman in 1992 as an analyst, and has been a portfolio manager since 1995. White has been co-manager of the portfolio since September 1998, when he joined the firm. From 1989 to 1998 he was a portfolio manager at another firm.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 12/31/00, the management/administration fees paid to Neuberger Berman Management were 0.85% of average daily net assets.

The portfolio's management agreements are contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's annual operating expenses when certain expenses exceed a specified limit. See the Statement of Additional Information for more details.


                              13 Guardian Portfolio

Neuberger Berman Advisers Management Trust

Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------

"We want to own today's leading mid-cap companies that have the potential to become tomorrow's Fortune 500. To do this, we screen for financially sound, high growth companies in emerging or rapidly evolving industries that possess records of sustained profitability. We also look for companies with a history of positive earnings surprises that we expect will continue for some time."


GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks growth of capital.

To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. The portfolio seeks to reduce risk by diversifying among many companies, industries and sectors. The managers look for fast-growing companies that are in new or rapidly evolving industries.

Factors in identifying these firms may include:

o   above-average growth of earnings

o   earnings that have exceeded analysts' expectations

The managers may also look for other characteristics in a company, such as financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate. The managers follow a disciplined selling strategy, and may sell a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[SIDE BAR]

Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly evolving industries and may not yet have reached their full potential. The growth investor looks for indications of continued success.


                           14 Mid-Cap Growth Portfolio

MAIN RISKS
--------------------------------------------------------------------------------

Most of the portfolio's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the portfolio is subject to their risks, including the risk its holdings may:

o   fluctuate more widely in price than the market as a whole

o underperform other types of stocks when the market or the economy is not robust, during market downturns, or when mid-cap stocks are out of favor

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks may also underperform during periods when the market favors value stocks. The portfolio's performance may also suffer if certain stocks do not perform as the portfolio managers expected. To the extent that the managers sell stocks before they reach their market peak, the portfolio may miss out on opportunities for higher performance.

Through active trading, the portfolio may have a high turnover rate, which can mean lower performance due to increased brokerage costs.


[SIDE BAR]

Other Risks

The portfolio may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the portfolio anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the portfolio avoid losses but may mean lost opportunities.


                           15 Mid-Cap Growth Portfolio

PERFORMANCE
--------------------------------------------------------------------------------

The charts below provide an indication of the risks of investing in the portfolio. The bar chart shows how the portfolio's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time, and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results. This performance information does not reflect insurance product expenses.

YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------------------------------------------------

                        1991
                        1992
                        1993
                        1994
                        1995
                        1996
                        1997
                        1998            39.28
                        1999            53.89
                        2000            -7.46

Best quarter: Q4'99, up 48.62% Worst quarter: Q4'00, down 24.16%
Year-to-date performance as of 3/31/01: down 24.47%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/00
--------------------------------------------------------------------------------
                                                        Since
                                                      Inception
                                            1 Year     11/3/97
--------------------------------------------------------------------------------
Mid-Cap Growth Portfolio                     -7.46      +30.55
S&P MidCap 400/BARRA Growth Index            +9.16      +23.14

The S&P MidCap 400/BARRA Growth Index is an unmanaged index of U.S. mid-cap growth stocks.


[SIDE BAR]

Performance Measures

The information on this page provides different measures of the portfolio's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the portfolio.

As a frame of reference, the table includes a broad-based market index of mid-cap growth stocks. The portfolio's performance figures include all of its expenses; the index does not include costs of investment.


                           16 Mid-Cap Growth Portfolio

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Year Ended December 31,                                         1997(1)   1998      1999      2000
----------------------------------------------------------------------------------------------------
Per-share data ($)

Data have been computed based on the average number of shares outstanding throughout each year indicated. You can see what the portfolio earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV) at beginning of year                  10.00     11.72     16.22     24.30
Plus:   Income from investment operations
        Net investment income (loss)                             0.01     (0.03)    (0.07)    (0.09)
        Net gains/losses -- realized and unrealized              1.71      4.61      8.55     (1.72)
        Subtotal: income from investment operations              1.72      4.58      8.48     (1.81)
Minus:  Distributions to shareholders
        Income dividends                                         --        0.01      --       --
        Capital gain distributions                               --        0.07      0.40      0.01
        Subtotal: distributions to shareholders                  --        0.08      0.40      0.01
                                                                -----     -----     -----     -----
Equals: Share price (NAV) at end of year                        11.72     16.22     24.30     22.48

Ratios (% of average net assets)

The ratios show the portfolio's expenses and net investment income (loss), as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.

Net expenses -- actual                                           1.00(2)   1.00      1.00      0.98
Gross expenses(3)                                               17.73(2)   1.43      1.08      0.95
Expenses(4)                                                      1.05(2)   1.00      1.00      0.98
Net investment income (loss) -- actual                           0.83(2)  (0.20)    (0.40)    (0.34)

Other data

Total return shows how an investment in the portfolio would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the portfolio bought and sold securities.

Total return(5) (%)                                             17.20(6)  39.28     53.89     -7.46
Net assets at end of year ($ x 1,000,000)                         1.7      31.0     159.9     624.1
Portfolio turnover rate (%)                                        20       106       100       109

The figures above have been audited by Ernst & Young LLP, the portfolio's independent auditors. Their report, and full financial statements, appear in the portfolio's most recent annual report (see back cover).


(1) Period from 11/3/97 (beginning of operations) to 12/31/97.
(2) Annualized.
(3) Shows what this ratio would have been if there had been no expense reimbursement/repayment.
(4) Shows what expenses would have been if there had been no expense offset arrangements.
(5) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies.
(6) Not annualized.


[SIDE BAR]

Management

Jennifer K. Silver is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group, she has been co-manager of the portfolio since its inception. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

Brooke A. Cobb is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He has been co-manager of the portfolio since its inception. From 1972 to 1997, he was a portfolio manager at several other firms.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 12/31/00, the management/administration fees paid to Neuberger Berman Management were 0.84% of average net assets.

The portfolio's management agreements are contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's annual operating expenses when certain expenses exceed a specified limit. See the Statement of Additional Information for more details.


                           17 Mid-Cap Growth Portfolio

                                                                NEUBERGER BERMAN

Neuberger Berman Advisers Management Trust

Partners Portfolio
--------------------------------------------------------------------------------

"Our goal is to find companies that we believe are undervalued relative to their earnings potential, where we see a gap between the actual price of a stock and its intrinsic value. When a company grows in value and/or the valuation gap closes, the success of our strategy is realized."


GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks growth of capital.

To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The portfolio seeks to reduce risk by diversifying among many companies and industries.

The managers look for well-managed companies whose stock prices are believed to be undervalued.

Factors in identifying these firms may include:

o strong fundamentals, such as a company's financial, operational, and competitive positions

o   consistent cash flow

o   a sound earnings record through all phases of the market cycle

The managers may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The portfolio generally considers selling a stock when it reaches the managers' target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[SIDE BAR]

Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although they have the potential to offer attractive long-term returns.

Large companies are usually well-established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.


                             18 Partners Portofolio

MAIN RISKS
--------------------------------------------------------------------------------

Most of the portfolio's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

To the extent that the portfolio emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain under-valued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions. To the extent that the managers sell stocks before they reach their market peak, the portfolio may miss out on opportunities for higher performance.

Through active trading, the portfolio may have a high turnover rate, which can mean lower performance due to increased brokerage costs.


[SIDE BAR]

Other Risks

The portfolio may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the portfolio anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the portfolio avoid losses but may mean lost opportunities.


                              19 Partners Portfolio

PERFORMANCE
--------------------------------------------------------------------------------

The charts below provide an indication of the risks of investing in the portfolio. The bar chart shows how the portfolio's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time, and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results. This performance information does not reflect insurance product expenses.

YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------------------------------------------------

                        1991
                        1992
                        1993
                        1994
                        1995            36.47
                        1996            29.57
                        1997            31.25
                        1998             4.21
                        1999             7.37
                        2000             0.70

Best quarter: Q4'98, up 15.64% Worst quarter: Q3'98, down 14.96%
Year-to-date performance as of 3/31/01: down 6.37%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/00
--------------------------------------------------------------------------------
                                                                           Since
                                                                       Inception
                                              1 Year    5 Years      3/22/94
--------------------------------------------------------------------------------
Partners Portfolio                             +0.70     +13.89       +14.82
S&P 500 Index                                  -9.10     +18.32       +18.71
Russell 1000 Value Index                       +7.02     +16.91       +17.10

The S&P 500 is an unmanaged index of stocks that trade on major U.S. markets. The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.


[SIDE BAR]

Performance Measures

The information on this page provides different measures of the portfolio's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the portfolio.

As a frame of reference, the table includes broad-based indices of the entire U.S. equity market and of the portion of the market the portfolio focuses on. The portfolio's performance figures include all of its expenses; the indices do not include costs of investment.


                              20 Partners Portfolio

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Year Ended December 31,                                         1996      1997      1998      1999      2000
-------------------------------------------------------------------------------------------------------------
Per-share data ($)

Data have been computed based on the average number of shares outstanding throughout each year indicated. You can see what the portfolio earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV) at beginning of year                  13.23     16.48     20.60     18.93     19.64
Plus:   Income (loss) from investment operations
        Net investment income                                    0.10      0.12      0.20      0.11      0.07
        Net gains/losses -- realized and unrealized              3.69      4.82      0.73      1.23     (0.20)
        Subtotal: income (loss) from investment operations       3.79      4.94      0.93      1.34     (0.13)
Minus:  Distributions to shareholders
        Income dividends                                         0.04      0.05      0.08      0.23      0.15
        Capital gain distributions                               0.50      0.77      2.52      0.40      3.19
        Subtotal: distributions to shareholders                  0.54      0.82      2.60      0.63      3.34
                                                                -----     -----     -----     -----     -----
Equals: Share price (NAV) at end of year                        16.48     20.60     18.93     19.64     16.17

Ratios (% of average net assets)

The ratios show the portfolio's expenses and net investment income, as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

Net expenses -- actual                                           0.95      0.86      0.84      0.87      0.92
Expenses(1)                                                      0.95      0.86      0.84      0.87      0.92
Net investment income -- actual                                  0.60      0.60      1.04      0.57      0.42

Other data

Total return shows how an investment in the portfolio would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the portfolio bought and sold securities.

Total return(2) (%)                                              29.57    31.25      4.21      7.37      0.70
Net assets at end of year ($ x 1,000,000)                        705.4  1,632.8   1,630.5     989.5     808.3
Portfolio turnover rate (%)                                        118      106       148       112        97

The figures above have been audited by Ernst & Young LLP, the portfolio's independent auditors. Their report, and full financial statements, appear in the portfolio's most recent annual report (see back cover).


(1) Shows what expenses would have been if there had been no expense offset arrangements. This calculation is required for all periods ending after 9/1/95.
(2) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies.


[SIDE BAR]

Management

S. Basu Mullick is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He has managed or co-managed the Fund since 1998. He was a portfolio manager at another firm from 1993 to 1998.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 12/31/00, the management/administration fees paid to Neuberger Berman Management were 0.82% of average daily net assets.

The portfolio's management agreements are contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's annual operating expenses when certain expenses exceed a specified limit. See the Statement of Additional Information for more details.


                              21 Partners Portfolio

Neuberger Berman Advisers Management Trust

Regency Portfolio
--------------------------------------------------------------------------------

"We focus on the mid-cap sector of the market because we believe there are numerous opportunities there to find less well-known values. We look for leadership companies with strong fundamentals whose underlying value is not yet reflected in their stock prices."

GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks growth of capital.

To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. The portfolio seeks to reduce risk by diversifying among different companies and industries.

The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

o strong fundamentals, such as a company's financial, operational, and competitive positions

o   consistent cash flow

o   a sound earnings record through all phases of the market cycle

The management may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market over-reaction to negative news.

The portfolio generally considers selling a stock when it reaches the managers' target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[SIDE BAR]

Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.


                              22 Regency Portfolio

MAIN RISKS
--------------------------------------------------------------------------------

Most of the portfolio's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the portfolio is subject to their risks, including the risk its holdings may:

o   fluctuate more widely in price than the market as a whole

o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the portfolio may have a high portfolio turnover rate, which can mean lower performance due to increased brokerage costs.

[SIDE BAR]

Other Risks

The portfolio may use certain practices and securities involving additional risks.

Borrowing, securities lending and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss.

Although they may add diversification, foreign securities can be riskier because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the portfolio anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term fixed-income investments. This could help the portfolio avoid losses but may mean lost opportunities.


                              23 Regency Portfolio

PERFORMANCE OF A
SIMILAR FUND
--------------------------------------------------------------------------------

Because the portfolio had not commenced investment operations as of December 31, 2000, it does not have performance to report in this prospectus.

However, the portfolio has an investment objective, policies, limitations, and strategies substantially similar to those of, and the same portfolio manager as, another mutual fund managed by Neuberger Berman Management called the Neuberger Berman Regency Fund. The following table shows average annual total returns for the Neuberger Berman Regency Fund, assuming reinvestment of all distributions, as well as the Russell Midcap Value Index, which is pertinent to the Neuberger Berman Regency Fund. This performance information does not reflect insurance product expenses.


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/00
--------------------------------------------------------------------------------
                                                        Since
                                                      Inception
                                             1 Year    (6/1/99)
--------------------------------------------------------------------------------

Neuberger Berman Regency Fund                +31.24     +25.64
Russell Midcap Value Index                   +19.18     + 7.26

The Russell Midcap Value is an unmanaged index of the 800 smallest companies in the Russell 1000 index.

The performance of Neuberger Berman Regency Fund reflects that fund's expense ratio, and does not reflect any expenses or charges that apply to variable contracts. Insurance expenses and charges would reduce performance. Although the objective, policies, limitations and strategies of the portfolio are substantially similar to that of the Neuberger Berman Regency Fund, the portfolio is a distinct mutual fund and may have different investment returns, portfolio holdings, and risk/return characteristics than Neuberger Berman Regency Fund. The historical performance of Neuberger Berman Regency Fund is not indicative of future performance of the portfolio.

This performance representation relies on data supplied by Neuberger Berman Management or derived by Neuberger Berman Management from statistical services, reports or other sources it believes to be reliable.


[SIDE BAR]

Management

Robert I. Gendelman is a Vice President of Neuberger Berman Management and Managing Director of Neuberger Berman, LLC. Gendelman was a portfolio manager at another firm from 1992 to 1993.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services.

The portfolio pays the following fees to Neuberger Berman Management, all expressed as a percentage of the portfolio's average daily net assets: for investment management, 0.55% of the first $250 million; 0.525% of the next $250 million; 0.50% of the next $250 million; 0.475% of the next $250 million; 0.45% of the next $500 million; and 0.425% on assets over $1.5 billion; and 0.30% for administration. The portfolio's management agreements are written contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's expenses when certain annual operating expenses of the portfolio exceed the agreed-upon limit. See the Statement of Additional Information for more details.


                              24 Regency Portfolio

Neuberger Berman Advisers Management Trust

Socially Responsive Portfolio
--------------------------------------------------------------------------------

"We believe that sound practices in areas like employment and the environment can have a positive impact on a company's bottom line. We look for companies that meet value investing criteria and also show a commitment to uphold or improve their standards of corporate citizenship."


GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks long-term growth of capital by investing primarily in securities of companies that meet the portfolio's financial criteria and social policy.

To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The portfolio seeks to reduce risk by investing in a large number of companies across many different industries.

The managers initially screen companies using value investing criteria. They look for undervalued companies with solid balance sheets, strong management, consistent cash flows, and other value-related factors. Among companies that meet these criteria, the managers look for those that show leadership in three areas:

o environmental concerns

o diversity in the work force

o progressive employment and workplace practices, and community relations

The managers typically also look at a company's record in public health and the nature of its products. The managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the portfolio endeavors to avoid companies that derive revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The portfolio also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

Under normal market conditions, at least 80% of the portfolio's total assets will be invested in equity securities, all of which are selected in accordance with its social policy. When a stock no longer meets the portfolio's investment criteria, the managers will consider selling it.

The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[SIDE BAR]

Social Investing

Portfolios that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.


                        25 Socially Responsive Portfolio

MAIN RISKS
--------------------------------------------------------------------------------

Most of the portfolio's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

The portfolio's social policy could cause it to underperform similar portfolios that do not have a social policy.

Among the reasons for this are:

o undervalued stocks that don't meet the social criteria could outperform those that do

o economic or political changes could make certain companies less attractive for investment

o the social policy could cause the fund to sell or avoid stocks that subsequently perform well

To the extent that the portfolio emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be somewhat riskier than large-cap stocks, and are usually more sensitive to economic and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.


[SIDE BAR]

Other Risks

The portfolio may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss. These investments are not subject to the portfolio's social policy.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the portfolio anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the portfolio avoid losses but may mean lost opportunities.

                        26 Socially Responsive Portfolio

PERFORMANCE
--------------------------------------------------------------------------------

The charts below provide an indication of the risks of investing in the portfolio. The bar chart shows the portfolio's performance during its first full calendar year of operations. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time, and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results. This performance information does not reflect insurance product expenses.

YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------------------------------------------------

                        1991
                        1992
                        1993
                        1994
                        1995
                        1996
                        1997
                        1998
                        1999
                        2000            -1.61

Best quarter: Q2'99, up 11.65% Worst quarter: Q3'99, down 9.48%
Year-to-date performance as of 3/31/01: down 8.41%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/00
--------------------------------------------------------------------------------
                                                           Since
                                                         Inception
                                                1 Year    2/18/99
--------------------------------------------------------------------------------
Socially Responsive Portfolio                    -1.61     +7.02
S&P 500 Index                                    -9.10     +5.43
Russell 1000 Value Index                         +7.02     +8.71

The S&P 500 is an unmanaged index of stocks that trade on major U.S. markets. The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

[SIDE BAR]

Performance Measures

The information on this page provides different measures of the portfolio's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the portfolio.

As a frame of reference, the table includes broad-based indices of the entire U.S. equity market and of the portion of the market the portfolio focuses on. The portfolio's performance figures include all of its expenses; the indices do not include costs of investment.

                        27 Socially Responsive Portfolio

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Period Ended December 31,                               1999(1)         2000
--------------------------------------------------------------------------------
Per-share data ($)

Data have been computed based on the average number of shares outstanding throughout each year indicated. You can see what the portfolio earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV) at beginning of year          10.00           11.54
Plus:   Income from investment operations
        Net investment income (loss)                     0.03           (0.04)
        Net gains/losses -- realized and unrealized      1.51           (0.17)
        Subtotal: income from investment operations      1.54           (0.21)
Minus:  Distributions to shareholders
        Income dividends                                 --              0.03
        Capital gain distributions                       --              0.13
        Subtotal: distributions to shareholders          --              0.16
                                                        -----           -----
Equals: Share price (NAV) at end of year                11.54           11.17

Ratios (% of average net assets)

The ratios show the portfolio's expenses and net investment income, as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.

Net expenses -- actual                                   1.53(2)         1.54
Gross expenses(3)                                        9.04(2)         2.40
Expense(4)                                               1.68(2)         1.68
Net investment income (loss) -- actual                   0.35(2)        (0.33)

Other data

Total return shows how an investment in the portfolio would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the portfolio bought and sold securities.

Total return(5) (%)                                     15.40(6)        -1.61
Net assets at end of year ($ x 1,000,000)                 1.3             2.2
Portfolio turnover rate (%)                                72              92


The figures above have been audited by Ernst & Young LLP, the portfolio's independent auditors. Their report, and full financial statements, appear in the portfolio's most recent annual report (see back cover).

(1) Period from 2/18/99 (beginning of operations) to 12/31/99.
(2) Annualized.
(3) Shows what this ratio would have been if there had been no expense reimbursement.
(4) Shows what expenses would have been if there had been no expense offset arrangements.
(5) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies.
(6) Not annualized.

[SIDE BAR]

Management

Janet Prindle, a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, joined the latter firm in 1977. She has been managing assets using social criteria since 1990, and has been the manager of the portfolio since its inception.

Robert Ladd and Ingrid Saukaitis are Vice Presidents of Neuberger Berman Management and have been Associate Managers of the portfolio since its inception. Ladd has been a portfolio manager at the firm since 1992 and is a Managing Director of Neuberger Berman, LLC; Saukaitis was project director for a social research group from 1995 to 1997.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended December 31, 2000, the management/administration fees paid to Neuberger Berman Management were 0.85% of average daily net assets, on an annualized basis.

The portfolio's management agreements are contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's annual operating expenses when certain expenses exceed a specified limit. See the Statement of Additional Information for more details.

                        28 Socially Responsive Portfolio

Neuberger Berman Advisers Management Trust

International Portfolio
--------------------------------------------------------------------------------

"In identifying attractive stocks from among the many thousands currently available outside the U.S., it's important to have a clear strategy. This portfolio uses a combination of growth and value criteria, while also considering larger scale economic factors."


GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks long-term growth of capital by investing primarily in common stocks of foreign companies.

To pursue this goal, the portfolio invests mainly in foreign companies of any size, including companies in developed and emerging industrialized markets. The portfolio defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The portfolio seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the manager looks for well-managed companies that show potential for above-average growth or whose stock prices are believed to be undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected earnings growth. The manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

When a stock no longer meets the portfolio's investment criteria, the manager may sell it.

The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[SIDE BAR]

Foreign Stocks

There are many promising opportunities for investment outside the U.S. These foreign markets often respond to different factors, and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolio in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

Growth vs. Value Investing

Value investors seek stocks trading at below average market prices based on earnings, book value or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.


                           29 International Portfolio

MAIN RISKS
--------------------------------------------------------------------------------

Most of the portfolio's performance depends on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, sometimes sharply, and you could lose money.

Foreign stocks are riskier than comparable U.S. stocks. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks -- sometimes for years. The portfolio could also underperform if the manager invests in countries or regions whose economic performance falls short.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

To the extent that the portfolio invests in a type of stock, it takes on the risks associated with that type. Growth stocks may suffer more than value stocks during market downturns, while value stocks may remain undervalued. Mid-and small-cap stocks tend to be less liquid and more volatile than large-cap stocks. Any type of stock may underperform any other during a given period.


[SIDE BAR]

Other Risks

The portfolio may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The portfolio may use derivatives for hedging and for speculation. Hedging could reduce the portfolio's losses from currency fluctuations, but could also reduce its gains. A derivative instrument could fail to perform as expected. Any speculative investment could cause a loss for the portfolio.

When the portfolio anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the portfolio avoid losses but may mean lost opportunities.

                           30 International Portfolio

PERFORMANCE OF A
SIMILAR FUND
--------------------------------------------------------------------------------

Because the portfolio had not commenced investment operations as of December 31, 2000, it does not have performance to report in this prospectus.

However, the portfolio has an investment objective, policies, limitations, and strategies substantially similar to those of, and the same portfolio manager as, another mutual fund managed by Neuberger Berman Management called the Neuberger Berman International Fund. The following table shows average annual total returns for the Investor Class Shares of the Neuberger Berman International Fund, assuming reinvestment of all distributions, as well as the EAFE Index, which is pertinent to the Neuberger Berman International Fund. This performance information does not reflect insurance product expenses.

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/00
--------------------------------------------------------------------------------
                                                                           Since
                                                                       Inception
                                                     1 Year  5 Years  (6/15/94)
--------------------------------------------------------------------------------

Neuberger Berman International Fund--Investor Class  -24.36   12.05     10.22
EAFE Index                                           -13.96    7.43      7.31

The EAFE is an unmanaged index of stocks from Europe, Australasia, and the Far East.

The performance of Neuberger Berman International Fund reflects that fund's expense ratio, and does not reflect any expenses or charges that apply to variable contracts. The estimated expense ratio of the portfolio is higher than the expense ratio of the Neuberger Berman International Fund. Therefore, if the estimated expense ratio of the portfolio had been factored into this presentation, performance would be lower. In addition, insurance expenses and charges would reduce performance. Although the objective, policies, limitations and strategies of the portfolio are substantially similar to that of the Neuberger Berman International Fund, the portfolio is a distinct mutual fund and may have different investment returns, portfolio holdings, and risk/return characteristics than Neuberger Berman International Fund. The historical performance of Neuberger Berman International Fund is not indicative of future performance of the portfolio.

This performance representation relies on data supplied by Neuberger Berman Management or derived by Neuberger Berman Management from statistical services, reports or other sources it believes to be reliable.


[SIDE BAR]

Management

Valerie Chang is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. In 1996 she joined the firm and became assistant manager of the portfolio. She began her career in 1990 in banking, and from 1995 to 1996 was a senior securities analyst at another firm.

Benjamin E. Segal is a Vice President of Neuberger Berman Management and a Vice President of Neuberger Berman, LLC and Co-Manager of the portfolio since December 2000. He was an assistant Manager of the Fund since January of 1999. He was an assistant portfolio manager at another firm from 1997 to 1998. Prior to 1997, he held positions in international finance and consulting.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services.

The portfolio pays the following fees to Neuberger Berman Management, all expressed as a percentage of the portfolio's average daily net assets: for investment management, 0.85% of the first $250 million; 0.825% of the next $250 million; 0.80% of the next $250 million; 0.775% of the next $250 million; 0.75% of the next $500 million; and 0.725% on assets over $1.5 billion; and 0.30% for administration. The portfolio's management agreements are written contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's expenses when certain annual operating expenses of the portfolio exceed the agreed-upon limit. See the Statement of Additional Information for more details.


                           31 International Portfolio

Neuberger Berman Advisers Management Trust

Limited Maturity Bond Portfolio
--------------------------------------------------------------------------------

"Historically, limited maturity portfolios have been able to deliver much of the yield available in the investment-grade bond market while offering reduced share price fluctuation. With this in mind, we strive to manage the portfolio with an emphasis on yield and risk management."


GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

To pursue these goals, the portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the portfolio may invest up to 10% of net assets in securities that are below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard and Poor's or, if unrated by either of these, are believed by the managers to be of comparable quality. When the managers believe there are attractive opportunities in foreign markets, the portfolio may also invest in foreign debt securities to enhance yield and/or total return.

The portfolio seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of four years or less.

The managers monitor national trends in the corporate and government securities markets, as well as a range of economic and financial factors. The managers look for securities that appear underpriced compared to securities of similar structure and credit quality, and securities that appear likely to have their credit ratings raised. In choosing lower-rated securities, the managers look for bonds from issuers whose financial health appears comparatively strong but that are smaller or less well known to investors.


[SIDE BAR]

Duration

Duration is a measurement of a bond investment's sensitivity to changes in interest rates. Typically, with a 1% change in interest rates, an investment's value may be expected to move in the opposite direction approximately 1% for each year of its duration.

Bond Ratings

Most large issuers obtain ratings for their bonds from one or more independent rating agencies, although many bonds of all quality levels remain unrated.

Bonds in the top four categories of credit quality are considered investment grade. Bonds in the fifth or sixth category (BB/Ba or B) are called lower-rated, or non-investment- grade. Many of these "junk bonds" are actually issued by reputable companies, and offer attractive yields.


                       32 Limited Maturity Bond Portfolio

MAIN RISKS
--------------------------------------------------------------------------------

Most of the portfolio's performance depends on what happens in the investment-grade bond market. The value of your investment will rise and fall, and you could lose money.

The portfolio's yield and total return will change with interest rate movements. When interest rates rise, the portfolio's share price will typically fall. The portfolio's sensitivity to this risk will increase with any increase in the portfolio's duration.

A downgrade or default affecting any of the portfolio's securities would affect the portfolio's performance. Performance could also be affected if unexpected interest rate trends cause the portfolio's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected.

Foreign securities could add to the ups and downs of the portfolio's share price, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

Over time, the portfolio may produce a lower return than stock investments and less conservative bond investments. Although the portfolio's average return has outpaced inflation over the long term, it may not always do so.

Due to the portfolio's limited duration and the need to sometimes change allocation among sectors, the portfolio may have a high turnover rate, which can mean increased transaction costs.


[SIDE BAR]

Other Risks

The portfolio may use certain practices and securities involving additional risks.

The use of certain derivatives to hedge interest rate risk or produce income could affect portfolio performance if the derivatives do not perform as expected.

When the portfolio anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term debt instruments. This could help the portfolio avoid losses but may mean lost opportunities.

                       33 Limited Maturity Bond Portfolio

PERFORMANCE
--------------------------------------------------------------------------------

The charts below provide an indication of the risks of investing in the portfolio. The bar chart shows how the portfolio's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results. This performance information does not reflect insurance product expenses.

YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------------------------------------------------

                        1991            11.34
                        1992             5.18
                        1993             6.63
                        1994            -0.15
                        1995            10.93
                        1996             4.31
                        1997             6.74
                        1998             4.39
                        1999             1.48
                        2000             6.78

Best quarter: Q4'91, up 4.22% Worst quarter: Q1'94, down 1.08%
Year-to-date performance as of 3/31/01: up 3.53%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/00
--------------------------------------------------------------------------------
                                                  1 Year    5 Years    10 Years
Limited Maturity Bond Portfolio                    6.78       4.72       5.71
Merrill Lynch 1-3 Year Treasury Index              7.99       5.92       6.42

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S. Treasuries with maturities between 1 and 3 years.


[SIDE BAR]

Performance Measures

The information on this page provides different measures of the portfolio's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the portfolio.

The table compares the portfolio's returns to those of a broad-based market index. The portfolio's performance figures include all of its expenses; the index does not include costs of investment.

To obtain the portfolio's current yield, call 800.877.9700. The current yield is the portfolio's net income over a recent 30-day period expressed as an annual rate of return.

                       34 Limited Maturity Bond Portfolio

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Year Ended December 31,                                         1996    1997    1998    1999    2000
-----------------------------------------------------------------------------------------------------
Per-share data ($)

Data have been computed based on the average number of shares outstanding throughout each year indicated. You can see what the portfolio earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV) at beginning of year                  14.71   14.05   14.12   13.82   13.24
Plus:   Income (loss) from investment operations
        Net investment income                                    0.92    0.88    0.80    0.77    0.77
        Net gains/losses-- realized and unrealized              (0.34)   0.02   (0.21)  (0.58)   0.07
        Subtotal: income (loss) from investment operations       0.58    0.90    0.59    0.19    0.84
Minus:  Distributions to shareholders
        Income dividends                                         1.24    0.83    0.89    0.77    0.89
        Subtotal: distributions to shareholders                  1.24    0.83    0.89    0.77    0.89
                                                                -----   -----   -----   -----   -----
Equals: Share price (NAV) at end of year                        14.05   14.12   13.82   13.24   13.19

Ratios (% of average net assets)

The ratios show the portfolio's expenses and net investment income, as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

Net expenses -- actual                                           0.78    0.77    0.76    0.76    0.76
Expenses(1)                                                      0.78    0.77    0.76    0.76    0.76
Net investment income -- actual                                  6.01    6.27    5.83    5.81    5.93

Other data

Total return shows how an investment in the portfolio would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the portfolio bought and sold securities.

Total return(2) (%)                                              4.31    6.74    4.39    1.48    6.78
Net assets at end of year ($ x 1,000,000)                       256.9   251.1   277.3   248.4   214.4
Portfolio turnover rate (%)                                       132      86      44     139     109

The figures above have been audited by Ernst & Young LLP, the portfolio's independent auditors. Their report, and full financial statements, appear in the portfolio's most recent annual report (see back cover).

(1) Shows what expenses would have been if there had been no expense offset arrangements.
(2) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies.


[SIDE BAR]

Management

Theodore P. Giuliano, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the portfolio since its inception.

Catherine Waterworth is a Vice President of Neuberger Berman Management and Neuberger Berman, LLC. She has co-managed the portfolio since joining the firm in December 1998. From 1995-98 she was a managing director of high grade fixed income at a major investment firm.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 12/31/00, the management/administration fees paid to Neuberger Berman Management were 0.65% of average daily net assets.

The portfolio's management agreements are contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's annual operating expenses when certain expenses exceed a specified limit. See the Statement of Additional Information for more details.


                       35 Limited Maturity Bond Portfolio

Neuberger Berman Advisers Management Trust

Liquid Asset Portfolio
--------------------------------------------------------------------------------

"In managing this portfolio we focus on the three main goals investors look for in a money market investment: liquidity, stability and high current income. At the same time, we seek to maintain high standards for credit quality, in some cases higher than required by law."

GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks the highest available current income consistent with safety and liquidity.

To pursue this goal, the portfolio invests in high quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The portfolio may invest significantly in commercial paper, and may invest more than 25% of total assets in CDs and similar time deposits and banker's acceptances issued by U.S. banks. The portfolio may invest to a lesser extent in securities issued by banks that do not represent deposits. The portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

The portfolio also may invest in the securities of other investment companies, corporate bonds, variable and floating rate instruments and repurchase agreements. With respect to one-third of its total assets (including the value of any loan collateral), the fund may engage in reverse repurchase agreements and securities lending, and may invest the proceeds. (To reduce risk, the portfolio does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.)

The managers monitor a range of economic and financial factors, in order to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risk. Based on their analysis, the managers invest the portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the portfolio's credit quality policies or jeopardizing the stability of its share price.


[SIDE BAR]

Money Market Funds

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set strict standards for credit quality and maturity (397 days or less for individual securities, 90 days or less on average for the portfolio overall).

The regulations also require money market funds to limit investments to the top two rating categories of credit quality. This portfolio typically exceeds this requirement by investing only in top-tier securities.

                            36 Liquid Asset Portfolio

MAIN RISKS
--------------------------------------------------------------------------------

Most of the portfolio's performance depends on interest rates. When interest rates fall, the portfolio's yields will typically fall as well. The portfolio's emphasis on securities in the first tier of credit quality may mean that its yields are somewhat lower than those available from certain other money market mutual funds. Over time, the portfolio may produce a lower return than bond or stock investments. Although the portfolio's average yield has outpaced inflation over the long term, it may not always do so. Despite its emphasis on first-tier securities, the portfolio is subject to some credit risk. This is the risk that issuers may fail, or become less able to make payments when due.

Because the portfolio may invest more than 25% of total assets in securities issued by U.S. banks, its performance could be affected by factors influencing the health of the banking industry. These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. The bank securities in which the portfolio may invest typically are not insured by the federal government. Securities that do not represent deposits have lower priority in the bank's capital structure than those that do.

Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the fund to some risk.


[SIDE BAR]

Other Risks

Although the portfolio has maintained a stable share price since its inception, the share price could fluctuate, meaning that there is a chance that you could lose money by investing in the portfolio.

While the portfolio may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the portfolio itself.


                            37 Liquid Asset Portfolio

PERFORMANCE
--------------------------------------------------------------------------------

The charts below provide an indication of the risks of investing in the portfolio. The bar chart shows how the portfolio's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results. This performance information does not reflect insurance product expenses.


YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------------------------------------------------

                        1991            5.61
                        1992            3.25
                        1993            2.43
                        1994            3.46
                        1995            5.04
                        1996            4.52
                        1997            4.71
                        1998            4.66
                        1999            4.27
                        2000            5.63

Best quarter: Q1'91, up 1.58% Worst quarter: Q2'93, up 0.56%
Year-to-date performance as of 3/31/01: up 1.26%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/00
--------------------------------------------------------------------------------
                                                    1 Year   5 Years   10 Years
--------------------------------------------------------------------------------

Liquid Asset Portfolio                                5.63     4.76      4.35


[SIDE BAR]

Performance Measures

The information on this page provides different measures of the portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the portfolio, and include all portfolio expenses.

To obtain the portfolio's current yield, call 800.366.6264. The current yield is the portfolio's net income over a recent seven-day period expressed as an annual rate of return.

                            38 Liquid Asset Portfolio

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Year Ended December 31,                                          1996        1997      1998      1999      2000
-----------------------------------------------------------------------------------------------------------------
Per-share data ($)

Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV) at beginning of year                  1.0000      0.9999    0.9999    0.9999    0.9999
Plus:   Income from investment operations
        Net investment income                                   0.0443      0.0461    0.0456    0.0419    0.0549
        Net gains/losses                                       (0.0001)(1)      --        --        --        --
        Subtotal: income from investment operations             0.0442      0.0461    0.0456    0.0419    0.0549
Minus:  Distributions to shareholders
        Income dividends                                        0.0443      0.0461    0.0456    0.0419    0.0549
        Subtotal: distributions to shareholders                 0.0443      0.0461    0.0456    0.0419    0.0549
                                                                ------      ------    ------    ------    ------
Equals: Share price (NAV) at end of year                        0.9999      0.9999    0.9999    0.9999    0.9999

Ratios (% of average net assets)

The ratios show the portfolio's expenses and net investment income, as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.

Net expenses -- actual                                            1.00        1.00      1.00      1.00      0.89
Gross Expenses(2)                                                 1.21        1.12      1.14      1.09        --
Expenses(3)                                                       1.01        1.01      1.01      1.01      0.89
Net investment income -- actual                                   4.44        4.61      4.56      4.21      5.48

Other data

Total return shows how an investment in the portfolio would have performed over each period, assuming all distributions were reinvested.

Total return (5)(%)                                               4.52(4)     4.71(4)   4.66(4)   4.27(4)   5.63
Net assets at end of year ($ x 1,000,000)                         13.5        13.4      14.8      25.8      24.8

The figures above have been audited by Ernst & Young LLP, the portfolio's independent auditors. Their report, and full financial statements, appear in the portfolio's most recent annual report (see back cover).


(1) May not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of portfolio shares.
(2) Shows what this ratio would have been if there had been no expense reimbursement.

(3) Shows what expenses would have been if there had been no expense offset arrangements.

(4) Would have been lower if Neuberger Berman Management had not reimbursed certain expenses.

(5) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies.


[SIDE BAR]

Management

Theodore P. Giuliano, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the portfolio since its inception.

Josephine Mahaney is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. She joined the firm in 1976 and has co-managed the portfolio since 1992.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 12/31/00, the management/administration fees paid to Neuberger Berman Management were 0.65% of average daily net assets.

The portfolio's management agreements are contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's annual operating expenses when certain expenses exceed a specified limit. See the Statement of Additional Information for more details.

                            39 Liquid Asset Portfolio

Investment Neuberger Berman Advisers Management Trust

Your Investment
--------------------------------------------------------------------------------


BUYING AND SELLING
PORTOFOLIO SHARES
--------------------------------------------------------------------------------

The portfolios described in this prospectus are designed for use with certain variable insurance contracts and, in the case of Balanced Portfolio, certain qualified plans as well. Because shares of the portfolios are held by the insurance companies or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to these portfolios.

Under certain circumstances, the portfolios reserve the right to:

o   suspend the offering of shares

o   reject any investment order

o satisfy an order to sell portfolio shares with securities rather than cash, for certain very large orders

o suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Because the portfolios are offered to different insurance companies and for different types of variable contracts -- annuities and life insurance -- and to qualified plans, groups with different interests will share the portfolios. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the portfolios watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in a portfolio. While this might resolve the conflict, it also might force the portfolio to sell securities at disadvantageous prices.


SHARE PRICES
--------------------------------------------------------------------------------

When you buy and sell shares of a portfolio, the share price is that portfolio's net asset value per share.

The portfolios are open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; portfolio shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or plan administrator to find out by what time your transaction request must be received in order to be processed the same day. Each portfolio normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your insurance company or plan administrator accepts transaction requests, it's possible that the portfolio's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a portfolio could change on days when you can't buy or sell portfolio shares. The portfolio's share price, however, will not change until the next time it is calculated.


[SIDE BAR]

Share Price Calculations

A portfolio's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of a portfolio's securities changes every day, the share price usually changes as well (an exception is the Liquid Asset Portfolio, which seeks to maintain a stable $1.00 share price).

The portfolios value equity securities by using market prices, and value debt securities using bid quotations from independent pricing services or principal market makers. The portfolios may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value. Securities in the Liquid Asset Portfolio are valued using a constant amortization method that is in keeping with that portfolio's efforts to maintain a stable share price.

In rare cases, events that occur after markets have closed may render certain prices unreliable. When a portfolio believes a market price does not reflect a security's true value, the portfolio may substitute for the market price a fair-value estimate derived through methods approved by its trustees. A portfolio may also use these methods to value certain types of illiquid securities.


                               40 Your Investment

PORTFOLIO STRUCTURE
--------------------------------------------------------------------------------

Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure. Rather than investing directly in securities, each portfolio invested all of its assets in another fund that served as a corresponding "master series." The master series, in turn, invested in securities.

Effective May 1, 2000, the portfolios converted to a conventional one-tier structure. Each portfolio redeemed its investment in its corresponding master series in return for delivery of the series' securities, at current net asset value, subject to the liabilities of the master series. Accordingly, each portfolio received the investment securities of its corresponding master series and will continue to hold securities directly.

While Neuberger Berman Management and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as some of the portfolios, there may be certain differences between the portfolios and these other funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The information below is only a summary of some of the important Federal tax considerations generally affecting the portfolios and their shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- Each portfolio pays out to shareholders of record any net income and net capital gains. Ordinarily, the portfolios make distributions once a year (in February), except for the Liquid Asset Portfolio, which ordinarily declares income dividends daily and pays them once a month. All dividends and other distributions received by shareholders of record are automatically reinvested in portfolio shares.

How distributions and transactions are taxed -- Dividends and other distributions made by a portfolio, as well as transactions in portfolio shares, are taxable, if at all, to the extent described in your variable contract prospectus or qualified plan documentation. Consult them for more information.


[SIDE BAR]

Insurance Expenses

The fees and policies outlined in this prospectus are set by the portfolios and by Neuberger Berman Management. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract; for those fees, you will need to see the prospectus for your variable contract.

Distribution and Services

Each portfolio has a non-fee distribution plan that recognizes that Neuberger Berman Management may use its own resources, including profits that derive from administration fees paid by the portfolios, to pay expenses associated with the distribution of portfolio shares.

Neuberger Berman Management may also pay insurance companies and qualified plan administrators for services they provide to current and prospective variable contract owners and qualified plan participants, such as providing information about the portfolios and delivering portfolio documents, among other services.

Neuberger Berman Management does not receive any separate fees from the portfolios for making these payments.


                               41 Your Investment

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Other tax-related considerations -- In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the portfolios. Because the portfolios are offered through certain variable insurance contracts and qualified plans, they are subject to special diversification standards beyond those that normally apply to mutual funds. If the underlying assets of a portfolio fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by a portfolio could generate a current tax liability.

The managers of each portfolio's assets intend to comply with the special diversification requirements. It is possible that their attempts to comply may at times call for decisions that would somewhat reduce investment performance.


[SIDE BAR]

Conversion to the Euro

Like other mutual funds, the portfolios could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with the Euro issue and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies whose securities are owned by the portfolios will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion, which could disrupt portfolio operations and investments if problems arise, has been adequately addressed until the conversion is completed.


                               42 Your Investment

FOR ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you'd like further details on any of these portfolios, you can request a free copy of the following documents:

Shareholder Reports -- Published twice a year, the shareholder reports offer information about the portfolio's recent performance, including:

o a discussion by the portfolio manager(s) about strategies and market conditions

o   fund performance data and financial statements

o   complete portfolio holdings

Statement of Additional Information -- The SAI contains more comprehensive information on these portfolios, including:

o   various types of securities and practices, and their risks

o   investment limitations and additional policies

o   information about each portfolio's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of this prospectus.


Investment manager:
Neuberger Berman Management Inc.

Sub-adviser:
Neuberger Berman, LLC


[SIDE BAR]

Obtaining Information

You can obtain a shareholder report, SAI, and other information from:

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180

800.877.9700
212.476.8800

Web site:
www.nbfunds.com

Email:
questions@nbfunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. They are also available from the Edgar database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.


[NEUBERGER BERMAN LOGO]

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180                                 E A0060 05/01
                                                        SEC file number 811-4225

                                                                NEUBERGER BERMAN

Neuberger Berman

Advisers Management Trust
--------------------------------------------------------------------------------

Balanced Portfolio Prospectus May 1, 2001

THIS PORTFOLIO:

o is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts, and is also offered to qualified pension and retirement plans

o    is designed for investors with long-term goals in mind

o offers you the opportunity to participate in finanancial markets through a professionally managed stock and bond portfolio

o carries certain risks, including the risk that you could lose money if portfolio shares are worth less than what you paid

o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

Portfolio Management

All of the Neuberger Berman Advisers Management Trust Portfolios are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

Risk Information

In certain cases, the investments for the portfolios of Neuberger Berman Advisers Management Trust are managed by the same individuals who manage one or more other Neuberger Berman mutual funds that have similar names, objectives, and investment styles as a portfolio. You should be aware that the portfolios are likely to differ from these other mutual funds in size, cash flow pattern, and tax matters. Accordingly, the holdings and performance of these portfolios can be expected to vary from those of the other mutual funds.

This prospectus discusses principal risks of investment in portfolio shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract, you should also read the contract's prospectus.

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Neuberger Berman name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. (copyright)2001 Neuberger Berman Management Inc.


[SIDE BAR]

CONTENTS

The Portfolio

Balanced Portfolio ........................................  2

Your Investment

Buying and Selling Portfolio Shares .......................  6
Share Prices ..............................................  6
Portfolio Structure .......................................  7
Distributions and Taxes ...................................  7

Neuberger Berman Advisers Management Trust

Balanced Portfolio
--------------------------------------------------------------------------------

"By keeping most of the portfolio's assets invested in the mid-cap segment of the stock market, the portfolio seeks long-term growth, while substantial investment in the short-term bond market has the potential to reduce risk and add to income."

GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks growth of capital and reasonable current income without undue risk to principal.

To pursue these goals, the portfolio allocates its assets between stocks -- primarily those of mid-capitalization companies -- and short-term fixed-income securities from U.S.government and corporate issuers. The portfolio seeks to reduce risk by diversifying among many issuers and different types of securities.

The managers may allocate anywhere from 50% to 70% of assets to stock investments, with the balance allocated to bond investments (at least 25%) and operating cash. In determining the portfolio's allocation, the managers consult with senior management of the adviser and sub-adviser.

In selecting stocks, the managers look for fast-growing companies in new or rapidly evolving industries whose characteristics may include one or more of the following:

o   above-average growth of earnings

o   earnings that have exceeded analysts' expectations

o   financial strength

o   a strong competitive position

o   a reasonable stock price in light of the company's growth rate

The portfolio's fixed-income securities consist mainly of investment-grade bonds and other debt securities from U.S.government and corporate issuers, and may include mortgage- and asset-backed securities. Although the portfolio may invest in securities of any maturity, it normally maintains an average portfolio duration of four years or less. In selecting fixed-income securities, the managers monitor national trends, looking for securities that appear relatively underpriced or appear likely to have their credit ratings raised.


[SIDE BAR]

Asset Allocation

Studies of performance and volatility indicate that balanced portfolios of stocks and fixed-income securities can approach stock market performance while experiencing lower volatility. The first step in an allocation strategy is to determine how assets should be divided among investment categories. Selecting appropriate investments within those categories is a second step.

Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

                              2  Balanced Portfolio

MAIN RISKS
--------------------------------------------------------------------------------



Most of the portfolio's performance depends on what happens in the stock and bond markets. The behavior of these markets is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the portfolio is subject to their risks, including the risk its holdings may:

o   fluctuate more widely in price than the market as a whole

o underperform other types of stock when the market or the economy is not robust, during market downturns or when mid-cap stocks are out of favor

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks may also underperform during periods when the market favors value stocks. The portfolio's performance may also suffer if certain stocks do not perform as the portfolio managers expected. To the extent that the managers sell stocks before they reach their market peak, the portfolio may miss out on opportunities for higher performance.

Most of the performance of the fixed-income portion of the portfolio depends on what happens in the investment-grade bond market. The portfolio's yield and total return on its fixed-income securities will change with interest rate movements. When interest rates rise, the portfolio's underlying bonds will decline in price. The portfolio's sensitivity to this risk will increase with any increase in the portfolio's duration.

A downgrade or default that affected any of the portfolio's securities would adversely affect the portfolio's performance, as would unexpected interest rate trends that cause mortgage- or asset-backed securities to be paid off substantially earlier or later than expected.

The portfolio's performance may also suffer if certain investments or asset allocations do not perform as portfolio managers expected.

Through active trading, the portfolio may have a high turnover rate, which can mean lower performance due to increased brokerage costs.

[SIDE BAR]

Other Risks

The portfolio may use certain practices and securities involving additional risks.

Borrowing, securities lending and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

The use of certain derivatives to hedge interest rate risk or produce income could affect portfolio performance if the derivatives do not perform as expected.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. Through active trading, the portfolio may have a high turnover rate, which can mean lower performance due to increased brokerage costs.

When the portfolio anticipates unusual market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term securities. This could help the portfolio avoid losses but may mean lost opportunities.

                              3  Balanced Portfolio

PERFORMANCE
--------------------------------------------------------------------------------

The charts below provide an indication of the risks of investing in the portfolio. The bar chart shows how the portfolio's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time,and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results. This performance information does not reflect insurance product or qualified plan expenses.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

                        1991            22.68
                        1992             8.06
                        1993             6.45
                        1994            -3.36
                        1995            23.76
                        1996             6.89
                        1997            19.45
                        1998            12.18
                        1999            33.56
                        2000            -4.55


Best quarter: Q4 '99 up 32.13%          Worst quarter: Q4 '00 down 18.61%
Year-to-date performance as of 3/31/01: down 15.87%

AVERAGE ANNUAL TOTAL %RETURNS as of 12/31/00
--------------------------------------------------------------------------------

                                                1 Year    5 Years   10 Years
--------------------------------------------------------------------------------
Balanced Portfolio                               -4.55     +12.80    +11.91
Russell Midcap Growth Index                     -11.75     +17.77    +18.10
Merrill Lynch 1-3 Year Treasury Index            +7.99      +5.92     +6.42
S&P 500 Index                                    -9.10     +18.32    +17.44


The Russell Midcap Growth Index is an unmanaged index of U.S.mid-cap growth stocks.
The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S.Treasury securities.
The S&P 500 is an unmanaged index of stocks that trade on major U.S. markets.


INVESTOR EXPENSES
--------------------------------------------------------------------------------

The portfolio charges no fees for buying, selling, or exchanging shares, or for maintaining an account. Your only portfolio cost is your share of annual operating expenses. You may, however, have additional expenses in connection with your insurance contract or qualified plan.


FEE TABLE
--------------------------------------------------------------------------------
Shareholder fees                                                None
--------------------------------------------------------------------------------
Annual operating expenses (% of average net assets)*
These are deducted from portfolio assets,
  so you pay them indirectly.
        Management/administration fees                          0.85
Plus:   Distribution (12b-1)fees                                none
        Other expenses                                          0.14
Equals: Total annual operating expenses                         0.99


EXPENSE EXAMPLE
--------------------------------------------------------------------------------

The example assumes that you invested $10,000 for the periods shown,that you earned a hypothetical 5% total return each year,and that the portfolio's expenses were unchanged. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                                        1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Expenses                                 $101       $315       $547      $1,213

* The figures in the table are based on last year's expenses. Actual expenses this year may be higher or lower.


[SIDE BAR]

Performance Measures

The information at left provides different measures of the portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the portfolio.

As a frame of reference, the table includes two broad-based market indices as well as a more focused index of mid-cap growth stocks. The portfolio's performance figures include all of its expenses; the indices do not include costs of investment.

                              4  Balanced Portfolio

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Year Ended December 31,                                           1996     1997     1998    1999    2000
---------------------------------------------------------------------------------------------------------
Per-share data ($)

Data have been computed based on the average number of shares outstanding throughout each year indicated.You can see what the portfolio earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV)at beginning of year                     17.52    15.92   17.80   16.34   20.89
Plus:   Income (loss)from investment operations
        Net investment income                                      0.34     0.36    0.29    0.26    0.30
        Net gains/losses--realized and unrealized                  0.75     2.59    1.62    4.96   (0.61)
        Subtotal:income (loss)from investment operations           1.09     2.95    1.91    5.22   (0.31)
Minus:  Distributions to shareholders
        Income dividends                                           0.41     0.30    0.42    0.27    0.37
        Capital gain distributions                                 2.28     0.77    2.95    0.40    2.93
        Subtotal:distributions to shareholders                     2.69     1.07    3.37    0.67    3.30
                                                                  --------------------------------------
Equals: Share price (NAV)at end of year                           15.92    17.80   16.34   20.89   17.28

--------------------------------------------------------------------------------

Ratios (% of average net assets)

The ratios show the portfolio's expenses and net investment income, as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

Net expenses--actual                                               1.09     1.04    1.03    1.02    0.99
Expenses(1)                                                        1.09     1.04    1.03    1.02    0.99
Net investment income--actual                                      1.84     2.07    1.84    1.60    1.49

--------------------------------------------------------------------------------
Other data

Total return shows how an investment in the portfolio would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the portfolio bought and sold securities.

Total return(2)(%)                                                 6.89    19.45   12.18   33.56   -4.55
Net assets at end of year ($ x 1,000,000)                         173.2    161.9   177.6   165.3   147.6
Portfolio turnover rate (%)                                          87      103      71     121     124


The figures above have been audited by Ernst & Young LLP, the portfolio's independent auditors. Their report, and full financial statements, appear in the portfolio's most recent annual report (see back cover).

(1) Shows what expenses would have been if there had been no expense offset arrangements. This calculation is required for all periods ending after 9/1/95.
(2) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies. Qualified plans that are direct shareholders of the portfolio are not affected by insurance-related expenses.

[SIDE BAR]

Management

Theodore P. Giuliano, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the portfolio's debt securities investments since its inception.

Catherine Waterworth is a Vice President of Neuberger Berman Management and Neuberger Berman, LLC. She has co-managed the portfolio's debt securities investments since joining the firm in December 1998. From 1995-98 she was a managing director of high grade fixed income at a major investment firm.

Jennifer K. Silver is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group, she has been co-manager of the portfolio's equity investments since joining the firm in 1997. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

Brooke A. Cobb is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He has been co-manager of the portfolio's equity investments since joining the firm in 1997. From 1972 to 1997, he was a portfolio manager at several other firms.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 12/31/00, the management/administrative fees paid to Neuberger Berman Management were 0.85% of average daily net assets. The portfolio's management agreements are contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's annual operating expenses when certain expenses exceed a specified limit. See the Statement of Additional Information for more details.

                              5  Balanced Portfolio

Neuberger Berman Advisers Management Trust

Your Investment
--------------------------------------------------------------------------------

BUYING AND SELLING PORTFOLIO SHARES
--------------------------------------------------------------------------------

The portfolio described in this prospectus is designed for use with certain variable insurance contracts and certain qualified plans as well. Because shares of the portfolio are held by the insurance companies or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this portfolio.

Under certain circumstances, the portfolio reserves the right to:

o   suspend the offering of shares

o   reject any investment order

o satisfy an order to sell portfolio shares with securities rather than cash, for certain very large orders

o suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Because the portfolio is offered to different insurance companies and for different types of variable contracts -- annuities and life insurance -- and to qualified plans, groups with different interests will share the portfolio. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the portfolio watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the portfolio. While this might resolve the conflict, it also might force the portfolio to sell securities at disadvantageous prices.

SHARE PRICES
--------------------------------------------------------------------------------

When you buy and sell shares of the portfolio, the share price is the portfolio's net asset value per share.

The portfolio is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; portfolio shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The portfolio normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m.eastern time. Depending on when your insurance company or plan administrator accepts transaction requests, it's possible that the portfolio's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S.markets are closed, the value of foreign securities owned by the portfolio could change on days when you can't buy or sell portfolio shares. The portfolio's share price, however, will not change until the next time it is calculated.


[SIDE BAR]

Share Price Calculations

The portfolio's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the portfolio's securities changes every day, the share price usually changes as well.

The portfolio values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market makers. The portfolio may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In rare cases, events that occur after markets have closed may render certain prices unreliable. When the portfolio believes a market price does not reflect a security's true value, the portfolio may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The portfolio may also use these methods to value certain types of illiquid securities.

                              6  Balanced Portfolio

PORTFOLIO STRUCTURE
--------------------------------------------------------------------------------

Prior to May 1, 2000, the portfolio invested through a two-tier master/feeder structure. Rather than investing directly in securities, the portfolio invested all of its assets in another fund that served as a "master series. "The master series, in turn, invested in securities.

Effective May 1, 2000, the portfolio converted to a conventional one-tier structure. The portfolio redeemed its investment in its master series in return for delivery of the series' securities, at current net asset value, subject to the liabilities of the master series. Accordingly, the portfolio received the investment securities of its master series and will continue to hold securities directly.

While Neuberger Berman Management and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the portfolio, there may be certain differences between the portfolio and these other funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The information below is only a summary of some of the important Federal tax considerations generally affecting the portfolio and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- The portfolio pays out to shareholders of record any net income and net capital gains. Ordinarily,the portfolio makes distributions once a year (in February). All dividends and other distributions received by shareholders of record are automatically reinvested in portfolio shares.

How distributions and transactions are taxed -- Dividends and other distributions made by the portfolio, as well as transactions in portfolio shares, are taxable, if at all, to the extent described in your variable contract prospectus or qualified plan documentation. Consult them for more information.


[SIDE BAR]

Insurance Expenses

The fees and policies outlined in this prospectus are set by the portfolio and by Neuberger Berman Management. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract; for those fees, you will need to see the prospectus for your variable contract.

Distribution and Services

The portfolio has a non-fee distribution plan that recognizes that Neuberger Berman Management may use its own resources, including profits that derive from administration fees paid by the portfolio, to pay expenses associated with the distribution of portfolio shares.

Neuberger Berman Management may also pay insurance companies and qualified plan administrators for services they provide to current and prospective variable contract owners and qualified plan participants, such as providing information about the portfolio and delivering portfolio documents, among other services.

Neuberger Berman Management does not receive any separate fees from the portfolio for making these payments.

                              7  Balanced Portfolio

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Other tax-related considerations -- In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the portfolio. Because the portfolio is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to mutual funds. If the underlying assets of the portfolio fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the portfolio could generate a current tax liability.

The managers of the portfolio's assets intend to comply with the special diversification requirements. It is possible that their attempts to comply may at times call for decisions that would somewhat reduce investment performance.

[SIDE BAR]

Conversion to the Euro

Like other mutual funds,the portfolio could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

At Neuberger Berman,we are taking steps to ensure that our own computer systems are compliant with the Euro issue and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies whose securities are owned by the portfolio will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion,which could disrupt portfolio operations and investments if problems arise, has been adequately addressed until the conversion is completed.


                              8  Balanced Portfolio

FOR ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you'd like further details on this portfolio, you can request a free copy of the following documents:

Shareholder Reports -- Published twice a year, the shareholder reports offer information about the portfolio's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions

o   fund performance data and financial statements

o   complete portfolio holdings


    Statement of Additional Information -- The SAI contains more comprehensive information on this portfolio, including:

o   various types of securities and practices, and their risks

o   investment limitations and additional policies

o   information about the portfolio's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of this prospectus.

Investment manager:

Neuberger Berman Management Inc.

Sub-adviser:

Neuberger Berman, LLC


[SIDE BAR]

Obtaining Information

You can obtain a shareholder report,SAI, and other information from:

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180

800.877.9700
212.476.8800

Web site:
www.nbfunds.com

Email:
questions@nbfunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. They are also available from the Edgar database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.



NEUBERGER BERMAN

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York,NY 10158-0180
                                                        A0063 05/01
                                                        SEC file number 811-4225

                                                                NEUBERGER BERMAN

Neuberger Berman

Advisers Management Trust
--------------------------------------------------------------------------------

Balanced Portfolio Prospectus (for Qualified Plans) May 1,2001

THIS PORTFOLIO:

o is offered to qualified pension and retirement plans, and is also offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts

o    is designed for investors with long-term goals in mind

o offers you the opportunity to participate in finanancial markets through a professionally managed stock and bond portfolio

o carries certain risks, including the risk that you could lose money if portfolio shares are worth less than what you paid

o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

Portfolio Management

All of the Neuberger Berman Advisers Management Trust Portfolios are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

Risk Information

In certain cases, the investments for the portfolios of Neuberger Berman Advisers Management Trust are managed by the same individuals who manage one or more other Neuberger Berman mutual funds that have similar names, objectives, and investment styles as a portfolio. You should be aware that the portfolios are likely to differ from these other mutual funds in size, cash flow pattern, and tax matters. Accordingly, the holdings and performance of these portfolios can be expected to vary from those of the other mutual funds.

This prospectus discusses principal risks of investment in portfolio shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract, you should also read the contract's prospectus.

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Neuberger Berman name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. (copyright)2001 Neuberger Berman Management Inc.


[SIDE BAR]

CONTENTS

The Portfolio

Balanced Portfolio ........................................  2

Your Investment

Buying and Selling Portfolio Shares .......................  6
Share Prices ..............................................  6
Portfolio Structure .......................................  7
Distributions and Taxes ...................................  7

Neuberger Berman Advisers Management Trust

Balanced Portfolio
--------------------------------------------------------------------------------

"By keeping most of the portfolio's assets invested in the mid-cap segment of the stock market, the portfolio seeks long-term growth, while substantial investment in the short-term bond market has the potential to reduce risk and add to income."

GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks growth of capital and reasonable current income without undue risk to principal.

To pursue these goals, the portfolio allocates its assets between stocks -- primarily those of mid-capitalization companies -- and short-term fixed-income securities from U.S. government and corporate issuers. The portfolio seeks to reduce risk by diversifying among many issuers and different types of securities.

The managers may allocate anywhere from 50% to 70% of assets to stock investments, with the balance allocated to bond investments (at least 25%) and operating cash. In determining the portfolio's allocation, the managers consult with senior management of the adviser and sub-adviser.

In selecting stocks, the managers look for fast-growing companies in new or rapidly evolving industries whose characteristics may include one or more of the following:

o   above-average growth of earnings

o   earnings that have exceeded analysts' expectations

o   financial strength

o   a strong competitive position

o   a reasonable stock price in light of the company's growth rate

The portfolio's fixed-income securities consist mainly of investment-grade bonds and other debt securities from U.S. government and corporate issuers, and may include mortgage- and asset-backed securities. Although the portfolio may invest in securities of any maturity, it normally maintains an average portfolio duration of four years or less. In selecting fixed-income securities, the managers monitor national trends, looking for securities that appear relatively underpriced or appear likely to have their credit ratings raised.


[SIDE BAR]

Asset Allocation

Studies of performance and volatility indicate that balanced portfolios of stocks and fixed-income securities can approach stock market performance while experiencing lower volatility. The first step in an allocation strategy is to determine how assets should be divided among investment categories. Selecting appropriate investments within those categories is a second step.

Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

                              2  Balanced Portfolio

MAIN RISKS
--------------------------------------------------------------------------------



Most of the portfolio's performance depends on what happens in the stock and bond markets. The behavior of these markets is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the portfolio is subject to their risks, including the risk its holdings may:

o   fluctuate more widely in price than the market as a whole

o underperform other types of stock when the market or the economy is not robust, during market downturns or when mid-cap stocks are out of favor

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks may also underperform during periods when the market favors value stocks. The portfolio's performance may also suffer if certain stocks do not perform as the portfolio managers expected. To the extent that the managers sell stocks before they reach their market peak, the portfolio may miss out on opportunities for higher performance.

Most of the performance of the fixed-income portion of the portfolio depends on what happens in the investment-grade bond market. The portfolio's yield and total return on its fixed-income securities will change with interest rate movements. When interest rates rise, the portfolio's underlying bonds will decline in price. The portfolio's sensitivity to this risk will increase with any increase in the portfolio's duration.

A downgrade or default that affected any of the portfolio's securities would adversely affect the portfolio's performance, as would unexpected interest rate trends that cause mortgage- or asset-backed securities to be paid off substantially earlier or later than expected.

The portfolio's performance may also suffer if certain investments or asset allocations do not perform as portfolio managers expected.

Through active trading, the portfolio may have a high turnover rate, which can mean lower performance due to increased brokerage costs.

[SIDE BAR]

Other Risks

The portfolio may use certain practices and securities involving additional risks.

Borrowing, securities lending and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements.

The use of certain derivatives to hedge interest rate risk or produce income could affect portfolio performance if the derivatives do not perform as expected.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. Through active trading, the portfolio may have a high turnover rate, which can mean lower performance due to increased brokerage costs.

When the portfolio anticipates unusual market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term securities. This could help the portfolio avoid losses but may mean lost opportunities.

                              3  Balanced Portfolio

PERFORMANCE
--------------------------------------------------------------------------------

The charts below provide an indication of the risks of investing in the portfolio. The bar chart shows how the portfolio's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time, and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results. This performance information does not reflect insurance product or qualified plan expenses.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

                        1991            22.68
                        1992             8.06
                        1993             6.45
                        1994            -3.36
                        1995            23.76
                        1996             6.89
                        1997            19.45
                        1998            12.18
                        1999            33.56
                        2000            -4.55


Best quarter: Q4 '99 up 32.13%          Worst quarter: Q4 '00 down 18.61%
Year-to-date performance as of 3/31/01: down 15.87%

AVERAGE ANNUAL TOTAL %RETURNS as of 12/31/00
--------------------------------------------------------------------------------

                                                1 Year    5 Years   10 Years
--------------------------------------------------------------------------------
Balanced Portfolio                               -4.55     +12.80    +11.91
Russell Midcap Growth Index                     -11.75     +17.77    +18.10
Merrill Lynch 1-3 Year Treasury Index            +7.99      +5.92     +6.42
S&P 500 Index                                    -9.10     +18.32    +17.44


The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks.
The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S.Treasury securities.
The S&P 500 is an unmanaged index of stocks that trade on major U.S. markets.


INVESTOR EXPENSES
--------------------------------------------------------------------------------

The portfolio charges no fees for buying, selling, or exchanging shares, or for maintaining an account. Your only portfolio cost is your share of annual operating expenses. You may, however, have additional expenses in connection with your insurance contract or qualified plan.


FEE TABLE
--------------------------------------------------------------------------------
Shareholder fees                                                None
--------------------------------------------------------------------------------
Annual operating expenses (% of average net assets)*
These are deducted from portfolio assets,
  so you pay them indirectly.
        Management/administration fees                          0.85
Plus:   Distribution (12b-1)fees                                none
        Other expenses                                          0.14
                                                                ----
Equals: Total annual operating expenses                         0.99


EXPENSE EXAMPLE
--------------------------------------------------------------------------------

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the portfolio's expenses were unchanged. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                                        1 Year    3 Years    5 Years    10 Years
--------------------------------------------------------------------------------
Expenses                                 $101       $315       $547      $1,213

* The figures in the table are based on last year's expenses. Actual expenses this year may be higher or lower.


[SIDE BAR]

Performance Measures

The information at left provides different measures of the portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the portfolio.

As a frame of reference, the table includes two broad-based market indices as well as a more focused index of mid-cap growth stocks. The portfolio's performance figures include all of its expenses; the indices do not include costs of investment.

                              4  Balanced Portfolio

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Year Ended December 31,                                           1996     1997     1998    1999    2000
---------------------------------------------------------------------------------------------------------
Per-share data ($)

Data have been computed based on the average number of shares outstanding throughout each year indicated. You can see what the portfolio earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV)at beginning of year                     17.52    15.92   17.80   16.34   20.89
Plus:   Income (loss)from investment operations
        Net investment income                                      0.34     0.36    0.29    0.26    0.30
        Net gains/losses--realized and unrealized                  0.75     2.59    1.62    4.96   (0.61)
        Subtotal: income (loss)from investment operations          1.09     2.95    1.91    5.22   (0.31)
Minus:  Distributions to shareholders
        Income dividends                                           0.41     0.30    0.42    0.27    0.37
        Capital gain distributions                                 2.28     0.77    2.95    0.40    2.93
        Subtotal: distributions to shareholders                    2.69     1.07    3.37    0.67    3.30
                                                                  --------------------------------------
Equals: Share price (NAV)at end of year                           15.92    17.80   16.34   20.89   17.28

--------------------------------------------------------------------------------

Ratios (% of average net assets)

The ratios show the portfolio's expenses and net investment income, as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

Net expenses--actual                                               1.09     1.04    1.03    1.02    0.99
Expenses(1)                                                        1.09     1.04    1.03    1.02    0.99
Net investment income--actual                                      1.84     2.07    1.84    1.60    1.49

--------------------------------------------------------------------------------
Other data

Total return shows how an investment in the portfolio would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the portfolio bought and sold securities.

Total return(2)(%)                                                 6.89    19.45   12.18   33.56   -4.55
Net assets at end of year ($ x 1,000,000)                         173.2    161.9   177.6   165.3   147.6
Portfolio turnover rate (%)                                          87      103      71     121     124


The figures above have been audited by Ernst & Young LLP, the portfolio's independent auditors. Their report, and full financial statements, appear in the portfolio's most recent annual report (see back cover).

----------
(1) Shows what expenses would have been if there had been no expense offset arrangements. This calculation is required for all periods ending after 9/1/95.
(2) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies. Qualified plans that are direct shareholders of the portfolio are not affected by insurance-related expenses.

[SIDE BAR]

Management

Theodore P. Giuliano, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the portfolio's debt securities investments since its inception.

Catherine Waterworth is a Vice President of Neuberger Berman Management and Neuberger Berman, LLC. She has co-managed the portfolio's debt securities investments since joining the firm in December 1998. From 1995-98 she was a managing director of high grade fixed income at a major investment firm.

Jennifer K. Silver is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group, she has been co-manager of the portfolio's equity investments since joining the firm in 1997. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

Brooke A. Cobb is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He has been co-manager of the portfolio's equity investments since joining the firm in 1997. From 1972 to 1997, he was a portfolio manager at several other firms.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 12/31/00, the management/administrative fees paid to Neuberger Berman Management were 0.85% of average daily net assets.

The portfolio's management agreements are contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's annual operating expenses when certain expenses exceed a specified limit. See the Statement of Additional Information for more details.

                              5  Balanced Portfolio

Neuberger Berman Advisers Management Trust

Your Investment
--------------------------------------------------------------------------------

BUYING AND SELLING PORTFOLIO SHARES
--------------------------------------------------------------------------------

The portfolio described in this prospectus is designed for use with certain variable insurance contracts and certain qualified plans as well. Because shares of the portfolio are held by the insurance companies or qualified plans involved, you will need to follow the instructions provided by your insurance company or qualified plan for matters involving allocations to this portfolio.

Under certain circumstances, the portfolio reserves the right to:

o   suspend the offering of shares

o   reject any investment order

o satisfy an order to sell portfolio shares with securities rather than cash, for certain very large orders

o suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Because the portfolio is offered to different insurance companies and for different types of variable contracts -- annuities and life insurance -- and to qualified plans, groups with different interests will share the portfolio. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the portfolio watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts or qualified plans might be compelled to withdraw its investment in the portfolio. While this might resolve the conflict, it also might force the portfolio to sell securities at disadvantageous prices.

SHARE PRICES
--------------------------------------------------------------------------------

When you buy and sell shares of the portfolio, the share price is the portfolio's net asset value per share.

The portfolio is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; portfolio shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company or plan administrator to find out by what time your transaction request must be received in order to be processed the same day. The portfolio normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m.eastern time. Depending on when your insurance company or plan administrator accepts transaction requests, it's possible that the portfolio's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the portfolio could change on days when you can't buy or sell portfolio shares. The portfolio's share price, however, will not change until the next time it is calculated.


[SIDE BAR]

Share Price Calculations

The portfolio's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the portfolio's securities changes every day, the share price usually changes as well.

The portfolio values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market makers. The portfolio may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In rare cases, events that occur after markets have closed may render certain prices unreliable. When the portfolio believes a market price does not reflect a security's true value, the portfolio may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The portfolio may also use these methods to value certain types of illiquid securities.

                              6  Balanced Portfolio

PORTFOLIO STRUCTURE
--------------------------------------------------------------------------------

Prior to May 1, 2000, the portfolio invested through a two-tier master/feeder structure. Rather than investing directly in securities, the portfolio invested all of its assets in another fund that served as a "master series." The master series, in turn, invested in securities.

Effective May 1, 2000, the portfolio converted to a conventional one-tier structure. The portfolio redeemed its investment in its master series in return for delivery of the series' securities, at current net asset value, subject to the liabilities of the master series. Accordingly, the portfolio received the investment securities of its master series and will continue to hold securities directly.

While Neuberger Berman Management and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the portfolio, there may be certain differences between the portfolio and these other funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The information below is only a summary of some of the important Federal tax considerations generally affecting the portfolio and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- The portfolio pays out to shareholders of record any net income and net capital gains. Ordinarily, the portfolio makes distributions once a year (in February). All dividends and other distributions received by shareholders of record are automatically reinvested in portfolio shares.

How distributions and transactions are taxed -- Dividends and other distributions made by the portfolio, as well as transactions in portfolio shares, are taxable, if at all, to the extent described in your variable contract prospectus or qualified plan documentation. Consult them for more information.


[SIDE BAR]

Insurance Expenses

The fees and policies outlined in this prospectus are set by the portfolio and by Neuberger Berman Management. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract; for those fees, you will need to see the prospectus for your variable contract.

Distribution and Services

The portfolio has a non-fee distribution plan that recognizes that Neuberger Berman Management may use its own resources, including profits that derive from administration fees paid by the portfolio, to pay expenses associated with the distribution of portfolio shares.

Neuberger Berman Management may also pay insurance companies and qualified plan administrators for services they provide to current and prospective variable contract owners and qualified plan participants, such as providing information about the portfolio and delivering portfolio documents, among other services.

Neuberger Berman Management does not receive any separate fees from the portfolio for making these payments.

                              7  Balanced Portfolio

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Other tax-related considerations -- In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the portfolio. Because the portfolio is offered through certain variable insurance contracts and qualified plans, it is subject to special diversification standards beyond those that normally apply to mutual funds. If the underlying assets of the portfolio fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the portfolio could generate a current tax liability.

The managers of the portfolio's assets intend to comply with the special diversification requirements. It is possible that their attempts to comply may at times call for decisions that would somewhat reduce investment performance.

[SIDE BAR]

Conversion to the Euro

Like other mutual funds, the portfolio could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with the Euro issue and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies whose securities are owned by the portfolio will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion, which could disrupt portfolio operations and investments if problems arise, has been adequately addressed until the conversion is completed.


                              8  Balanced Portfolio

FOR ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you'd like further details on this portfolio, you can request a free copy of the following documents:

Shareholder Reports -- Published twice a year, the shareholder reports offer information about the portfolio's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions

o   fund performance data and financial statements

o   complete portfolio holdings


Statement of Additional Information -- The SAI contains more comprehensive information on this portfolio, including:

o   various types of securities and practices, and their risks

o   investment limitations and additional policies

o   information about the portfolio's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of this prospectus.



Investment manager:

Neuberger Berman Management Inc.

Sub-adviser:

Neuberger Berman, LLC



[SIDE BAR]

Obtaining Information

You can obtain a shareholder report,SAI, and other information from:

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180

800.877.9700
212.476.8800

Web site:
www.nbfunds.com

Email:
questions@nbfunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. They are also available from the Edgar database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.



NEUBERGER BERMAN

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York,NY 10158-0180
                                                        A0066 05/01
                                                        SEC file number 811-4225

                                                                NEUBERGER BERMAN

Neuberger Berman

Advisers Management Trust
--------------------------------------------------------------------------------

Growth Portfolio Prospectus May 1,2001

THIS PORTFOLIO:

o is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts

o   is designed for investors with long-term goals in mind

o offers you the opportunity to participate in financial markets through a professionally managed stock portfolio

o carries certain risks, including the risk that you could lose money if portfolio shares are worth less than what you paid

o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency


Portfolio Management

All of the Neuberger Berman Advisers Management Trust Portfolios are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

Risk Information

In certain cases, the investments for the portfolios of Neuberger Berman Advisers Management Trust are managed by the same individuals who manage one or more other Neuberger Berman mutual funds that have similar names, objectives, and investment styles as a portfolio. You should be aware that the portfolios are likely to differ from these other mutual funds in size, cash flow pattern, and tax matters. Accordingly, the holdings and performance of these portfolios can be expected to vary from those of the other mutual funds.

This prospectus discusses principal risks of investment in portfolio shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract, you should also read the contract's prospectus.

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Neuberger Berman name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc.(copyright)2001 Neuberger Berman Management Inc.


[SIDE BAR]

CONTENTS

The Portfolio

Growth Portfolio .......................................... 2

Your Investment

Buying and Selling Portfolio Shares ....................... 6

Share Prices .............................................. 6

Portfolio Structure ....................................... 7

Distributions and Taxes ................................... 7

Neuberger Berman Advisers Management Trust

Growth Portfolio
--------------------------------------------------------------------------------

"Without question, we are growth investors. We look for companies that we think will deliver positive earnings surprises, particularly those with the potential to do so consistently. Ideally, we want to identify companies that will someday rank among the Fortune 500."


GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks growth of capital.

To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. The portfolio seeks to reduce risk by diversifying among many companies, industries and sectors. The managers look for fast-growing companies that are in new or rapidly evolving industries.

Factors in identifying these firms may include:

o   above-average growth of earnings

o   earnings that have exceeded analysts' expectations

The managers may also look for other characteristics in a company, such as financial strength, a strong position relative to competitors or a stock price that is reasonable in light of its growth rate. The managers follow a disciplined selling strategy, and may drop a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.


[SIDE BAR]

Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly evolving industries and may not yet have reached their full potential. The growth investor looks for indications of continued success.

                               2  Growth Portfolio

MAIN RISKS
--------------------------------------------------------------------------------

Most of the portfolio's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the portfolio is subject to their risks, including the risk its holdings may:

o   fluctuate more widely in price than the market as a whole

o underperform other types of stocks when the market or the economy is not robust during market downturns, or when mid-cap stocks are out of favor

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks may also underperform during periods when the market favors value stocks. The portfolio's performance may also suffer if certain stocks do not perform as the portfolio managers expected. To the extent that the managers sell stocks before they reach their market peak, the portfolio may miss out on opportunities for higher performance.

Through active trading, the portfolio may have a high turnover rate, which can mean lower performance due to increased brokerage costs.


[SIDE BAR]

Other Risks

The portfolio may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the portfolio anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the portfolio avoid losses but may mean lost opportunities.


                               3  Growth Portfolio

PERFORMANCE
--------------------------------------------------------------------------------

The charts below provide an indication of the risks of investing in the portfolio. The bar chart shows how the portfolio's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time, and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results. This performance information does not reflect insurance product expenses.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

                        1991            29.73
                        1992             9.54
                        1993             6.79
                        1994            -4.99
                        1995            31.73
                        1996             9.14
                        1997            29.01
                        1998            15.53
                        1999            50.40
                        2000           -11.66

Best quarter: Q4'99 up 48.60%   Worst quarter: Q4'00 down 28.45%
Year-to-date performance as of 3/31/01: down 29.69%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/00
--------------------------------------------------------------------------------
                                        1 Year     5 Years      10 Years
--------------------------------------------------------------------------------
Growth Portfolio                        -11.66      +16.66       +15.17
Russell Midcap Growth Index             -11.75      +17.77       +18.10
S&P 500 Index                           - 9.10      +18.32       +17.44

The Russell Midcap Growth Index is an unmanaged index of U.S. mid-cap growth stocks.
The S&P 500 is an unmanaged index of stocks that trade on major U.S. markets.


[SIDE BAR]

Performance Measures

The information on this page provides different measures of the portfolio's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the portfolio.

As a frame of reference, the table includes broad-based market indices of the entire U.S. equity market and of the portion of the market the portfolio focuses on. The portfolio's performance figures include all of its expenses; the indices do not include costs of investment.

Because the portfolio had a policy of investing in stocks of all capitalizations and used a comparatively more value-oriented investment approach prior to July 1997, its performance prior to that date would have been different if current policies had been in effect.


                               4  Growth Portfolio

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Year Ended December 31,                                         1996    1997    1998    1999    2000
-----------------------------------------------------------------------------------------------------
Per-share data ($)

Data have been computed based on the average number of shares outstanding throughout each year indicated. You can see what the portfolio earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV) at beginning of year                  25.86   25.78   30.54   26.29   37.27
Plus:   Income (loss) from investment operations
        Net investment income (loss)                            (0.07)  (0.03)  (0.10)  (0.12)  (0.17)
        Net gains/losses-- realized and unrealized               2.34    7.06    4.12   12.51   (3.16)
        Subtotal: income (loss) from investment operations       2.27    7.03    4.02   12.39   (3.33)
Minus:  Distributions to shareholders
        Income dividends                                         0.01    --      --     --       --
        Capital gain distributions                               2.34    2.27    8.27    1.41    3.29
        Subtotal: distributions to shareholders                  2.35    2.27    8.27    1.41    3.29
                                                                -----   -----   -----   -----   -----
Equals: Share price (NAV) at end of year                        25.78   30.54   26.29   37.27   30.65

Ratios (% of average net assets)

The ratios show the portfolio's expenses and net investment income (loss), as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

Net expenses-- actual                                            0.92    0.90    0.92    0.92    0.90
Expenses(1)                                                      0.92    0.90    0.92    0.92    0.90
Net investment income (loss) -- actual                          (0.30)  (0.11)  (0.41)  (0.46)  (0.45)

Other data

Total return shows how an investment in the portfolio would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the portfolio bought and sold securities.

Total return(2) (%)                                              9.14   29.01   15.53   50.40   -11.66
Net assets at end of year ($ x 1,000,000)                       566.4   583.7   616.4   732.8    640.6
Portfolio turnover rate (%)                                        57     113      83     119      125

The figures above have been audited by Ernst & Young LLP, the portfolio's independent auditors. Their report, and full financial statements, appear in the portfolio's most recent annual report (see back cover).

(1) Shows what expenses would have been if there had been no expense offset arrangements. This calculation is required for all periods ending after 9/1/95.
(2) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies.


[SIDE BAR]

Management

Jennifer K. Silver is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group, she has been co-manager of the portfolio since joining the firm in 1997. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

Brooke A. Cobb is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He has been co-manager of the portfolio since joining the firm in 1997. From 1972 to 1997, he was a portfolio manager at several other firms.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 12/31/00, the management/administration fees paid to Neuberger Berman Management were 0.82% of average daily net assets.

The portfolio's management agreements are contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's annual operating expenses when certain expenses exceed a specified limit. See the Statement of Additional Information for more details.

                               5 Growth Portfolio

Neuberger Berman Advisers Management Trust

Your Investment
--------------------------------------------------------------------------------

BUYING AND SELLING
PORTFOLIO SHARES
--------------------------------------------------------------------------------

The portfolio described in this prospectus is designed for use with certain variable insurance contracts.Because shares of the portfolio are held by the insurance companies involved, you will need to follow the instructions provided by your insurance company for matters involving allocations to this portfolio. Under certain circumstances, the portfolio reserves the right to:

o    suspend the offering of shares

o    reject any investment order

o satisfy an order to sell portfolio shares with securities rather than cash, for certain very large orders

o suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Because the portfolio is offered to different insurance companies and for different types of variable contracts -- annuities and life insurance, groups with different interests will share the portfolio. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons,the trustees of the portfolio watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts might be compelled to withdraw its investment in the portfolio. While this might resolve the conflict, it also might force the portfolio to sell securities at disadvantageous prices.

SHARE PRICES
--------------------------------------------------------------------------------

When you buy and sell shares of the portfolio,the share price is the portfolio's net asset value per share.

The portfolio is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; portfolio shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company to find out by what time your transaction request must be received in order to be processed the same day. The portfolio normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your insurance company accepts transaction requests, it's possible that the portfolio's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the portfolio could change on days when you can't buy or sell portfolio shares. The portfolio's share price, however, will not change until the next time it is calculated.

[SIDE BAR]

Share Price Calculations

The portfolio's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the portfolio's securities changes every day, the share price usually changes as well.

The portfolio values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market makers. The portfolio may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In rare cases, events that occur after markets have closed may render certain prices unreliable. When the portfolio believes a market price does not reflect a security's true value, the portfolio may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The portfolio may also use these methods to value certain types of illiquid securities.

                               6  Growth Portfolio

PORTFOLIO STRUCTURE
--------------------------------------------------------------------------------

Prior to May 1, 2000, the portfolio invested through a two-tier master/feeder structure. Rather than investing directly in securities, the portfolio invested all of its assets in another fund that served as a "master series." The master series, in turn, invested in securities.

Effective May 1, 2000, the portfolio converted to a conventional one-tier structure. The portfolio redeemed its investment in its master series in return for delivery of the series' securities, at current net asset value, subject to the liabilities of the master series. Accordingly, the portfolio received the investment securities of its master series and will continue to hold securities directly.

While Neuberger Berman Management and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the portfolio, there may be certain differences between the portfolio and these other funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.


DISTRIBUTION AND TAXES
--------------------------------------------------------------------------------

The information below is only a summary of some of the important Federal tax considerations generally affecting the portfolio and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- The portfolio pays out to shareholders of record any net income and net capital gains. Ordinarily, the portfolio makes distributions once a year (in February). All dividends and other distributions received by shareholders of record are automatically reinvested in portfolio shares.

How distributions and transactions are taxed -- Dividends and other distributions made by the portfolio, as well as transactions in portfolio shares, are taxable, if at all, to the extent described in your variable contract prospectus. Consult it for more information.


[SIDE BAR]

Insurance Expenses

The fees and policies outlined in this prospectus are set by the portfolio and by Neuberger Berman Management. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract; for those fees, you will need to see the prospectus for your variable contract.

Distribution and Services

The portfolio has a non-fee distribution plan that recognizes that Neuberger Berman Management may use its own resources, including profits that derive from administration fees paid by the portfolio, to pay expenses associated with the distribution of portfolio shares.

Neuberger Berman Management may also pay insurance companies for services they provide to current and prospective variable contract owners, such as providing information about the portfolio and delivering portfolio documents, among other services.

Neuberger Berman Management does not receive any separate fees from the portfolio for making these payments.

                               7  Growth Portfolio

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Other tax-related considerations -- In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the portfolio. Because the portfolio is offered through certain variable insurance contracts, it is subject to special diversification standards beyond those that normally apply to mutual funds. If the underlying assets of the portfolio fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the portfolio could generate a current tax liability.

The managers of the portfolio's assets intend to comply with the special diversification requirements. It is possible that their attempts to comply may at times call for decisions that would somewhat reduce investment performance.


[SIDE BAR]

Conversion to the Euro

Like other mutual funds,the portfolio could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

At Neuberger Berman,we are taking steps to ensure that our own computer systems are compliant with the Euro issue and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies whose securities are owned by the portfolio will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion,which could disrupt portfolio operations and investments if problems arise, has been adequately addressed until the conversion is completed.

                               8  Growth Portfolio

FOR ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you 'd like further details on this portfolio, you can request a free copy of the following documents:

Shareholder Reports -- Published twice a year, the shareholder reports offer information about the portfolio's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions

o   fund performance data and financial statements

o   complete portfolio holdings

Statement of Additional Information -- The SAI contains more comprehensive information on this portfolio, including:

o   various types of securities and practices, and their risks

o   investment limitations and additional policies

o   information about the portfolio's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of this prospectus.


Investment manager:

Neuberger Berman Management Inc.

Sub-adviser:

Neuberger Berman,LLC


[SIDE BAR]

Obtaining Information

You can obtain a shareholder report, SAI, and other information from:

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180

800.877.9700
212.476.8800

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. They are also available from the Edgar database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.


NEUBERGER BERMAN

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180                                 A0065 05/01
                                                        SEC file number 811-4225

                                                                NEUBERGER BERMAN

Neuberger Berman

Advisers Management Trust
--------------------------------------------------------------------------------

Guardian Portfolio Prospectus May 1, 2001

THIS PORTFOLIO:

o is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts

o   is designed for investors with long-term goals in mind

o offers you the opportunity to participate in financial markets through a professionally managed stock portfolio

o carries certain risks, including the risk that you could lose money if portfolio shares are worth less than what you paid

o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency


Portfolio Management

All of the Neuberger Berman Advisers Management Trust Portfolios are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $55.5 billion in total assets (as of December 31,2000) and continue an asset management history that began in 1939.

Risk Information

In certain cases, the investments for the portfolios of Neuberger Berman Advisers Management Trust are managed by the same individuals who manage one or more other Neuberger Berman mutual funds that have similar names, objectives, and investment styles as a portfolio. You should be aware that the portfolios are likely to differ from these other mutual funds in size, cash flow pattern, and tax matters. Accordingly, the holdings and performance of these portfolios can be expected to vary from those of the other mutual funds.

This prospectus discusses principal risks of investment in portfolio shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract, you should also read the contract's prospectus.

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Neuberger Berman name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. (copyright)2001 Neuberger Berman Management Inc.


[SIDE BAR]

CONTENTS

The Portfolio

Guardian Portfolio ........................................ 2

Your Investment

Buying and Selling Portfolio Shares ....................... 6

Share Prices .............................................. 6

Portfolio Structure ....................................... 7

Distributions and Taxes ................................... 7

Neuberger Berman Advisers Management Trust

Guardian Portfolio
--------------------------------------------------------------------------------

"We look for established companies whose intrinsic value, by our measure, has yet to be discovered by the majority of investors. In managing overall risk, a conscious effort is made to determine the risk/reward scenario of each individual holding as well as its impact at the portfolio level."


GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks long-term growth of capital; current income is a secondary goal.

To pursue these goals, the portfolio invests mainly in common stocks of large-capitalization companies. Because the managers tend to find that undervalued stocks may be more common in certain sectors of the economy at a given time, the portfolio may emphasize those sectors.

The portfolio seeks to reduce risk by diversifying among a large number of companies across many different industries and economic sectors, and by managing its overall exposure to a wide variety of risk factors.

The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

o    solid balance sheets

o    above-average returns

o    low valuation measures, such as price-to-earnings ratios

o    strong competitive positions

When a stock no longer meets the portfolio's investment criteria, the managers may sell it.

The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[SIDE BAR]

Large-Cap Stocks

Large companies are usually well-established. They may have a variety of products and business lines and a sound financial base that can help them weather bad times.

Compared to smaller companies, large companies can be less responsive to changes and opportunities. At the same time, their returns have sometimes led those of smaller companies, often with lower volatility.

Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors begin to realize their worth.


                              2  Guardian Portfolio

MAIN RISKS
--------------------------------------------------------------------------------

Most of the portfolio's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

At times, large-cap stocks may lag other types of stocks in performance, which could cause the portfolio to perform worse than certain other funds over a given time period.

To the extent that a value approach dictates an emphasis on certain sectors of the market at any given time, the portfolio's performance is likely to be disproportionately affected by the economic, market, and other developments that may influence those sectors. The portfolio's performance may also suffer if a sector does not perform as the portfolio managers expected.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.

Through active trading, the portfolio may have a high turnover rate, which can mean lower performance due to increased brokerage costs.


[SIDE BAR]

Other Risks

The portfolio may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the portfolio anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the portfolio avoid losses but may mean lost opportunities.


                              3  Guardian Portfolio

PERFORMANCE
--------------------------------------------------------------------------------

The charts below provide an indication of the risks of investing in the portfolio. The bar chart shows how the portfolio's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out performance over various lengths of time, and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results. This performance information does not reflect insurance product expenses.

YEAR-BY-YEAR % RETURNS as of 12/31 each year

                        1991
                        1992
                        1993
                        1994
                        1995
                        1996
                        1997
                        1998            31.67
                        1999            14.93
                        2000             1.13

Best quarter: Q1'98 up 31.76% Worst quarter: Q3'98 down 22.27%
Year-to-date performance as of 3/31/01: down 3.53%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/00
                                                        Since
                                                      Inception
                                            1 Year     11/3/97
---------------------------------------------------------------
Guardian Portfolio                           +1.13      +16.24
S&P 500 Index                                -9.10      +13.80
Russell 1000 Value Index                     +7.02      +11.91

The S&P 500 is an unmanaged index of stocks that trade on major U.S. markets. The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.


[SIDE BAR]

Performance Measures

The information on this page provides different measures of the portfolio's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the portfolio.

As a frame of reference, the table includes broad-based indices of the entire U.S. equity market and of the portion of the market the portfolio focuses on. The portfolio's performance figures include all of its expenses; the indices do not include costs of investment.


                              4  Guardian Portfolio

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Year Ended December 31,                                 1997(1)   1998      1999      2000
-------------------------------------------------------------------------------------------
Per-share data ($)

Data have been computed based on the average number of shares outstanding throughout each year indicated. You can see what the portfolio earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV) at beginning of year          10.00     10.52     13.84     15.85
Plus:   Income from investment operations
        Net investment income                            0.01      0.11      0.09      0.09
        Net gains/losses-- realized and unrealized       0.51      3.22(2)   1.97      0.08(2)
        Subtotal: income from investment operations      0.52      3.33      2.06      0.17
Minus:  Distributions to shareholders
        Income dividends                                 --        0.01      0.05      0.09
        Subtotal: distributions to shareholders          --        0.01      0.05      0.09
                                                        -----     -----     -----     -----
Equals: Share price (NAV) at end of year                10.52     13.84     15.85     15.93

Ratios (% of average net assets)

The ratios show the portfolio's expenses and net investment income, as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.

Net expenses -- actual                                   1.00(3)   1.00      1.00      1.00
Gross expenses(4)                                       30.06(3)   1.14      0.98      0.99
Expenses(5)                                              1.06(3)   1.00      1.00      1.00
Net investment income -- actual                          0.98(3)   0.80      0.61      0.57

Other data

Total return shows how an investment in the portfolio would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the portfolio bought and sold securities.

Total return(6) (%)                                      5.20(7)  31.67     14.93      1.13
Net assets at end of year ($ x 1,000,000)                 0.6      74.1     121.1     131.1
Portfolio turnover rate (%)                                12       197       107       124

The figures above have been audited by Ernst & Young LLP, the portfolio's independent auditors. Their report, and full financial statements, appear in the portfolio's most recent annual report (see back cover).

(1) Period from 11/3/97 (beginning of operations) to 12/31/97.
(2) May not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of portfolio shares in relation to fluctuating market values of the portfolio.
(3) Annualized.
(4) Shows what this ratio would have been if there had been no expense reimbursement/repayment.
(5) Shows what expenses would have been if there had been no expense offset arrangements.
(6) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies.
(7) Not annualized.


[SIDE BAR]

Management

Kevin L. Risen and Allan R. White III are Vice Presidents of Neuberger Berman Management and Managing Directors of Neuberger Berman, LLC. Risen has co-managed the portfolio's assets since its inception. He joined Neuberger Berman in 1992 as an analyst, and has been a portfolio manager since 1995. White has been co-manager of the portfolio since September 1998, when he joined the firm. From 1989 to 1998 he was a portfolio manager at another firm.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 12/31/00, the management/administration fees paid to Neuberger Berman Management were 0.85% of average daily net assets.

The portfolio's management agreements are contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's annual operating expenses when certain expenses exceed a specified limit. See the Statement of Additional Information for more details.


                               5  Guardian Portfolio

Neuberger Berman Advisers Management Trust

Your Investment
--------------------------------------------------------------------------------

Buying and Selling Portfolio Shares
--------------------------------------------------------------------------------

The portfolio described in this prospectus is designed for use with certain variable insurance contracts. Because shares of the portfolio are held by the insurance companies involved, you will need to follow the instructions provided by your insurance company for matters involving allocations to this portfolio.

Under certain circumstances, the portfolio reserves the right to:

o   suspend the offering of shares

o   reject any investment order

o satisfy an order to sell portfolio shares with securities rather than cash, for certain very large orders

o suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Because the portfolio is offered to different insurance companies and for different types of variable contracts -- annuities and life insurance, groups with different interests will share the portfolio. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the portfolio watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts might be compelled to withdraw its investment in the portfolio. While this might resolve the conflict, it also might force the portfolio to sell securities at disadvantageous prices.

SHARE PRICES

When you buy and sell shares of the portfolio, the share price is the portfolio's net asset value per share.

The portfolio is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; portfolio shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company to find out by what time your transaction request must be received in order to be processed the same day. The portfolio normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m.eastern time. Depending on when your insurance company accepts transaction requests, it's possible that the portfolio's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the portfolio could change on days when you can't buy or sell portfolio shares. The portfolio's share price, however, will not change until the next time it is calculated.


[SIDE BAR]

Share Price Calculations

The portfolio's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the portfolio's securities changes every day, the share price usually changes as well.

The portfolio values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market makers. The portfolio may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In rare cases, events that occur after markets have closed may render certain prices unreliable. When the portfolio believes a market price does not reflect a security's true value, the portfolio may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The portfolio may also use these methods to value certain types of illiquid securities.

                              6  Guardian Portfolio

PORTFOLIO STRUCTURE
--------------------------------------------------------------------------------

Prior to May 1, 2000, the portfolio invested through a two-tier master/feeder structure. Rather than investing directly in securities, the portfolio invested all of its assets in another fund that served as a "master series." The master series, in turn, invested in securities.

Effective May 1, 2000, the portfolio converted to a conventional one-tier structure. The portfolio redeemed its investment in its master series in return for delivery of the series' securities, at current net asset value, subject to the liabilities of the master series. Accordingly, the portfolio received the investment securities of its master series and will continue to hold securities directly.

While Neuberger Berman Management and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the portfolio, there may be certain differences between the portfolio and these other funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The information below is only a summary of some of the important Federal tax considerations generally affecting the portfolio and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- The portfolio pays out to shareholders of record any net income and net capital gains. Ordinarily, the portfolio makes distributions once a year (in February). All dividends and other distributions received by shareholders of record are automatically reinvested in portfolio shares.

How distributions and transactions are taxed -- Dividends and other distributions made by the portfolio, as well as transactions in portfolio shares, are taxable, if at all, to the extent described in your variable contract prospectus. Consult it for more information.


[SIDE BAR]

Insurance Expenses

The fees and policies outlined in this prospectus are set by the portfolio and by Neuberger Berman Management. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract; for those fees, you will need to see the prospectus for your variable contract.

Distribution and Services

The portfolio has a non-fee distribution plan that recognizes that Neuberger Berman Management may use its own resources, including profits that derive from administration fees paid by the portfolio, to pay expenses associated with the distribution of portfolio shares.

Neuberger Berman Management may also pay insurance companies for services they provide to current and prospective variable contract owners, such as providing information about the portfolio and delivering portfolio documents, among other services.

Neuberger Berman Management does not receive any separate fees from the portfolio for making these payments.

                              7  Guardian Portfolio

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Other tax-related considerations -- In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the portfolio. Because the portfolio is offered through certain variable insurance contracts, it is subject to special diversification standards beyond those that normally apply to mutual funds. If the underlying assets of the portfolio fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the portfolio could generate a current tax liability.

The managers of the portfolio's assets intend to comply with the special diversification requirements. It is possible that their attempts to comply may at times call for decisions that would somewhat reduce investment performance.


[SIDE BAR]

Conversion to the Euro

Like other mutual funds, the portfolio could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with the Euro issue and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies whose securities are owned by the portfolio will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion, which could disrupt portfolio operations and investments if problems arise, has been adequately addressed until the conversion is completed.

                              8 Guardian Portfolio

FOR ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you 'd like further details on this portfolio, you can request a free copy of the following documents:

Shareholder Reports -- Published twice a year, the shareholder reports offer information about the portfolio's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions

o   fund performance data and financial statements

o   complete portfolio holdings

Statement of Additional Information -- The SAI contains more comprehensive information on this portfolio, including:

o   various types of securities and practices, and their risks

o   investment limitations and additional policies

o   information about the portfolio's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of this prospectus.


Investment manager:

Neuberger Berman Management Inc.

Sub-adviser:

Neuberger Berman, LLC


[SIDE BAR]

Obtaining Information

You can obtain a shareholder report, SAI, and other information from:

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180

800.877.9700
212.476.8800

Web site: www.nbfunds.com
Email: questions@nbfunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. They are also available from the Edgar database on the SEC 's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.



Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180                                 E A0068 05/01
                                                        SEC file number 811-4225

                                                                NEUBERGER BERMAN

Neuberger Berman

Advisers Management Trust
--------------------------------------------------------------------------------

Mid-Cap Growth Portfolio Prospectus May 1,2001

THIS PORTFOLIO:

o is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts

o   is designed for investors with long-term goals in mind

o offers you the opportunity to participate in financial markets through a professionally managed stock portfolio

o carries certain risks,including the risk that you could lose money if portfolio shares are worth less than what you paid

o is mutual fund, not bank deposit, and is not guaranteed or insured by the FDIC or any other government agency


Portfolio Management

All of the Neuberger Berman Advisers Management Trust Portfolios are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

Risk Information

In certain cases, the investments for the portfolios of Neuberger Berman Advisers Management Trust are managed by the same individuals who manage one or more other Neuberger Berman mutual funds that have similar names, objectives, and investment styles as a portfolio. You should be aware that the portfolios are likely to differ from these other mutual funds in size, cash flow pattern, and tax matters. Accordingly,the holdings and performance of these portfolios can be expected to vary from those of the other mutual funds.

This prospectus discusses principal risks of investment in portfolio shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract, you should also read the contract's prospectus.

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Neuberger Berman name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. (copyright)2001 Neuberger Berman Management Inc.


[SIDE BAR]

CONTENTS

The Portfolio

Mid-Cap Growth Portfolio ..................................  2

Your Investment

Buying and Selling Portfolio Shares .......................  6

Share Prices ..............................................  6

Portfolio Structure .......................................  7

Distributions and Taxes ...................................  7

Neuberger Berman Advisers Management Trust

Mid-Cap Growth Portfolio
--------------------------------------------------------------------------------

"We want to own today's leading mid-cap companies that have the potential to become tomorrow's Fortune 500. To do this, we screen for financially sound, high growth companies in emerging or rapidly evolving industries that possess records of sustained profitability. We also look for companies with a history of positive earnings surprises that we expect will continue for some time."


GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks growth of capital.

To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. The portfolio seeks to reduce risk by diversifying among many companies, industries and sectors. The managers look for fast-growing companies that are in new or rapidly evolving industries.

Factors in identifying these firms may include:

o   above-average growth of earnings

o   earnings that have exceeded analysts' expectations

The managers may also look for other characteristics in a company, such as financial strength, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate. The managers follow a disciplined selling strategy, and may sell a stock from the portfolio when it reaches a target price, fails to perform as expected, or appears substantially less desirable than another stock.

The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[SIDE BAR]

Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

Growth Investing

For growth investors, the aim is to invest in companies that are already successful but could be even more so. Often, these stocks are in emerging or rapidly evolving industries and may not yet have reached their full potential. The growth investor looks for indications of continued success.


                           2 Mid-Cap Growth Portfolio

MAIN RISKS
--------------------------------------------------------------------------------

Most of the portfolio's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the portfolio is subject to their risks, including the risk its holdings may:

o   fluctuate more widely in price than the market as a whole

o underperform other types of stocks when the market or the economy is not robust, during market downturns, or when mid-cap stocks are out of favor

Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks may also underperform during periods when the market favors value stocks. The portfolio's performance may also suffer if certain stocks do not perform as the portfolio managers expected. To the extent that the managers sell stocks before they reach their market peak, the portfolio may miss out on opportunities for higher performance.

Through active trading, the portfolio may have a high turnover rate, which can mean lower performance due to increased brokerage costs.


[SIDE BAR]

Other Risks

The portfolio may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the portfolio anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the portfolio avoid losses but may mean lost opportunities.


                           3 Mid-Cap Growth Portfolio

PERFORMANCE
--------------------------------------------------------------------------------

The charts below provide an indication of the risks of investing in the portfolio. The bar chart shows how the portfolio's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time, and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results. This performance information does not reflect insurance product expenses.

YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------------------------------------------------

                        1991
                        1992
                        1993
                        1994
                        1995
                        1996
                        1997
                        1998            39.28
                        1999            53.89
                        2000            -7.46

Best quarter: Q4'99, up 48.62% Worst quarter: Q4'00, down 24.16%
Year-to-date performance as of 3/31/01: down 24.47%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/00
--------------------------------------------------------------------------------
                                                        Since
                                                      Inception
                                            1 Year     11/3/97
--------------------------------------------------------------------------------
Mid-Cap Growth Portfolio                     -7.46      +30.55
S&P MidCap 400/BARRA Growth Index            +9.16      +23.14

The S&P MidCap 400/BARRA Growth Index is an unmanaged index of U.S. mid-cap growth stocks.


[SIDE BAR]

Performance Measures

The information on this page provides different measures of the portfolio's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the portfolio.

As a frame of reference, the table includes a broad-based market index of mid-cap growth stocks. The portfolio's performance figures include all of its expenses; the index does not include costs of investment.


                           4 Mid-Cap Growth Portfolio

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Year Ended December 31,                                         1997(1)   1998      1999      2000
----------------------------------------------------------------------------------------------------
Per-share data ($)

Data have been computed based on the average number of shares outstanding throughout each year indicated. You can see what the portfolio earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV) at beginning of year                  10.00     11.72     16.22     24.30
Plus:   Income from investment operations
        Net investment income (loss)                             0.01     (0.03)    (0.07)    (0.09)
        Net gains/losses -- realized and unrealized              1.71      4.61      8.55     (1.72)
        Subtotal: income from investment operations              1.72      4.58      8.48     (1.81)
Minus:  Distributions to shareholders
        Income dividends                                         --        0.01      --       --
        Capital gain distributions                               --        0.07      0.40      0.01
        Subtotal: distributions to shareholders                  --        0.08      0.40      0.01
                                                                -----     -----     -----     -----
Equals: Share price (NAV) at end of year                        11.72     16.22     24.30     22.48

Ratios (% of average net assets)

The ratios show the portfolio's expenses and net investment income (loss), as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.

Net expenses -- actual                                           1.00(2)   1.00      1.00      0.98
Gross expenses(3)                                               17.73(2)   1.43      1.08      0.95
Expenses(4)                                                      1.05(2)   1.00      1.00      0.98
Net investment income (loss) -- actual                           0.83(2)  (0.20)    (0.40)    (0.34)

Other data

Total return shows how an investment in the portfolio would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the portfolio bought and sold securities.

Total return(5) (%)                                             17.20(6)  39.28     53.89     -7.46
Net assets at end of year ($ x 1,000,000)                         1.7      31.0     159.9     624.1
Portfolio turnover rate (%)                                        20       106       100       109

The figures above have been audited by Ernst & Young LLP, the portfolio's independent auditors. Their report, and full financial statements, appear in the portfolio's most recent annual report (see back cover).


(1) Period from 11/3/97 (beginning of operations) to 12/31/97.
(2) Annualized.
(3) Shows what this ratio would have been if there had been no expense reimbursement/repayment.
(4) Shows what expenses would have been if there had been no expense offset arrangements.
(5) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies.
(6) Not annualized.


[SIDE BAR]

Management

Jennifer K. Silver is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. Currently the Director of the Growth Equity Group, she has been co-manager of the portfolio since its inception. From 1981 to 1997, she was an analyst and a portfolio manager at another firm.

Brooke A. Cobb is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He has been co-manager of the portfolio since its inception. From 1972 to 1997, he was a portfolio manager at several other firms.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 12/31/00, the management/administration fees paid to Neuberger Berman Management were 0.84% of average net assets.

The portfolio's management agreements are contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's annual operating expenses when certain expenses exceed a specified limit. See the Statement of Additional Information for more details.


                           5 Mid-Cap Growth Portfolio

Neuberger Berman Advisers Management Trust

Your Investment
--------------------------------------------------------------------------------

BUYING AND SELLING
PORTFOLIO SHARES
--------------------------------------------------------------------------------

The portfolio described in this prospectus is designed for use with certain variable insurance contracts. Because shares of the portfolio are held by the insurance companies involved, you will need to follow the instructions provided by your insurance company for matters involving allocations to this portfolio.

Under certain circumstances, the portfolio reserves the right to:

o    suspend the offering of shares

o    reject any investment order

o satisfy an order to sell portfolio shares with securities rather than cash, for certain very large orders

o suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Because the portfolio is offered to different insurance companies and for different types of variable contracts -- annuities and life insurance, groups with different interests will share the portfolio. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the portfolio watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts might be compelled to withdraw its investment in the portfolio. While this might resolve the conflict, it also might force the portfolio to sell securities at disadvantageous prices.

SHARE PRICES
--------------------------------------------------------------------------------

When you buy and sell shares of the portfolio, the share price is the portfolio's net asset value per share.

The portfolio is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; portfolio shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company to find out by what time your transaction request must be received in order to be processed the same day. The portfolio normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your insurance company accepts transaction requests, it's possible that the portfolio's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the portfolio could change on days when you can't buy or sell portfolio shares. The portfolio's share price, however, will not change until the next time it is calculated.

[SIDE BAR]

Share Price Calculations

The portfolio's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the portfolio's securities changes every day, the share price usually changes as well.

The portfolio values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market makers. The portfolio may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In rare cases, events that occur after markets have closed may render certain prices unreliable. When the portfolio believes a market price does not reflect a security's true value, the portfolio may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The portfolio may also use these methods to value certain types of illiquid securities.

                           6 Mid-Cap Growth Portfolio

PORTFOLIO STRUCTURE
--------------------------------------------------------------------------------

Prior to May 1, 2000, the portfolio invested through a two-tier master/feeder structure. Rather than investing directly in securities, the portfolio invested all of its assets in another fund that served as a "master series." The master series, in turn, invested in securities.

Effective May 1, 2000, the portfolio converted to a conventional one-tier structure. The portfolio redeemed its investment in its master series in return for delivery of the series' securities, at current net asset value, subject to the liabilities of the master series. Accordingly, the portfolio received the investment securities of its master series and will continue to hold securities directly.

While Neuberger Berman Management and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the portfolio, there may be certain differences between the portfolio and these other funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.


DISTRIBUTION AND TAXES
--------------------------------------------------------------------------------

The information below is only a summary of some of the important Federal tax considerations generally affecting the portfolio and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- The portfolio pays out to shareholders of record any net income and net capital gains. Ordinarily, the portfolio makes distributions once a year (in February). All dividends and other distributions received by shareholders of record are automatically reinvested in portfolio shares.

How distributions and transactions are taxed -- Dividends and other distributions made by the portfolio, as well as transactions in portfolio shares, are taxable, if at all, to the extent described in your variable contract prospectus. Consult it for more information.


[SIDE BAR]

Insurance Expenses

The fees and policies outlined in this prospectus are set by the portfolio and by Neuberger Berman Management. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract; for those fees, you will need to see the prospectus for your variable contract.

Distribution and Services

The portfolio has a non-fee distribution plan that recognizes that Neuberger Berman Management may use its own resources, including profits that derive from administration fees paid by the portfolio, to pay expenses associated with the distribution of portfolio shares.

Neuberger Berman Management may also pay insurance companies for services they provide to current and prospective variable contract owners, such as providing information about the portfolio and delivering portfolio documents, among other services.

Neuberger Berman Management does not receive any separate fees from the portfolio for making these payments.

                           7 Mid-Cap Growth Portfolio

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Other tax-related considerations -- In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the portfolio. Because the portfolio is offered through certain variable insurance contracts, it is subject to special diversification standards beyond those that normally apply to mutual funds. If the underlying assets of the portfolio fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the portfolio could generate a current tax liability.

The managers of the portfolio's assets intend to comply with the special diversification requirements. It is possible that their attempts to comply may at times call for decisions that would somewhat reduce investment performance.


[SIDE BAR]

Conversion to the Euro

Like other mutual funds,the portfolio could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

At Neuberger Berman,we are taking steps to ensure that our own computer systems are compliant with the Euro issue and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies whose securities are owned by the portfolio will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion,which could disrupt portfolio operations and investments if problems arise, has been adequately addressed until the conversion is completed.

                           8 Mid-Cap Growth Portfolio

FOR ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you 'd like further details on this portfolio, you can request a free copy of the following documents:

Shareholder Reports -- Published twice a year, the shareholder reports offer information about the portfolio's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions

o   fund performance data and financial statements

o   complete portfolio holdings

Statement of Additional Information -- The SAI contains more comprehensive information on this portfolio, including:

o   various types of securities and practices, and their risks

o   investment limitations and additional policies

o   information about the portfolio's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of this prospectus.


Investment manager:

Neuberger Berman Management Inc.

Sub-adviser:

Neuberger Berman,LLC


[SIDE BAR]

Obtaining Information

You can obtain a shareholder report, SAI, and other information from:

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180

800.877.9700
212.476.8800

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. They are also available from the Edgar database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.


NEUBERGER BERMAN

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180                                 A0067 05/01
                                                        SEC file number 811-4225

                                                                NEUBERGER BERMAN

Neuberger Berman

Advisers Management Trust
--------------------------------------------------------------------------------

Partners Portfolio Prospectus May 1,2001

THIS PORTFOLIO:

o is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts

o   is designed for investors with long-term goals in mind

o offers you the opportunity to participate in financial markets through a professionally managed stock portfolio

o carries certain risks,including the risk that you could lose money if portfolio shares are worth less than what you paid

o is mutual fund, not bank deposit, and is not guaranteed or insured by the FDIC or any other government agency


Portfolio Management

All of the Neuberger Berman Advisers Management Trust Portfolios are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

Risk Information

In certain cases, the investments for the portfolios of Neuberger Berman Advisers Management Trust are managed by the same individuals who manage one or more other Neuberger Berman mutual funds that have similar names, objectives, and investment styles as a portfolio. You should be aware that the portfolios are likely to differ from these other mutual funds in size, cash flow pattern, and tax matters. Accordingly, the holdings and performance of these portfolios can be expected to vary from those of the other mutual funds.


This prospectus discusses principal risks of investment in portfolio shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract,you should also read the contract's prospectus.

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Neuberger Berman name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. (copyright)2001 Neuberger Berman Management Inc.

[SIDE BAR]

CONTENTS


The Portfolio

Partners Portfolio ........................................  2

Your Investment

Buying and Selling Portfolio Shares .......................  6

Share Prices ..............................................  6

Portfolio Structure .......................................  7

Distributions and Taxes ...................................  7

                                                                NEUBERGER BERMAN

Neuberger Berman Advisers Management Trust

Partners Portfolio
--------------------------------------------------------------------------------

"Our goal is to find companies that we believe are undervalued relative to their earnings potential, where we see a gap between the actual price of a stock and its intrinsic value. When a company grows in value and/or the valuation gap closes, the success of our strategy is realized."


GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks growth of capital.

To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The portfolio seeks to reduce risk by diversifying among many companies and industries.

The managers look for well-managed companies whose stock prices are believed to be undervalued.

Factors in identifying these firms may include:

o strong fundamentals, such as a company's financial, operational, and competitive positions

o   consistent cash flow

o   a sound earnings record through all phases of the market cycle

The managers may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market overreaction to negative news.

The portfolio generally considers selling a stock when it reaches the managers' target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[SIDE BAR]

Mid- and Large-Cap Stocks

Mid-cap stocks have historically performed more like small-caps than like large-caps. Their prices can rise and fall substantially, although they have the potential to offer attractive long-term returns.

Large companies are usually well-established. Compared to mid-cap companies, they may be less responsive to change, but their returns have sometimes led those of mid-cap companies, often with lower volatility.

Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.


                              2 Partners Portofolio

MAIN RISKS
--------------------------------------------------------------------------------

Most of the portfolio's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

To the extent that the portfolio emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be more volatile than large-cap stocks and are usually more sensitive to economic and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain under-valued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions. To the extent that the managers sell stocks before they reach their market peak, the portfolio may miss out on opportunities for higher performance.

Through active trading, the portfolio may have a high turnover rate, which can mean lower performance due to increased brokerage costs.


[SIDE BAR]

Other Risks

The portfolio may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the portfolio anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the portfolio avoid losses but may mean lost opportunities.


                              3 Partners Portfolio

PERFORMANCE
--------------------------------------------------------------------------------

The charts below provide an indication of the risks of investing in the portfolio. The bar chart shows how the portfolio's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time, and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results. This performance information does not reflect insurance product expenses.

YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------------------------------------------------

                        1991
                        1992
                        1993
                        1994
                        1995            36.47
                        1996            29.57
                        1997            31.25
                        1998             4.21
                        1999             7.37
                        2000             0.70

Best quarter: Q4'98, up 15.64% Worst quarter: Q3'98, down 14.96%
Year-to-date performance as of 3/31/01: down 6.37%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/00
--------------------------------------------------------------------------------
                                                                      Since
                                                                    Inception
                                              1 Year    5 Years      3/22/94
--------------------------------------------------------------------------------
Partners Portfolio                             +0.70     +13.89       +14.82
S&P 500 Index                                  -9.10     +18.32       +18.71
Russell 1000 Value Index                       +7.02     +16.91       +17.10

The S&P 500 is an unmanaged index of stocks that trade on major U.S. markets. The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.


[SIDE BAR]

Performance Measures

The information on this page provides different measures of the portfolio's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the portfolio.

As a frame of reference, the table includes broad-based indices of the entire U.S. equity market and of the portion of the market the portfolio focuses on. The portfolio's performance figures include all of its expenses; the indices do not include costs of investment.


                              4 Partners Portfolio

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Year Ended December 31,                                         1996      1997      1998      1999      2000
-------------------------------------------------------------------------------------------------------------
Per-share data ($)

Data have been computed based on the average number of shares outstanding throughout each year indicated. You can see what the portfolio earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV) at beginning of year                  13.23     16.48     20.60     18.93     19.64
Plus:   Income (loss) from investment operations
        Net investment income                                    0.10      0.12      0.20      0.11      0.07
        Net gains/losses -- realized and unrealized              3.69      4.82      0.73      1.23     (0.20)
        Subtotal: income (loss) from investment operations       3.79      4.94      0.93      1.34     (0.13)
Minus:  Distributions to shareholders
        Income dividends                                         0.04      0.05      0.08      0.23      0.15
        Capital gain distributions                               0.50      0.77      2.52      0.40      3.19
        Subtotal: distributions to shareholders                  0.54      0.82      2.60      0.63      3.34
                                                                -----     -----     -----     -----     -----
Equals: Share price (NAV) at end of year                        16.48     20.60     18.93     19.64     16.17

Ratios (% of average net assets)

The ratios show the portfolio's expenses and net investment income, as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

Net expenses -- actual                                           0.95      0.86      0.84      0.87      0.92
Expenses(1)                                                      0.95      0.86      0.84      0.87      0.92
Net investment income -- actual                                  0.60      0.60      1.04      0.57      0.42

Other data

Total return shows how an investment in the portfolio would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the portfolio bought and sold securities.

Total return(2) (%)                                              29.57    31.25      4.21      7.37      0.70
Net assets at end of year ($ x 1,000,000)                        705.4  1,632.8   1,630.5     989.5     808.3
Portfolio turnover rate (%)                                        118      106       148       112        97

The figures above have been audited by Ernst & Young LLP, the portfolio's independent auditors. Their report, and full financial statements, appear in the portfolio's most recent annual report (see back cover).


(1) Shows what expenses would have been if there had been no expense offset arrangements. This calculation is required for all periods ending after 9/1/95.
(2) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies.


[SIDE BAR]

Management

S. Basu Mullick is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. He has managed or co-managed the Fund since 1998. He was a portfolio manager at another firm from 1993 to 1998.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 12/31/00, the management/administration fees paid to Neuberger Berman Management were 0.82% of average daily net assets.

The portfolio's management agreements are contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's annual operating expenses when certain expenses exceed a specified limit. See the Statement of Additional Information for more details.


                              5 Partners Portfolio

Neuberger Berman Advisers Management Trust

Your Investment
--------------------------------------------------------------------------------

BUYING AND SELLING
PORTFOLIO SHARES
--------------------------------------------------------------------------------

The portfolio described in this prospectus is designed for use with certain variable insurance contracts. Because shares of the portfolio are held by the insurance companies involved, you will need to follow the instructions provided by your insurance company for matters involving allocations to this portfolio.

Under certain circumstances, the portfolio reserves the right to:

o    suspend the offering of shares

o    reject any investment order

o satisfy an order to sell portfolio shares with securities rather than cash, for certain very large orders

o suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Because the portfolio is offered to different insurance companies and for different types of variable contracts -- annuities and life insurance, groups with different interests will share the portfolio. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the portfolio watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts might be compelled to withdraw its investment in the portfolio. While this might resolve the conflict, it also might force the portfolio to sell securities at disadvantageous prices.

SHARE PRICES
--------------------------------------------------------------------------------

When you buy and sell shares of the portfolio, the share price is the portfolio's net asset value per share.

The portfolio is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; portfolio shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company to find out by what time your transaction request must be received in order to be processed the same day. The portfolio normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your insurance company accepts transaction requests, it's possible that the portfolio's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the portfolio could change on days when you can't buy or sell portfolio shares. The portfolio's share price, however, will not change until the next time it is calculated.

[SIDE BAR]

Share Price Calculations

The portfolio's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the portfolio's securities changes every day, the share price usually changes as well.

The portfolio values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market makers. The portfolio may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In rare cases, events that occur after markets have closed may render certain prices unreliable. When the portfolio believes a market price does not reflect a security's true value, the portfolio may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The portfolio may also use these methods to value certain types of illiquid securities.

                              6 Partners Portfolio

PORTFOLIO STRUCTURE
--------------------------------------------------------------------------------

Prior to May 1, 2000, the portfolio invested through a two-tier master/feeder structure. Rather than investing directly in securities, the portfolio invested all of its assets in another fund that served as a "master series." The master series, in turn, invested in securities.

Effective May 1, 2000, the portfolio converted to a conventional one-tier structure. The portfolio redeemed its investment in its master series in return for delivery of the series' securities, at current net asset value, subject to the liabilities of the master series. Accordingly, the portfolio received the investment securities of its master series and will continue to hold securities directly.

While Neuberger Berman Management and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the portfolio, there may be certain differences between the portfolio and these other funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.


DISTRIBUTION AND TAXES
--------------------------------------------------------------------------------

The information below is only a summary of some of the important Federal tax considerations generally affecting the portfolio and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- The portfolio pays out to shareholders of record any net income and net capital gains. Ordinarily, the portfolio makes distributions once a year (in February). All dividends and other distributions received by shareholders of record are automatically reinvested in portfolio shares.

How distributions and transactions are taxed -- Dividends and other distributions made by the portfolio, as well as transactions in portfolio shares, are taxable, if at all, to the extent described in your variable contract prospectus. Consult it for more information.


[SIDE BAR]

Insurance Expenses

The fees and policies outlined in this prospectus are set by the portfolio and by Neuberger Berman Management. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract; for those fees, you will need to see the prospectus for your variable contract.

Distribution and Services

The portfolio has a non-fee distribution plan that recognizes that Neuberger Berman Management may use its own resources, including profits that derive from administration fees paid by the portfolio, to pay expenses associated with the distribution of portfolio shares.

Neuberger Berman Management may also pay insurance companies for services they provide to current and prospective variable contract owners, such as providing information about the portfolio and delivering portfolio documents, among other services.

Neuberger Berman Management does not receive any separate fees from the portfolio for making these payments.

                              7 Partners Portfolio

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Other tax-related considerations -- In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the portfolio. Because the portfolio is offered through certain variable insurance contracts, it is subject to special diversification standards beyond those that normally apply to mutual funds. If the underlying assets of the portfolio fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the portfolio could generate a current tax liability.

The manager of the portfolio's assets intends to comply with the special diversification requirements. It is possible that their attempts to comply may at times call for decisions that would somewhat reduce investment performance.


[SIDE BAR]

Conversion to the Euro

Like other mutual funds,the portfolio could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

At Neuberger Berman,we are taking steps to ensure that our own computer systems are compliant with the Euro issue and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies whose securities are owned by the portfolio will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion,which could disrupt portfolio operations and investments if problems arise, has been adequately addressed until the conversion is completed.

                           8 Partners Portfolio

FOR ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you'd like further details on this portfolio, you can request a free copy of the following documents:

Shareholder Reports -- Published twice a year, the shareholder reports offer information about the portfolio's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions

o   fund performance data and financial statements

o   complete portfolio holdings

Statement of Additional Information -- The SAI contains more comprehensive information on this portfolio, including:

o   various types of securities and practices, and their risks

o   investment limitations and additional policies

o   information about the portfolio's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of this prospectus.


Investment manager:

Neuberger Berman Management Inc.

Sub-adviser:

Neuberger Berman,LLC


[SIDE BAR]

Obtaining Information

You can obtain a shareholder report, SAI, and other information from:

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180

800.877.9700
212.476.8800

Web site:
www.nbfunds.com

Email:
questions@nbfunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. They are also available from the Edgar database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.


NEUBERGER BERMAN

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180                                 A0064 05/01
                                                        SEC file number 811-4225

                                                                NEUBERGER BERMAN

Neuberger Berman

Advisers Management Trust
--------------------------------------------------------------------------------

Regency Portfolio Prospectus  May 1, 2001

THIS PORTFOLIO:

o is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts

o      is designed for investors with long-term goals in mind

o offers you the opportunity to participate in financial markets through a professionally managed stock portfolio

o carries certain risks, including the risk that you could lose money if portfolio shares are worth less than what you paid

o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency


Portfolio Management

All of the Neuberger Berman Advisers Management Trust Portfolios are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

Risk Information

In certain cases, the investments for the portfolios of Neuberger Berman Advisers Management Trust are managed by the same individuals who manage one or more other Neuberger Berman mutual funds that have similar names, objectives, and investment styles as a portfolio. You should be aware that the portfolios are likely to differ from these other mutual funds in size, cash flow pattern, and tax matters. Accordingly, the holdings and performance of these portfolios can be expected to vary from those of the other mutual funds.

This prospectus discusses principal risks of investment in portfolio shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract, you should also read the contract's prospectus.

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Neuberger Berman name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. (copyright) 2001 Neuberger Berman Management Inc.


[SIDE BAR]

Contents

The Portfolio

Regency Portfolio..........................................  2

Your Investment

Buying and Selling Portfolio Shares........................  6

Share Prices...............................................  6

Portfolio Structure........................................  7

Distributions and Taxes....................................  7

Neuberger Berman Advisers Management Trust

Regency Portfolio
--------------------------------------------------------------------------------

"We focus on the mid-cap sector of the market because we believe there are numerous opportunities there to find less well-known values. We look for leadership companies with strong fundamentals whose underlying value is not yet reflected in their stock prices."

GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks growth of capital.

To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. The portfolio seeks to reduce risk by diversifying among different companies and industries.

The managers look for well-managed companies whose stock prices are undervalued. Factors in identifying these firms may include:

o strong fundamentals, such as a company's financial, operational, and competitive positions

o   consistent cash flow

o   a sound earnings record through all phases of the market cycle

The management may also look for other characteristics in a company, such as a strong position relative to competitors, a high level of stock ownership among management, and a recent sharp decline in stock price that appears to be the result of a short-term market over-reaction to negative news.

The portfolio generally considers selling a stock when it reaches the managers' target price, when it fails to perform as expected, or when other opportunities appear more attractive.

The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

[SIDE BAR]

Mid-Cap Stocks

Mid-cap stocks have historically shown risk/return characteristics that are in between those of small- and large-cap stocks. Their prices can rise and fall substantially, although they have the potential to offer comparatively attractive long-term returns.

Mid-caps are less widely followed on Wall Street than large-caps, which can make it comparatively easier to find attractive stocks that are not overpriced.

Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.

                              2 Regency Portfolio

MAIN RISKS
--------------------------------------------------------------------------------

Most of the portfolio's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

By focusing on mid-cap stocks, the portfolio is subject to their risks, including the risk its holdings may:

o   fluctuate more widely in price than the market as a whole

o underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when mid-cap stocks are out of favor.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions. To the extent that the managers sell stocks before they reach their market peak, the fund may miss out on opportunities for higher performance.

Through active trading, the portfolio may have a high portfolio turnover rate, which can mean lower performance due to increased brokerage costs.


[SIDE BAR]

Other Risks

The portfolio may use certain practices and securities involving additional risks.

Borrowing, securities lending and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss.

Although they may add diversification, foreign securities can be riskier because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the portfolio anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term fixed-income investments. This could help the portfolio avoid losses but may mean lost opportunities.

                              3 Regency Portfolio

PERFORMANCE OF A SIMILAR FUND
--------------------------------------------------------------------------------

Because the portfolio had not commenced investment operations as of December 31, 2000, it does not have performance to report in this prospectus.

However, the portfolio has an investment objective, policies, limitations, and strategies substantially similar to those of, and the same portfolio manager as, another mutual fund managed by Neuberger Berman Management called the Neuberger Berman Regency Fund. The following table shows average annual total returns for the Neuberger Berman Regency Fund, assuming reinvestment of all distributions, as well as the Russell Midcap Value Index, which is pertinent to the Neuberger Berman Regency Fund. This performance information does not reflect insurance product expenses.


Average annual total % returns as of 12/31/00
                                                                  Since
                                                                Inception
                                                1 Year           (6/1/99)
--------------------------------------------------------------------------------
Neuberger Berman Regency Fund                   +31.24            +25.64
Russell Midcap Value Index                      +19.18            + 7.26

The Russell Midcap Value is an unmanaged index of the 800 smallest companies in the Russell 1000 index.


The performance of Neuberger Berman Regency Fund reflects that fund's expense ratio, and does not reflect any expenses or charges that apply to variable contracts. Insurance expenses and charges would reduce performance. Although the objective, policies, limitations and strategies of the portfolio are substantially similar to that of the Neuberger Berman Regency Fund, the portfolio is a distinct mutual fund and may have different investment returns, portfolio holdings, and risk/return characteristics than Neuberger Berman Regency Fund. The historical performance of Neuberger Berman Regency Fund is not indicative of future performance of the portfolio.

This performance representation relies on data supplied by Neuberger Berman Management or derived by Neuberger Berman Management from statistical services, reports or other sources it believes to be reliable.


[SIDE BAR]

Management

Robert I. Gendelman is a Vice President of Neuberger Berman Management and Managing Director of Neuberger Berman, LLC. Gendelman was a portfolio manager at another firm from 1992 to 1993.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services.

The portfolio pays the following fees to Neuberger Berman Management, all expressed as a percentage of the portfolio's average daily net assets: for investment management, 0.55% of the first $250 million; 0.525% of the next $250 million; 0.50% of the next $250 million; 0.475% of the next $250 million; 0.45% of the next $500 million; and 0.425% on assets over $1.5 billion; and 0.30% for administration. The portfolio's management agreements are written contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's expenses when certain annual operating expenses of the portfolio exceed the agreed-upon limit. See the Statement of Additional Information for more details.

                              4 Regency Portfolio

Neuberger Berman Advisers Management Trust

Your Investment
--------------------------------------------------------------------------------

BUYING AND SELLING PORTFOLIO SHARES
--------------------------------------------------------------------------------

The portfolio described in this prospectus is designed for use with certain variable insurance contracts. Because shares of the portfolio are held by the insurance companies involved, you will need to follow the instructions provided by your insurance company for matters involving allocations to this portfolio.

Under certain circumstances, the portfolio reserves the right to:

o   suspend the offering of shares

o   reject any investment order

o satisfy an order to sell portfolio shares with securities rather than cash, for certain very large orders

o suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Because the portfolio is offered to different insurance companies and for different types of variable contracts - annuities and life insurance, groups with different interests will share the portfolio. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons, the trustees of the portfolio watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts might be compelled to withdraw its investment in the portfolio. While this might resolve the conflict, it also might force the portfolio to sell securities at disadvantageous prices.

SHARE PRICES
--------------------------------------------------------------------------------

When you buy and sell shares of the portfolio, the share price is the portfolio's net asset value per share.

The portfolio is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; portfolio shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company to find out by what time your transaction request must be received in order to be processed the same day. The portfolio normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your insurance company accepts transaction requests, it's possible that the portfolio's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a portfolio could change on days when you can't buy or sell portfolio shares. The portfolio's share price, however, will not change until the next time it is calculated.


[SIDE BAR]

Share Price Calculations

The portfolio's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the portfolio's securities changes every day, the share price usually changes as well.

The portfolio values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market makers. The portfolio may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In rare cases, events that occur after markets have closed may render certain prices unreliable. When the portfolio believes a market price does not reflect a security's true value, the portfolio may substitute for the market price a fair-value estimate derived through methods approved by its trustees.

The portfolio may also use these methods to value certain types of illiquid securities.

                               5 Your Investment

PORTFOLIO STRUCTURE
--------------------------------------------------------------------------------

While Neuberger Berman Management and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the portfolio, there may be certain differences between the portfolio and these other funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The information below is only a summary of some of the important Federal tax considerations generally affecting the portfolio and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions - The portfolio pays out to shareholders of record any net income and net capital gains. Ordinarily, the portfolio makes distributions once a year (in February). All dividends and other distributions received by shareholders of record are automatically reinvested in portfolio shares.

How distributions and transactions are taxed - Dividends and other distributions made by the portfolio, as well as transactions in portfolio shares, are taxable, if at all, to the extent described in your variable contract prospectus. Consult it for more information.

[SIDE BAR]

Insurance Expenses

The fees and policies outlined in this prospectus are set by the portfolio and by Neuberger Berman Management. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract; for those fees, you will need to see the prospectus for your variable contract.

Distribution and Services

The portfolio has a non-fee distribution plan that recognizes that Neuberger Berman Management may use its own resources, including profits that derive from administration fees paid by the portfolio, to pay expenses associated with the distribution of portfolio shares.

Neuberger Berman Management may also pay insurance companies for services they provide to current and prospective variable contract owners, such as providing information about the portfolio and delivering portfolio documents, among other services.

Neuberger Berman Management does not receive any separate fees from the portfolio for making these payments.

                               6 Your Investment

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Other tax-related considerations - In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the portfolio. Because the portfolio is offered through certain variable insurance contracts, it is subject to special diversification standards beyond those that normally apply to mutual funds. If the underlying assets of the portfolio fail to meet the special standards, you could be subject to adverse tax consequences - for example, some of the income earned by the portfolio could generate a current tax liability.

The manager of the portfolio's assets intends to comply with the special diversification requirements. It is possible that their attempts to comply may at times call for decisions that would somewhat reduce investment performance.


[SIDE BAR]

Conversion to the Euro

Like other mutual funds, the portfolio could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with the Euro issue and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies whose securities are owned by the portfolio will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion, which could disrupt portfolio operations and investments if problems arise, has been adequately addressed until the conversion is completed.

                               7 Your Investment

FOR ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you'd like further details on this portfolio, you can request a free copy of the following documents:

Shareholder Reports - Published twice a year, the shareholder reports offer information about the portfolio's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions

 o   fund performance data and financial statements

o   complete portfolio holdings

Statement of Additional Information - The SAI contains more comprehensive information on this portfolio, including:

o   various types of securities and practices, and their risks

o   investment limitations and additional policies

o   information about the portfolio's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of this prospectus.


Investment  manager:
Neuberger Berman Management Inc.

Sub-adviser:
Neuberger Berman, LLC

[SIDE BAR]

Obtaining Information

You can obtain a shareholder report, SAI, and other information from:

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180

800.877.9700
212.476.8800

Web site:
www.nbfunds.com

Email:
questions@nbfunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. They are also available from the Edgar database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.



NEUBERGER BERMAN

Neuberger Berman Management Inc.                        E A0060  05/01
605 Third Avenue 2nd Floor
New York, NY 10158-0180                                 SEC file number 811-4225

                                                                NEUBERGER BERMAN

Neuberger Berman

Advisers Management Trust
--------------------------------------------------------------------------------

Socially Responsive Portfolio Prospectus May 1,2001

THIS PORTFOLIO:

o is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts

o   is designed for investors with long-term goals in mind

o offers you the opportunity to participate in financial markets through a professionally managed stock portfolio

o carries certain risks, including the risk that you could lose money if portfolio shares are worth less than what you paid

o is a mutual fund, not a bank deposit,and is not guaranteed or insured by the FDIC or any other government agency


Portfolio Management

All of the Neuberger Berman Advisers Management Trust Portfolios are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

Risk Information

In certain cases, the investments for the portfolios of Neuberger Berman Advisers Management Trust are managed by the same individuals who manage one or more other Neuberger Berman mutual funds that have similar names, objectives, and investment styles as a portfolio. You should be aware that the portfolios are likely to differ from these other mutual funds in size, cash flow pattern, and tax matters. Accordingly, the holdings and performance of these portfolios can be expected to vary from those of the other mutual funds.

This prospectus discusses principal risks of investment in portfolio shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract, you should also read the contract's prospectus.

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Neuberger Berman name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. (copyright)2001 Neuberger Berman Management Inc.


[SIDE BAR]

CONTENTS

The Portfolio

Socially Responsive Portfolio .............................  2

Your Investment

Buying and Selling Portfolio Shares .......................  6

Share Prices ..............................................  6

Portfolio Structure .......................................  7

Distributions and Taxes ...................................  7

Neuberger Berman Advisers Management Trust

Socially Responsive Portfolio
--------------------------------------------------------------------------------

"We believe that sound practices in areas like employment and the environment can have a positive impact on a company's bottom line. We look for companies that meet value investing criteria and also show a commitment to uphold or improve their standards of corporate citizenship."


GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks long-term growth of capital by investing primarily in securities of companies that meet the portfolio's financial criteria and social policy.

To pursue this goal, the portfolio invests mainly in common stocks of mid- to large-capitalization companies. The portfolio seeks to reduce risk by investing in a large number of companies across many different industries.

The managers initially screen companies using value investing criteria. They look for undervalued companies with solid balance sheets, strong management, consistent cash flows, and other value-related factors. Among companies that meet these criteria, the managers look for those that show leadership in three areas:

o environmental concerns

o diversity in the work force

o progressive employment and workplace practices, and community relations

The managers typically also look at a company's record in public health and the nature of its products. The managers judge firms on their corporate citizenship overall, considering their accomplishments as well as their goals. While these judgments are inevitably subjective, the portfolio endeavors to avoid companies that derive revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The portfolio also does not invest in any company that derives its total revenue primarily from non-consumer sales to the military.

Under normal market conditions, at least 80% of the portfolio's total assets will be invested in equity securities, all of which are selected in accordance with its social policy. When a stock no longer meets the portfolio's investment criteria, the managers will consider selling it.

The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[SIDE BAR]

Social Investing

Portfolios that follow social policies seek something in addition to economic success. They are designed to allow investors to put their money to work and also support companies that follow principles of good corporate citizenship.

Value Investing

At any given time, there are companies whose stock prices are below the market average, based on earnings, book value, or other financial measures. The value investor examines these companies, searching for those that may rise in price when other investors realize their worth.


                         2 Socially Responsive Portfolio

MAIN RISKS
--------------------------------------------------------------------------------

Most of the portfolio's performance depends on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

The portfolio's social policy could cause it to underperform similar portfolios that do not have a social policy.

Among the reasons for this are:

o undervalued stocks that don't meet the social criteria could outperform those that do

o economic or political changes could make certain companies less attractive for investment

o the social policy could cause the fund to sell or avoid stocks that subsequently perform well

To the extent that the portfolio emphasizes mid- or large-cap stocks, it takes on the associated risks. Mid-cap stocks tend to be somewhat riskier than large-cap stocks, and are usually more sensitive to economic and market factors. At any given time, one or both groups of stocks may be out of favor with investors.

With a value approach, there is also the risk that stocks may remain undervalued during a given period. This may happen because value stocks as a category lose favor with investors compared to growth stocks or because the managers failed to anticipate which stocks or industries would benefit from changing market or economic conditions.


[SIDE BAR]

Other Risks

The portfolio may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the portfolio increases its risk of loss. These investments are not subject to the portfolio's social policy.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

When the portfolio anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the portfolio avoid losses but may mean lost opportunities.

                         3 Socially Responsive Portfolio

PERFORMANCE
--------------------------------------------------------------------------------

The charts below provide an indication of the risks of investing in the portfolio. The bar chart shows the portfolio's performance during its first full calendar year of operations. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time, and compares the return with that of a broad measure of market performance. This information is based on past performance; it's not a prediction of future results. This performance information does not reflect insurance product expenses.

YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------------------------------------------------

                        1991
                        1992
                        1993
                        1994
                        1995
                        1996
                        1997
                        1998
                        1999
                        2000            -1.61

Best quarter: Q2'99, up 11.65% Worst quarter: Q3'99, down 9.48%
Year-to-date performance as of 3/31/01: down 8.41%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/00
--------------------------------------------------------------------------------
                                                           Since
                                                         Inception
                                                1 Year    2/18/99
--------------------------------------------------------------------------------
Socially Responsive Portfolio                    -1.61     +7.02
S&P 500 Index                                    -9.10     +5.43
Russell 1000 Value Index                         +7.02     +8.71

The S&P 500 is an unmanaged index of stocks that trade on major U.S. markets. The Russell 1000 Value Index is an unmanaged index of U.S. mid- and large-cap value stocks.

[SIDE BAR]

Performance Measures

The information on this page provides different measures of the portfolio's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the portfolio.

As a frame of reference, the table includes broad-based indices of the entire U.S. equity market and of the portion of the market the portfolio focuses on. The portfolio's performance figures include all of its expenses; the indices do not include costs of investment.

                         4 Socially Responsive Portfolio

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Period Ended December 31,                               1999(1)         2000
--------------------------------------------------------------------------------
Per-share data ($)

Data have been computed based on the average number of shares outstanding throughout each year indicated. You can see what the portfolio earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV) at beginning of year          10.00           11.54
Plus:   Income from investment operations
        Net investment income (loss)                     0.03           (0.04)
        Net gains/losses -- realized and unrealized      1.51           (0.17)
        Subtotal: income from investment operations      1.54           (0.21)
Minus:  Distributions to shareholders
        Income dividends                                 --              0.03
        Capital gain distributions                       --              0.13
        Subtotal: distributions to shareholders          --              0.16
                                                        -----           -----
Equals: Share price (NAV) at end of year                11.54           11.17

--------------------------------------------------------------------------------

Ratios (% of average net assets)

The ratios show the portfolio's expenses and net investment income, as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.

Net expenses -- actual                                   1.53(2)         1.54
Gross expenses(3)                                        9.04(2)         2.40
Expense(4)                                               1.68(2)         1.68
Net investment income (loss) -- actual                   0.35(2)        (0.33)

--------------------------------------------------------------------------------

Other data

Total return shows how an investment in the portfolio would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the portfolio bought and sold securities.

Total return(5) (%)                                     15.40(6)        -1.61
Net assets at end of year ($ x 1,000,000)                 1.3             2.2
Portfolio turnover rate (%)                                72              92

--------------------------------------------------------------------------------

The figures above have been audited by Ernst & Young LLP, the portfolio's independent auditors. Their report, and full financial statements, appear in the portfolio's most recent annual report (see back cover).

(1) Period from 2/18/99 (beginning of operations) to 12/31/99.
(2) Annualized.
(3) Shows what this ratio would have been if there had been no expense reimbursement.
(4) Shows what expenses would have been if there had been no expense offset arrangements.
(5) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies.
(6) Not annualized.

[SIDE BAR]

Management

Janet Prindle, a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, joined the latter firm in 1977. She has been managing assets using social criteria since 1990, and has been the manager of the portfolio since its inception.

Robert Ladd and Ingrid Saukaitis are Vice Presidents of Neuberger Berman Management and have been Associate Managers of the portfolio since its inception. Ladd has been a portfolio manager at the firm since 1992 and is a Managing Director of Neuberger Berman, LLC; Saukaitis was project director for a social research group from 1995 to 1997.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended December 31, 2000, the management/administration fees paid to Neuberger Berman Management were 0.85% of average daily net assets, on an annualized basis.

The portfolio's management agreements are contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's annual operating expenses when certain expenses exceed a specified limit. See the Statement of Additional Information for more details.

                         5 Socially Responsive Portfolio

Neuberger Berman Advisers Management Trust

Your Investment
--------------------------------------------------------------------------------

BUYING AND SELLING
PORTFOLIO SHARES
--------------------------------------------------------------------------------

The portfolio described in this prospectus is designed for use with certain variable insurance contracts. Because shares of the portfolio are held by the insurance companies involved, you will need to follow the instructions provided by your insurance company for matters involving allocations to this portfolio.

Under certain circumstances, the portfolio reserves the right to:

o    suspend the offering of shares

o    reject any investment order

o satisfy an order to sell portfolio shares with securities rather than cash, for certain very large orders

o suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Because the portfolio is offered to different insurance companies and for different types of variable contracts -- annuities and life insurance, groups with different interests will share the portfolio. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons,the trustees of the portfolio watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts might be compelled to withdraw its investment in the portfolio. While this might resolve the conflict, it also might force the portfolio to sell securities at disadvantageous prices.

SHARE PRICES
--------------------------------------------------------------------------------

When you buy and sell shares of the portfolio, the share price is the portfolio's net asset value per share.

The portfolio is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; portfolio shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company to find out by what time your transaction request must be received in order to be processed the same day. The portfolio normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your insurance company accepts transaction requests, it's possible that the portfolio's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the portfolio could change on days when you can't buy or sell portfolio shares. The portfolio's share price, however, will not change until the next time it is calculated.

[SIDE BAR]

Share Price Calculations

The portfolio's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the portfolio's securities changes every day, the share price usually changes as well.

The portfolio values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market makers. The portfolio may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In rare cases, events that occur after markets have closed may render certain prices unreliable. When the portfolio believes a market price does not reflect a security's true value, the portfolio may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The portfolio may also use these methods to value certain types of illiquid securities.

                           6 Mid-Cap Growth Portfolio

PORTFOLIO STRUCTURE
--------------------------------------------------------------------------------

Prior to May 1, 2000, the portfolio invested through a two-tier master/feeder structure. Rather than investing directly in securities, the portfolio invested all of its assets in another fund that served as a "master series." The master series, in turn, invested in securities.

Effective May 1, 2000, the portfolio converted to a conventional one-tier structure. The portfolio redeemed its investment in its master series in return for delivery of the series' securities, at current net asset value, subject to the liabilities of the master series. Accordingly, the portfolio received the investment securities of its master series and will continue to hold securities directly.

While Neuberger Berman Management and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the portfolio, there may be certain differences between the portfolio and these other funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.


DISTRIBUTION AND TAXES
--------------------------------------------------------------------------------

The information below is only a summary of some of the important Federal tax considerations generally affecting the portfolio and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- The portfolio pays out to shareholders of record any net income and net capital gains. Ordinarily, the portfolio makes distributions once a year (in February). All dividends and other distributions received by shareholders of record are automatically reinvested in portfolio shares.

How distributions and transactions are taxed -- Dividends and other distributions made by the portfolio, as well as transactions in portfolio shares, are taxable, if at all, to the extent described in your variable contract prospectus. Consult it for more information.


[SIDE BAR]

Insurance Expenses

The fees and policies outlined in this prospectus are set by the portfolio and by Neuberger Berman Management. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract; for those fees, you will need to see the prospectus for your variable contract.

Distribution and Services

The portfolio has a non-fee distribution plan that recognizes that Neuberger Berman Management may use its own resources, including profits that derive from administration fees paid by the portfolio, to pay expenses associated with the distribution of portfolio shares.

Neuberger Berman Management may also pay insurance companies for services they provide to current and prospective variable contract owners, such as providing information about the portfolio and delivering portfolio documents, among other services.

Neuberger Berman Management does not receive any separate fees from the portfolio for making these payments.

                           7 Mid-Cap Growth Portfolio

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Other tax-related considerations -- In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the portfolio. Because the portfolio is offered through certain variable insurance contracts, it is subject to special diversification standards beyond those that normally apply to mutual funds. If the underlying assets of the portfolio fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the portfolio could generate a current tax liability.

The managers of the portfolio's assets intend to comply with the special diversification requirements. It is possible that their attempts to comply may at times call for decisions that would somewhat reduce investment performance.


[SIDE BAR]

Conversion to the Euro

Like other mutual funds,the portfolio could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

At Neuberger Berman,we are taking steps to ensure that our own computer systems are compliant with the Euro issue and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies whose securities are owned by the portfolio will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion,which could disrupt portfolio operations and investments if problems arise, has been adequately addressed until the conversion is completed.

                           8 Mid-Cap Growth Portfolio

FOR ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you 'd like further details on this portfolio, you can request a free copy of the following documents:

Shareholder Reports -- Published twice a year, the shareholder reports offer information about the portfolio's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions

o   fund performance data and financial statements

o   complete portfolio holdings

Statement of Additional Information -- The SAI contains more comprehensive information on this portfolio, including:

o   various types of securities and practices, and their risks

o   investment limitations and additional policies

o   information about the portfolio's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of this prospectus.


Investment manager:

Neuberger Berman Management Inc.

Sub-adviser:

Neuberger Berman,LLC


[SIDE BAR]

Obtaining Information

You can obtain a shareholder report, SAI, and other information from:

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180

800.877.9700
212.476.8800

Web site:
www.nbfunds.com

Email:
questions@nbfunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. They are also available from the Edgar database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.


NEUBERGER BERMAN

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180                                 A0069 05/01
                                                        SEC file number 811-4225

                                                                NEUBERGER BERMAN

Neuberger Berman

Advisers Management Trust
--------------------------------------------------------------------------------

International Portfolio Prospectus May 1,2001

THIS PORTFOLIO:

o is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts

o   is designed for investors with long-term goals in mind

o offers you the opportunity to participate in financial markets through a professionally managed stock portfolio

o carries certain risks, including the risk that you could lose money if portfolio shares are worth less than what you paid

o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

Portfolio Management

All of the Neuberger Berman Advisers Management Trust Portfolios are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

Risk Information

In certain cases, the investments for the portfolios of Neuberger Berman Advisers Management Trust are managed by the same individuals who manage one or more other Neuberger Berman mutual funds that have similar names, objectives, and investment styles as a portfolio. You should be aware that the portfolios are likely to differ from these other mutual funds in size, cash flow pattern, and tax matters. Accordingly, the holdings and performance of these portfolios can be expected to vary from those of the other mutual funds.

This prospectus discusses principal risks of investment in portfolio shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract, you should also read the contract's prospectus.

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Neuberger Berman name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. (copyright)2001 Neuberger Berman Management Inc.


[SIDE BAR]

CONTENTS

The Portfolio

International Portfolio ...................................  2

Your Investment

Buying and Selling Portfolio Shares .......................  5

Share Prices ..............................................  5

Portfolio Structure .......................................  6

Distributions and Taxes ...................................  6

Neuberger Berman Advisers Management Trust

International Portfolio
--------------------------------------------------------------------------------

"In identifying attractive stocks from among the many thousands currently available outside the U.S., it's important to have a clear strategy. This portfolio uses a combination of growth and value criteria, while also considering larger scale economic factors."


GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks long-term growth of capital by investing primarily in common stocks of foreign companies.

To pursue this goal, the portfolio invests mainly in foreign companies of any size, including companies in developed and emerging industrialized markets. The portfolio defines a foreign company as one that is organized outside of the United States and conducts the majority of its business abroad.

The portfolio seeks to reduce risk by diversifying among many industries. Although it has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain well-diversified across countries and geographical regions.

In picking stocks, the manager looks for well-managed companies that show potential for above-average growth or whose stock prices are believed to be undervalued. Factors in identifying these firms may include strong fundamentals, such as attractive cash flows and balance sheets, as well as prices that are reasonable in light of projected earnings growth. The manager also considers the outlooks for various countries and regions around the world, examining economic, market, social, and political conditions.

When a stock no longer meets the portfolio's investment criteria, the manager may sell it.

The portfolio has the ability to change its goal without shareholder approval, although it does not currently intend to do so.


[SIDE BAR]

Foreign Stocks

There are many promising opportunities for investment outside the U.S. These foreign markets often respond to different factors, and therefore tend to follow cycles that are different from each other.

For this reason, many investors put a portion of their portfolio in foreign investments as a way of gaining further diversification. While foreign stock markets can be risky, investors gain an opportunity to add potential long-term growth.

Growth vs. Value Investing

Value investors seek stocks trading at below average market prices based on earnings, book value or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.


                            2 International Portfolio

MAIN RISKS
--------------------------------------------------------------------------------

Most of the portfolio's performance depends on what happens in international stock markets. The behavior of these markets is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, sometimes sharply, and you could lose money.

Foreign stocks are riskier than comparable U.S. stocks. This is in part because foreign markets are less developed and foreign governments, economies, laws, tax codes and securities firms may be less stable. There is also a higher chance that key information will be unavailable, incomplete, or inaccurate. As a result, foreign stocks can fluctuate more widely in price than comparable U.S. stocks, and they may also be less liquid. These risks are generally greater in emerging markets. Over a given period of time, foreign stocks may underperform U.S. stocks -- sometimes for years. The portfolio could also underperform if the manager invests in countries or regions whose economic performance falls short.

Changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could erase investment gains or add to investment losses.

To the extent that the portfolio invests in a type of stock, it takes on the risks associated with that type. Growth stocks may suffer more than value stocks during market downturns, while value stocks may remain undervalued. Mid-and small-cap stocks tend to be less liquid and more volatile than large-cap stocks. Any type of stock may underperform any other during a given period.


[SIDE BAR]

Other Risks

The portfolio may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. The portfolio may use derivatives for hedging and for speculation. Hedging could reduce the portfolio's losses from currency fluctuations, but could also reduce its gains. A derivative instrument could fail to perform as expected. Any speculative investment could cause a loss for the portfolio.

When the portfolio anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the portfolio avoid losses but may mean lost opportunities.

                            3 International Portfolio

PERFORMANCE OF A
SIMILAR FUND
--------------------------------------------------------------------------------

Because the portfolio had not commenced investment operations as of December 31, 2000, it does not have performance to report in this prospectus.

However, the portfolio has an investment objective, policies, limitations, and strategies substantially similar to those of, and the same portfolio manager as, another mutual fund managed by Neuberger Berman Management called the Neuberger Berman International Fund. The following table shows average annual total returns for the Investor Class Shares of the Neuberger Berman International Fund, assuming reinvestment of all distributions, as well as the EAFE Index, which is pertinent to the Neuberger Berman International Fund. This performance information does not reflect insurance product expenses.

AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/00
--------------------------------------------------------------------------------
                                                                         Since
                                                                       Inception
                                                     1 Year  5 Years   (6/15/94)
--------------------------------------------------------------------------------

Neuberger Berman International Fund--Investor Class  -24.36   12.05     10.22
EAFE Index                                           -13.96    7.43      7.31

The EAFE is an unmanaged index of stocks from Europe, Australasia, and the Far East.

The performance of Neuberger Berman International Fund reflects that fund's expense ratio, and does not reflect any expenses or charges that apply to variable contracts. The estimated expense ratio of the portfolio is higher than the expense ratio of the Neuberger Berman International Fund. Therefore, if the estimated expense ratio of the portfolio had been factored into this presentation, performance would be lower. In addition, insurance expenses and charges would reduce performance. Although the objective, policies, limitations and strategies of the portfolio are substantially similar to that of the Neuberger Berman International Fund, the portfolio is a distinct mutual fund and may have different investment returns, portfolio holdings, and risk/return characteristics than Neuberger Berman International Fund. The historical performance of Neuberger Berman International Fund is not indicative of future performance of the portfolio.

This performance representation relies on data supplied by Neuberger Berman Management or derived by Neuberger Berman Management from statistical services, reports or other sources it believes to be reliable.


[SIDE BAR]

Management

Valerie Chang is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. In 1996 she joined the firm and became assistant manager of the portfolio. She began her career in 1990 in banking, and from 1995 to 1996 was a senior securities analyst at another firm.

Benjamin E. Segal is a Vice President of Neuberger Berman Management and a Vice President of Neuberger Berman, LLC and Co-Manager of the portfolio since December 2000. He was an assistant portfolio manager at another firm from 1997 to 1998. Prior to 1997, he held positions in international finance and consulting.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services.

The portfolio pays the following fees to Neuberger Berman Management, all expressed as a percentage of the portfolio's average daily net assets: for investment management, 0.85% of the first $250 million; 0.825% of the next $250 million; 0.80% of the next $250 million; 0.775% of the next $250 million; 0.75% of the next $500 million; and 0.725% on assets over $1.5 billion; and 0.30% for administration. The portfolio's management agreements are written contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's expenses when certain annual operating expenses of the portfolio exceed the agreed-upon limit. See the Statement of Additional Information for more details.


                            4 International Portfolio

Neuberger Berman Advisers Management Trust

Your Investment
--------------------------------------------------------------------------------

BUYING AND SELLING
PORTFOLIO SHARES
--------------------------------------------------------------------------------

The portfolio described in this prospectus is designed for use with certain variable insurance contracts. Because shares of the portfolio are held by the insurance companies involved, you will need to follow the instructions provided by your insurance company for matters involving allocations to this portfolio.

Under certain circumstances, the portfolio reserves the right to:

o    suspend the offering of shares

o    reject any investment order

o satisfy an order to sell portfolio shares with securities rather than cash, for certain very large orders

o suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Because the portfolio is offered to different insurance companies and for different types of variable contracts -- annuities and life insurance, groups with different interests will share the portfolio. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons,the trustees of the portfolio watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts might be compelled to withdraw its investment in the portfolio. While this might resolve the conflict, it also might force the portfolio to sell securities at disadvantageous prices.

SHARE PRICES
--------------------------------------------------------------------------------

When you buy and sell shares of the portfolio,the share price is the portfolio's net asset value per share.

The portfolio is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; portfolio shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company to find out by what time your transaction request must be received in order to be processed the same day. The portfolio normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your insurance company accepts transaction requests, it's possible that the portfolio's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the portfolio could change on days when you can't buy or sell portfolio shares. The portfolio's share price, however, will not change until the next time it is calculated.

[SIDE BAR]

Share Price Calculations

The portfolio's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the portfolio's securities changes every day, the share price usually changes as well.

The portfolio values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market makers. The portfolio may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In rare cases, events that occur after markets have closed may render certain prices unreliable. When the portfolio believes a market price does not reflect a security's true value, the portfolio may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The portfolio may also use these methods to value certain types of illiquid securities.

                            5 International Portfolio

PORTFOLIO STRUCTURE
--------------------------------------------------------------------------------

While Neuberger Berman Management and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the portfolio, there may be certain differences between the portfolio and these other funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.


DISTRIBUTION AND TAXES
--------------------------------------------------------------------------------

The information below is only a summary of some of the important Federal tax considerations generally affecting the portfolio and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- The portfolio pays out to shareholders of record any net income and net capital gains. Ordinarily, the portfolio makes distributions once a year (in February). All dividends and other distributions received by shareholders of record are automatically reinvested in portfolio shares.

How distributions and transactions are taxed -- Dividends and other distributions made by the portfolio, as well as transactions in portfolio shares, are taxable, if at all, to the extent described in your variable contract prospectus. Consult it for more information.


[SIDE BAR]

Insurance Expenses

The fees and policies outlined in this prospectus are set by the portfolio and by Neuberger Berman Management. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract; for those fees, you will need to see the prospectus for your variable contract.

Distribution and Services

The portfolio has a non-fee distribution plan that recognizes that Neuberger Berman Management may use its own resources, including profits that derive from administration fees paid by the portfolio, to pay expenses associated with the distribution of portfolio shares.

Neuberger Berman Management may also pay insurance companies for services they provide to current and prospective variable contract owners, such as providing information about the portfolio and delivering portfolio documents, among other services.

Neuberger Berman Management does not receive any separate fees from the portfolio for making these payments.

                           6 International Portfolio

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Other tax-related considerations -- In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the portfolio. Because the portfolio is offered through certain variable insurance contracts, it is subject to special diversification standards beyond those that normally apply to mutual funds. If the underlying assets of the portfolio fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the portfolio could generate a current tax liability.

The managers of the portfolio's assets intend to comply with the special diversification requirements. It is possible that their attempts to comply may at times call for decisions that would somewhat reduce investment performance.


[SIDE BAR]

Conversion to the Euro

Like other mutual funds,the portfolio could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

At Neuberger Berman,we are taking steps to ensure that our own computer systems are compliant with the Euro issue and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies whose securities are owned by the portfolio will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion,which could disrupt portfolio operations and investments if problems arise, has been adequately addressed until the conversion is completed.

                            7 International Portfolio

FOR ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you 'd like further details on this portfolio, you can request a free copy of the following documents:

Shareholder Reports -- Published twice a year, the shareholder reports offer information about the portfolio's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions

o   fund performance data and financial statements

o   complete portfolio holdings

Statement of Additional Information -- The SAI contains more comprehensive information on this portfolio, including:

o   various types of securities and practices, and their risks

o   investment limitations and additional policies

o   information about the portfolio's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of this prospectus.


Investment manager:

Neuberger Berman Management Inc.

Sub-adviser:

Neuberger Berman, LLC


[SIDE BAR]

Obtaining Information

You can obtain a shareholder report, SAI, and other information from:

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180

800.877.9700
212.476.8800

Web site:
www.nbfunds.com

Email:
questions@nbfunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. They are also available from the Edgar database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.


NEUBERGER BERMAN

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180                                 A0070 05/01
                                                        SEC file number 811-4225

                                                                NEUBERGER BERMAN

Neuberger Berman

Advisers Management Trust
--------------------------------------------------------------------------------

Limited Maturity Bond Portfolio Prospectus May 1,2001

THIS PORTFOLIO:

o is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts

o   is designed for investors with long-term goals in mind

o offers you the opportunity to participate in financial markets through a professionally managed bond portfolio

o carries certain risks, including the risk that you could lose money if portfolio shares are worth less than what you paid

o is mutual fund, not bank deposit, and is not guaranteed or insured by the FDIC or any other government agency

Portfolio Management

All of the Neuberger Berman Advisers Management Trust Portfolios are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

Risk Information

In certain cases, the investments for the portfolios of Neuberger Berman Advisers Management Trust are managed by the same individuals who manage one or more other Neuberger Berman mutual funds that have similar names, objectives, and investment styles as a portfolio. You should be aware that the portfolios are likely to differ from these other mutual funds in size, cash flow pattern, and tax matters. Accordingly, the holdings and performance of these portfolios can be expected to vary from those of the other mutual funds.

This prospectus discusses principal risks of investment in portfolio shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract, you should also read the contract's prospectus.

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Neuberger Berman name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. (copyright)2001 Neuberger Berman Management Inc.


[SIDE BAR]

CONTENTS

The Portfolio

Limited Maturity Bond Portfolio ...........................  2

Your Investment

Buying and Selling Portfolio Shares .......................  6

Share Prices ..............................................  6

Portfolio Structure .......................................  7

Distributions and Taxes ...................................  7

Neuberger Berman Advisers Management Trust

Limited Maturity Bond Portfolio
--------------------------------------------------------------------------------

"Historically, limited maturity portfolios have been able to deliver much of the yield available in the investment-grade bond market while offering reduced share price fluctuation. With this in mind, we strive to manage the portfolio with an emphasis on yield and risk management."


GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

To pursue these goals, the portfolio invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset-backed securities. To enhance yield and add diversification, the portfolio may invest up to 10% of net assets in securities that are below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard and Poor's or, if unrated by either of these, are believed by the managers to be of comparable quality. When the managers believe there are attractive opportunities in foreign markets, the portfolio may also invest in foreign debt securities to enhance yield and/or total return.

The portfolio seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of four years or less.

The managers monitor national trends in the corporate and government securities markets, as well as a range of economic and financial factors. The managers look for securities that appear underpriced compared to securities of similar structure and credit quality, and securities that appear likely to have their credit ratings raised. In choosing lower-rated securities, the managers look for bonds from issuers whose financial health appears comparatively strong but that are smaller or less well known to investors.


[SIDE BAR]

Duration

Duration is a measurement of a bond investment's sensitivity to changes in interest rates. Typically, with a 1% change in interest rates, an investment's value may be expected to move in the opposite direction approximately 1% for each year of its duration.

Bond Ratings

Most large issuers obtain ratings for their bonds from one or more independent rating agencies, although many bonds of all quality levels remain unrated.

Bonds in the top four categories of credit quality are considered investment grade. Bonds in the fifth or sixth category (BB/Ba or B) are called lower-rated, or non-investment- grade. Many of these "junk bonds" are actually issued by reputable companies, and offer attractive yields.


                        2 Limited Maturity Bond Portfolio

MAIN RISKS
--------------------------------------------------------------------------------

Most of the portfolio's performance depends on what happens in the investment-grade bond market. The value of your investment will rise and fall, and you could lose money.

The portfolio's yield and total return will change with interest rate movements. When interest rates rise, the portfolio's share price will typically fall. The portfolio's sensitivity to this risk will increase with any increase in the portfolio's duration.

A downgrade or default affecting any of the portfolio's securities would affect the portfolio's performance. Performance could also be affected if unexpected interest rate trends cause the portfolio's mortgage- or asset-backed securities to be paid off substantially earlier or later than expected.

Foreign securities could add to the ups and downs of the portfolio's share price, because foreign markets tend to be more volatile and currency exchange rates fluctuate.

Over time, the portfolio may produce a lower return than stock investments and less conservative bond investments. Although the portfolio's average return has outpaced inflation over the long term, it may not always do so.

Due to the portfolio's limited duration and the need to sometimes change allocation among sectors, the portfolio may have a high turnover rate, which can mean increased transaction costs.


[SIDE BAR]

Other Risks

The portfolio may use certain practices and securities involving additional risks.

The use of certain derivatives to hedge interest rate risk or produce income could affect portfolio performance if the derivatives do not perform as expected.

When the portfolio anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term debt instruments. This could help the portfolio avoid losses but may mean lost opportunities.

                        3 Limited Maturity Bond Portfolio

PERFORMANCE
--------------------------------------------------------------------------------

The charts below provide an indication of the risks of investing in the portfolio. The bar chart shows how the portfolio's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results. This performance information does not reflect insurance product expenses.

YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------------------------------------------------

                        1991            11.34
                        1992             5.18
                        1993             6.63
                        1994            -0.15
                        1995            10.93
                        1996             4.31
                        1997             6.74
                        1998             4.39
                        1999             1.48
                        2000             6.78

Best quarter: Q4'91, up 4.22% Worst quarter: Q1'94, down 1.08%
Year-to-date performance as of 3/31/01: up 3.53%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/00
--------------------------------------------------------------------------------
                                                  1 Year    5 Years    10 Years
Limited Maturity Bond Portfolio                    6.78       4.72       5.71
Merrill Lynch 1-3 Year Treasury Index              7.99       5.92       6.42

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index of U.S. Treasuries with maturities between 1 and 3 years.


[SIDE BAR]

Performance Measures

The information on this page provides different measures of the portfolio's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the portfolio.

The table compares the portfolio's returns to those of a broad-based market index. The portfolio's performance figures include all of its expenses; the index does not include costs of investment.

To obtain the portfolio's current yield, call 800.877.9700. The current yield is the portfolio's net income over a recent 30-day period expressed as an annual rate of return.

                        4 Limited Maturity Bond Portfolio

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Year Ended December 31,                                         1996    1997    1998    1999    2000
-----------------------------------------------------------------------------------------------------
Per-share data ($)

Data have been computed based on the average number of shares outstanding throughout each year indicated. You can see what the portfolio earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV) at beginning of year                  14.71   14.05   14.12   13.82   13.24
Plus:   Income (loss) from investment operations
        Net investment income                                    0.92    0.88    0.80    0.77    0.77
        Net gains/losses-- realized and unrealized              (0.34)   0.02   (0.21)  (0.58)   0.07
        Subtotal: income (loss) from investment operations       0.58    0.90    0.59    0.19    0.84
Minus:  Distributions to shareholders
        Income dividends                                         1.24    0.83    0.89    0.77    0.89
        Subtotal: distributions to shareholders                  1.24    0.83    0.89    0.77    0.89
                                                                -----   -----   -----   -----   -----
Equals: Share price (NAV) at end of year                        14.05   14.12   13.82   13.24   13.19

Ratios (% of average net assets)

The ratios show the portfolio's expenses and net investment income, as they actually are as well as how they would have been if certain expense offset arrangements had not been in effect.

Net expenses -- actual                                           0.78    0.77    0.76    0.76    0.76
Expenses(1)                                                      0.78    0.77    0.76    0.76    0.76
Net investment income -- actual                                  6.01    6.27    5.83    5.81    5.93

Other data

Total return shows how an investment in the portfolio would have performed over each period, assuming all distributions were reinvested. The turnover rate reflects how actively the portfolio bought and sold securities.

Total return(2) (%)                                              4.31    6.74    4.39    1.48    6.78
Net assets at end of year ($ x 1,000,000)                       256.9   251.1   277.3   248.4   214.4
Portfolio turnover rate (%)                                       132      86      44     139     109

The figures above have been audited by Ernst & Young LLP, the portfolio's independent auditors. Their report, and full financial statements, appear in the portfolio's most recent annual report (see back cover).

(1) Shows what expenses would have been if there had been no expense offset arrangements.
(2) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies.


[SIDE BAR]

Management

Theodore P. Giuliano, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the portfolio since its inception.

Catherine Waterworth is a Vice President of Neuberger Berman Management and Neuberger Berman, LLC. She has co-managed the portfolio since joining the firm in December 1998. From 1995-98 she was a managing director of high grade fixed income at a major investment firm.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 12/31/00, the management/administration fees paid to Neuberger Berman Management were 0.65% of average daily net assets.

The portfolio's management agreements are contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's annual operating expenses when certain expenses exceed a specified limit. See the Statement of Additional Information for more details.


                        5 Limited Maturity Bond Portfolio

Neuberger Berman Advisers Management Trust

Your Investment
--------------------------------------------------------------------------------

BUYING AND SELLING
PORTFOLIO SHARES
--------------------------------------------------------------------------------

The portfolio described in this prospectus is designed for use with certain variable insurance contracts. Because shares of the portfolio are held by the insurance companies involved, you will need to follow the instructions provided by your insurance company for matters involving allocations to this portfolio.

Under certain circumstances, the portfolio reserves the right to:

o    suspend the offering of shares

o    reject any investment order

o satisfy an order to sell portfolio shares with securities rather than cash, for certain very large orders

o suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Because the portfolio is offered to different insurance companies and for different types of variable contracts -- annuities and life insurance, groups with different interests will share the portfolio. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons,the trustees of the portfolio watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts might be compelled to withdraw its investment in the portfolio. While this might resolve the conflict, it also might force the portfolio to sell securities at disadvantageous prices.

SHARE PRICES
--------------------------------------------------------------------------------

When you buy and sell shares of the portfolio,the share price is the portfolio's net asset value per share.

The portfolio is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; portfolio shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company to find out by what time your transaction request must be received in order to be processed the same day. The portfolio normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your insurance company accepts transaction requests, it's possible that the portfolio's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the portfolio could change on days when you can't buy or sell portfolio shares. The portfolio's share price, however, will not change until the next time it is calculated.

[SIDE BAR]

Share Price Calculations

The portfolio's share price is the total value of its assets minus its liabilities, divided by the total number of shares. Because the value of the portfolio's securities changes every day, the share price usually changes as well.

The portfolio values equity securities by using market prices, and values debt securities using bid quotations from independent pricing services or principal market makers. The portfolio may value short-term securities with remaining maturities of less than 60 days at cost; these values, when combined with interest earned, approximate market value.

In rare cases, events that occur after markets have closed may render certain prices unreliable. When the portfolio believes a market price does not reflect a security's true value, the portfolio may substitute for the market price a fair-value estimate derived through methods approved by its trustees. The portfolio may also use these methods to value certain types of illiquid securities.

                        6 Limited Maturity Bond Portfolio

PORTFOLIO STRUCTURE
--------------------------------------------------------------------------------

Prior to May 1, 2000, the portfolio invested through a two-tier master/feeder structure. Rather than investing directly in securities, the portfolio invested all of its assets in another fund that served as a "master series." The master series, in turn, invested in securities.

Effective May 1, 2000, the portfolio converted to a conventional one-tier structure. The portfolio redeemed its investment in its master series in return for delivery of the series' securities, at current net asset value, subject to the liabilities of the master series. Accordingly, the portfolio received the investment securities of its master series and will continue to hold securities directly.

While Neuberger Berman Management and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the portfolio, there may be certain differences between the portfolio and these other funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.


DISTRIBUTION AND TAXES
--------------------------------------------------------------------------------

The information below is only a summary of some of the important Federal tax considerations generally affecting the portfolio and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- The portfolio pays out to shareholders of record any net income and net capital gains. Ordinarily, the portfolio makes distributions once a year (in February). All dividends and other distributions received by shareholders of record are automatically reinvested in portfolio shares.

How distributions and transactions are taxed -- Dividends and other distributions made by the portfolio, as well as transactions in portfolio shares, are taxable, if at all, to the extent described in your variable contract prospectus. Consult it for more information.


[SIDE BAR]

Insurance Expenses

The fees and policies outlined in this prospectus are set by the portfolio and by Neuberger Berman Management. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract; for those fees, you will need to see the prospectus for your variable contract.

Distribution and Services

The portfolio has a non-fee distribution plan that recognizes that Neuberger Berman Management may use its own resources, including profits that derive from administration fees paid by the portfolio, to pay expenses associated with the distribution of portfolio shares.

Neuberger Berman Management may also pay insurance companies for services they provide to current and prospective variable contract owners, such as providing information about the portfolio and delivering portfolio documents, among other services.

Neuberger Berman Management does not receive any separate fees from the portfolio for making these payments.

                        7 Limited Maturity Bond Portfolio

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Other tax-related considerations -- In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the portfolio. Because the portfolio is offered through certain variable insurance contracts, it is subject to special diversification standards beyond those that normally apply to mutual funds. If the underlying assets of the portfolio fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the portfolio could generate a current tax liability.

The managers of the portfolio's assets intend to comply with the special diversification requirements. It is possible that their attempts to comply may at times call for decisions that would somewhat reduce investment performance.


[SIDE BAR]

Conversion to the Euro

Like other mutual funds,the portfolio could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

At Neuberger Berman,we are taking steps to ensure that our own computer systems are compliant with the Euro issue and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies whose securities are owned by the portfolio will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion,which could disrupt portfolio operations and investments if problems arise, has been adequately addressed until the conversion is completed.

                        8 Limited Maturity Bond Portfolio

FOR ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you 'd like further details on this portfolio, you can request a free copy of the following documents:

Shareholder Reports -- Published twice a year, the shareholder reports offer information about the portfolio's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions

o   fund performance data and financial statements

o   complete portfolio holdings

Statement of Additional Information -- The SAI contains more comprehensive information on this portfolio, including:

o   various types of securities and practices, and their risks

o   investment limitations and additional policies

o   information about the portfolio's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of this prospectus.


Investment manager:

Neuberger Berman Management Inc.

Sub-adviser:

Neuberger Berman, LLC


[SIDE BAR]

Obtaining Information

You can obtain a shareholder report, SAI, and other information from:

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180

800.877.9700
212.476.8800

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. They are also available from the Edgar database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.


NEUBERGER BERMAN

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180                                 A0061  05/01
                                                        SEC file number 811-4225

                                                                NEUBERGER BERMAN
Neuberger Berman

Advisers Management Trust
--------------------------------------------------------------------------------

Liquid Asset Portfolio Prospectus May 1,2001

THIS PORTFOLIO:

o is offered to life insurance companies to serve as an investment vehicle under their variable annuity and variable life insurance contracts

o   is designed for investors with long-term goals in mind

o offers you the opportunity to participate in financial markets through a professionally managed money market portfolio

o carries certain risks,including the risk that you could lose money if portfolio shares are worth less than what you paid

o is a mutual fund, not a bank deposit, and is not guaranteed or insured by the FDIC or any other government agency


Portfolio Management

All of the Neuberger Berman Advisers Management Trust Portfolios are managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage more than $55.5 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.

Risk Information

In certain cases, the investments for the portfolios of Neuberger Berman Advisers Management Trust are managed by the same individuals who manage one or more other Neuberger Berman mutual funds that have similar names, objectives, and investment styles as a portfolio. You should be aware that the portfolios are likely to differ from these other mutual funds in size, cash flow pattern, and tax matters. Accordingly, the holdings and performance of these portfolios can be expected to vary from those of the other mutual funds.

This prospectus discusses principal risks of investment in portfolio shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover). If you are buying a variable contract, you should also read the contract's prospectus.

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Neuberger Berman name and logo are service marks of Neuberger
Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. (copyright)2001 Neuberger Berman Management Inc.


[SIDE BAR]

CONTENTS


The Portfolio

Liquid Asset Portfolio ....................................  2

Your Investment

Buying and Selling Portfolio Shares .......................  6

Share Prices ..............................................  6

Portfolio Structure .......................................  7

Distributions and Taxes ...................................  7

Neuberger Berman Advisers Management Trust

Liquid Asset Portfolio
--------------------------------------------------------------------------------

"In managing this portfolio we focus on the three main goals investors look for in a money market investment: liquidity, stability and high current income. At the same time, we seek to maintain high standards for credit quality, in some cases higher than required by law."

GOAL & STRATEGY
--------------------------------------------------------------------------------

The portfolio seeks the highest available current income consistent with safety and liquidity.

To pursue this goal, the portfolio invests in high quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The portfolio may invest significantly in commercial paper, and may invest more than 25% of total assets in CDs and similar time deposits and banker's acceptances issued by U.S. banks. The portfolio may invest to a lesser extent in securities issued by banks that do not represent deposits. The portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

The portfolio also may invest in the securities of other investment companies, corporate bonds, variable and floating rate instruments and repurchase agreements. With respect to one-third of its total assets (including the value of any loan collateral), the fund may engage in reverse repurchase agreements and securities lending, and may invest the proceeds. (To reduce risk, the portfolio does not intend to invest the proceeds of any reverse repurchase agreement in instruments having a maturity longer than the agreement.)

The managers monitor a range of economic and financial factors, in order to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risk. Based on their analysis, the managers invest the portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the portfolio's credit quality policies or jeopardizing the stability of its share price.


[SIDE BAR]

Money Market Funds

Money market funds are subject to federal regulations designed to help maintain liquidity and a stable share price. The regulations set strict standards for credit quality and maturity (397 days or less for individual securities, 90 days or less on average for the portfolio overall).

The regulations also require money market funds to limit investments to the top two rating categories of credit quality. This portfolio typically exceeds this requirement by investing only in top-tier securities.

                            2 Liquid Asset Portfolio

MAIN RISKS
--------------------------------------------------------------------------------

Most of the portfolio's performance depends on interest rates. When interest rates fall, the portfolio's yields will typically fall as well. The portfolio's emphasis on securities in the first tier of credit quality may mean that its yields are somewhat lower than those available from certain other money market mutual funds. Over time, the portfolio may produce a lower return than bond or stock investments. Although the portfolio's average yield has outpaced inflation over the long term, it may not always do so. Despite its emphasis on first-tier securities, the portfolio is subject to some credit risk. This is the risk that issuers may fail, or become less able to make payments when due.

Because the portfolio may invest more than 25% of total assets in securities issued by U.S. banks, its performance could be affected by factors influencing the health of the banking industry. These may include economic trends, industry competition and governmental actions, as well as factors affecting the financial stability of borrowers. The bank securities in which the portfolio may invest typically are not insured by the federal government. Securities that do not represent deposits have lower priority in the bank's capital structure than those that do.

Reverse repurchase agreements and securities lending could create leverage, which would amplify gains or losses. Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the fund to some risk.


[SIDE BAR]

Other Risks

Although the portfolio has maintained a stable share price since its inception, the share price could fluctuate, meaning that there is a chance that you could lose money by investing in the portfolio.

While the portfolio may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the portfolio itself.


                            3 Liquid Asset Portfolio

PERFORMANCE
--------------------------------------------------------------------------------

The charts below provide an indication of the risks of investing in the portfolio. The bar chart shows how the portfolio's performance has varied from one year to another. The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results. This performance information does not reflect insurance product expenses.


YEAR-BY-YEAR % RETURNS as of 12/31 each year
--------------------------------------------------------------------------------

                        1991            5.61
                        1992            3.25
                        1993            2.43
                        1994            3.46
                        1995            5.04
                        1996            4.52
                        1997            4.71
                        1998            4.66
                        1999            4.27
                        2000            5.63

Best quarter: Q1'91, up 1.58% Worst quarter: Q2'93, up 0.56%
Year-to-date performance as of 3/31/01: up 1.26%


AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/00
--------------------------------------------------------------------------------
                                                    1 Year   5 Years   10 Years
--------------------------------------------------------------------------------

Liquid Asset Portfolio                                5.63     4.76      4.35


[SIDE BAR]

Performance Measures

The information on this page provides different measures of the portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the portfolio, and include all portfolio expenses.

To obtain the portfolio's current yield, call 800.366.6264. The current yield is the portfolio's net income over a recent seven-day period expressed as an annual rate of return.

                            4 Liquid Asset Portfolio

FINANCIAL HIGHLISHTS
--------------------------------------------------------------------------------

Year Ended December 31,                                   1996       1997    1998    1999    2000
---------------------------------------------------------------------------------------------------
Per-share data ($)

Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.

        Share price (NAV)at beginning of year            1.0000     0.9999  0.9999  0.9999  0.9999
Plus:   Income from investment operations
        Net investment income                            0.0443     0.0461  0.0456  0.0419  0.0549
        Net gains/losses                                (0.0001)(1)     --      --      --      --
        Subtotal: income from investment operations      0.0442     0.0461  0.0456  0.0419  0.0549
Minus:  Distributions to shareholders
        Income dividends                                 0.0443     0.0461  0.0456  0.0419  0.0549
        Subtotal: distributions to shareholders          0.0443     0.0461  0.0456  0.0419  0.0549
                                                         -----------------------------------------
Equals: Share price (NAV)at end of year                  0.9999     0.9999  0.9999  0.9999  0.9999

--------------------------------------------------------------------------------
Ratios (%of average net assets)

The ratios show the portfolio's expenses and net investment income, as they actually are as well as how they would have been if certain expense reimbursement and offset arrangements had not been in effect.

Net expenses -- actual                                   1.00       1.00    1.00    1.00    0.89
Gross Expenses(2)                                        1.21       1.12    1.14    1.09      --
Expenses(3)                                              1.01       1.01    1.01    1.01    0.89
Net investment income -- actual                          4.44       4.61    4.56    4.21    5.48

--------------------------------------------------------------------------------
Other data

Total return shows how an investment in the portfolio would have performed over each period, assuming all distributions were reinvested.

Total returns(5)(%)                                      4.52(4)    4.71(4) 4.66(4) 4.27(4) 5.63
Net assets at end of year ($ x 1,000,000)                13.5       13.4    14.8    25.8    24.8

The figures above have been audited by Ernst & Young LLP, the portfolio's independent auditors. Their report, and full financial statements, appear in the portfolio's most recent annual report (see back cover).

----------
(1) May not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of portfolio shares.
(2) Shows what this ratio would have been if there had been no expense reimbursement.
(3) Shows what expenses would have been if there had been no expense offset arrangements.
(4) Would have been lower if Neuberger Berman Management had not reimbursed certain expenses.
(5) Does not reflect charges and other expenses that apply to the separate account or the related insurance policies.


[SIDE BAR]

Management

Theodore P. Giuliano, a Vice President and Director of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC, is the manager of the Fixed Income Group of Neuberger Berman, which he helped establish in 1984. He has co-managed the portfolio since its inception.

Josephine Mahaney is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC. She joined the firm in 1976 and has co-managed the portfolio since 1992.

Neuberger Berman Management is the portfolio's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For the 12 months ended 12/31/00, the management/administration fees paid to Neuberger Berman Management were 0.65% of average daily net assets.

The portfolio's management agreements are contracts and may be altered under certain circumstances. Neuberger Berman Management has agreed to limit the portfolio's annual operating expenses when certain expenses exceed a specified limit. See the Statement of Additional Information for more details.

                            5 Liquid Asset Portfolio

Neuberger Berman Advisers Management Trust

Your Investment
--------------------------------------------------------------------------------

BUYING AND SELLING
PORTFOLIO SHARES
--------------------------------------------------------------------------------

The portfolio described in this prospectus is designed for use with certain variable insurance contracts.Because shares of the portfolio are held by the insurance companies involved, you will need to follow the instructions provided by your insurance company for matters involving allocations to this portfolio. Under certain circumstances, the portfolio reserves the right to:

o    suspend the offering of shares

o    reject any investment order

o satisfy an order to sell portfolio shares with securities rather than cash, for certain very large orders

o suspend or postpone the redemption of shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

Because the portfolio is offered to different insurance companies and for different types of variable contracts -- annuities and life insurance, groups with different interests will share the portfolio. Due to differences of tax treatment and other considerations among these shareholders, it is possible (although not likely) that the interests of the shareholders might sometimes be in conflict. For these reasons,the trustees of the portfolio watch for the existence of any material irreconcilable conflicts and will determine what action, if any, should be taken in the event of a conflict. If there is a conflict, it is possible that to resolve it, one or more insurance company separate accounts might be compelled to withdraw its investment in the portfolio. While this might resolve the conflict, it also might force the portfolio to sell securities at disadvantageous prices.

SHARE PRICES
--------------------------------------------------------------------------------

When you buy and sell shares of the portfolio, the share price is the portfolio's net asset value per share.

The portfolio is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; portfolio shares will not be priced on those days. In general, every buy or sell request you place will go through at the next share price to be calculated after your request has been accepted; check with your insurance company to find out by what time your transaction request must be received in order to be processed the same day. The portfolio normally calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. Depending on when your insurance company accepts transaction requests, it's possible that the portfolio's share price could change on days when you are unable to buy or sell shares. Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the portfolio could change on days when you can't buy or sell portfolio shares. The portfolio's share price, however, will not change until the next time it is calculated.

[SIDE BAR]

Share Price Calculations

The portfolio's share price is the total value of its assets minus its liabilities, divided by the total number of shares. The portfolio seeks to maintain a stable $1.00 share price. Securities in the portfolio are valued using a constant amortization method that is in keeping with the portfolio's efforts to maintain a stable share price.


                            6 Liquid Asset Portfolio

PORTFOLIO STRUCTURE
--------------------------------------------------------------------------------

Prior to May 1, 2000, the portfolio invested through a two-tier master/feeder structure. Rather than investing directly in securities, the portfolio invested all of its assets in another fund that served as a "master series." The master series, in turn, invested in securities.

Effective May 1, 2000, the portfolio converted to a conventional one-tier structure. The portfolio redeemed its investment in its master series in return for delivery of the series' securities, at current net asset value, subject to the liabilities of the master series. Accordingly, the portfolio received the investment securities of its master series and will continue to hold securities directly.

While Neuberger Berman Management and Neuberger Berman, LLC may serve as the adviser or sub-adviser of other mutual funds that have similar names, goals, and strategies as the portfolio, there may be certain differences between the portfolio and these other funds in matters such as size, cash flow patterns and tax matters, among others. As a result, there could also be differences in performance.


DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The information below is only a summary of some of the important Federal tax considerations generally affecting the portfolio and its shareholders; for a more detailed discussion, request a copy of the Statement of Additional Information. Also, you may want to consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions -- The portfolio pays out to shareholders of record any net income and net capital gains. Ordinarily, the portfolio makes distributions once a year (in February). All dividends and other distributions received by shareholders of record are automatically reinvested in portfolio shares.

How distributions and transactions are taxed -- Dividends and other distributions made by the portfolio, as well as transactions in portfolio shares, are taxable, if at all, to the extent described in your variable contract prospectus. Consult it for more information.


[SIDE BAR]

Insurance Expenses

The fees and policies outlined in this prospectus are set by the portfolio and by Neuberger Berman Management. The fee information here does not include the fees and expenses charged by your insurance company under your variable contract; for those fees, you will need to see the prospectus for your variable contract.

Distribution and Services

The portfolio has a non-fee distribution plan that recognizes that Neuberger Berman Management may use its own resources, including profits that derive from administration fees paid by the portfolio, to pay expenses associated with the distribution of portfolio shares.

Neuberger Berman Management may also pay insurance companies for services they provide to current and prospective variable contract owners, such as providing information about the portfolio and delivering portfolio documents, among other services.

Neuberger Berman Management does not receive any separate fees from the portfolio for making these payments.

                            7 Liquid Asset Portfolio

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Other tax-related considerations -- In unusual circumstances, there may be a risk to you of special tax liabilities from an investment in the portfolio. Because the portfolio is offered through certain variable insurance contracts, it is subject to special diversification standards beyond those that normally apply to mutual funds. If the underlying assets of the portfolio fail to meet the special standards, you could be subject to adverse tax consequences -- for example, some of the income earned by the portfolio could generate a current tax liability.

The managers of the portfolio's assets intend to comply with the special diversification requirements. It is possible that their attempts to comply may at times call for decisions that would somewhat reduce investment performance.


[SIDE BAR]

Conversion to the Euro

Like other mutual funds, the portfolio could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.

At Neuberger Berman,we are taking steps to ensure that our own computer systems are compliant with the Euro issue and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies whose securities are owned by the portfolio will be affected by this issue.

At the same time, it is impossible to know whether the ongoing conversion,which could disrupt portfolio operations and investments if problems arise, has been adequately addressed until the conversion is completed.

                            8 Liquid Asset Portfolio

FOR ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

If you 'd like further details on this portfolio, you can request a free copy of the following documents:

Shareholder Reports -- Published twice a year, the shareholder reports offer information about the portfolio's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions

o   fund performance data and financial statements

o   complete portfolio holdings

Statement of Additional Information -- The SAI contains more comprehensive information on this portfolio, including:

o   various types of securities and practices, and their risks

o   investment limitations and additional policies

o   information about the portfolio's management and business structure

The SAI is incorporated by reference into this prospectus, making it legally part of this prospectus.


Investment manager:

Neuberger Berman Management Inc.

Sub-adviser:

Neuberger Berman,LLC


[SIDE BAR]

Obtaining Information

You can obtain a shareholder report, SAI, and other information from:

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180

800.877.9700
212.476.8800

Web site:
www.nbfunds.com

Email:
questions@nbfunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. They are also available from the Edgar database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.


NEUBERGER BERMAN

Neuberger Berman Management Inc.
605 Third Avenue 2nd Floor
New York, NY 10158-0180                                 A0062  05/01
                                                        SEC file number 811-4225

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                Dated May 1, 2001


         The Balanced Portfolio, Growth Portfolio, Guardian Portfolio, International Portfolio, Limited Maturity Bond Portfolio, Regency Portfolio, Liquid Asset Portfolio, Mid-Cap Growth Portfolio, Partners Portfolio and Socially Responsive Portfolio (each a "Portfolio") of Neuberger Berman Advisers Management Trust ("Trust") offer shares pursuant to a Prospectus dated May 1, 2000.

         The Portfolios' Prospectus provides the basic information that an investor should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 1-800-877-9700.

         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

         No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Portfolio or its distributor. The Prospectus and this SAI do not constitute an offering by a Portfolio or its distributor in any jurisdiction in which such offering may not lawfully be made.

         The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the Portfolios named in this SAI are either service marks or registered trademarks of NB Management. (Copyright)2000 Neuberger Berman Management Inc.

**************************

                                TABLE OF CONTENTS

                                                                            Page
                                                                          ----
INVESTMENT INFORMATION.......................................................1

         Investment Policies and Limitations.................................1
         Temporary Defensive Positions.......................................4
         Rating Agencies.....................................................5
         Investment Insight..................................................5
         Additional Investment Information..................................16

PERFORMANCE INFORMATION.....................................................51

TRUSTEES AND OFFICERS.......................................................55

INVESTMENT MANAGEMENT, ADVISORY AND ADMINISTRATION SERVICES.................62

         Expense Limitations................................................64
         Management and Control of NB Management and Neuberger Berman.......66
         Sub-Adviser........................................................66
         Investment Companies Advised.......................................67

DISTRIBUTION ARRANGEMENTS...................................................69

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................70

         Suspension of Redemptions..........................................71
         Redemptions in Kind................................................71

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................71

ADDITIONAL TAX INFORMATION..................................................72

         Taxation of Each Portfolio.........................................72

PORTFOLIO TRANSACTIONS......................................................77

PORTFOLIO TURNOVER..........................................................84

REPORTS TO SHAREHOLDERS.....................................................84

INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND
         OTHER MATTERS......................................................84

CUSTODIAN AND TRANSFER AGENT................................................85

INDEPENDENT AUDITORS........................................................85

LEGAL COUNSEL...............................................................86

REGISTRATION STATEMENT......................................................86

FINANCIAL STATEMENTS........................................................86

APPENDIX A:  RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...............A-1

APPENDIX B:  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST....................B-1

                             INVESTMENT INFORMATION

         Each Portfolio is a separate series of the Trust, a Delaware business trust registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company and organized on May 23, 1994. Each Portfolio seeks its investment objective by investing in accordance with its investment objective and policies. The Portfolios are managed by NB Management.

         Prior to May 1, 2000, the Portfolios invested through a two-tier master/feeder structure. Rather than investing directly in securities, each Portfolio invested all of its assets in another fund that served as a corresponding "master series." All of the master series were separate series of an investment company named Advisers Managers Trust. The master series, in turn, invested in portfolio securities. Effective May 1, 2000, the Portfolios converted to a conventional one-tier structure. Each Portfolio redeemed its investment in its corresponding master series in return for delivery of the series' portfolio securities, at current net asset value, subject to the liabilities of the master series. Accordingly, each Portfolio received the investment securities of its corresponding master series and will continue to hold portfolio securities directly.

         The following information supplements the discussion in the Prospectus of the investment objective, policies and limitations of each Portfolio. Unless otherwise specified, those investment objectives, policies and limitations are not fundamental and may be changed by the trustees of the Trust ("Trustees") without shareholder approval. The fundamental investment objectives, policies and limitations of a Portfolio may not be changed without the approval of the lesser of: (1) 67% of the total units of beneficial interest ("shares") of the Portfolio represented at a meeting at which more than 50% of the outstanding Portfolio shares are represented; or (2) a majority of the outstanding shares of the Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote."

Investment Policies and Limitations

         Each Portfolio has its own fundamental and non-fundamental investment policies and limitations, as discussed below.

         For purposes of the investment limitation on concentration in a particular industry, NB Management determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under a Portfolio's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the quality restrictions of a Portfolio without credit support, the Portfolio treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. The Liquid Asset Portfolio determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act. Also for purposes of the investment limitation on concentration in a particular industry, both mortgage-backed and asset-backed securities are grouped together as a single industry and certificates of deposit ("CD") are interpreted to include similar types of time deposits.

         Except for the limitation on borrowing and, with respect to Limited Maturity Bond Portfolio and Liquid Asset Portfolio, the limitation on illiquid securities, any maximum percentage of securities or assets contained in any investment policy or limitation will not be considered to be exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio. If events subsequent to a transaction result in a Portfolio exceeding the percentage limitation on borrowing, as applicable, or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

         The Portfolios' fundamental investment policies and limitations are as follows:

         1. Borrowing. Each Portfolio may not borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment (except for International Portfolio which may borrow for leveraging or investment) and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2. Commodities. Each Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing futures contracts or options (including options on futures and foreign currencies and forward contracts but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

         For purposes of the limitations on commodities, the Portfolios do not consider foreign currencies or forward contracts to be physical commodities.

         3. Diversification. Each Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

         4. Industry Concentration. Each Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to purchases of (i) securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, or (ii) investments by all Portfolios (except Partners Portfolio and International Portfolio) in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks.

         5. Lending. Each Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities, or (ii) by engaging in repurchase agreements.

         6. Real Estate. Each Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

         7. Senior Securities. Each Portfolio may not issue senior securities, except as permitted under the 1940 Act.

         8. Underwriting. Each Portfolio may not underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

         9. Investment through a Master/Feeder Structure. Notwithstanding any other investment policy, each Portfolio may invest all of its net investable assets (cash, securities and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Portfolio. Currently, the Portfolios do not utilize this policy. Rather, each Portfolio invests directly in securities.

         The following non-fundamental investment policies and limitations apply to all Portfolios unless otherwise indicated.

         1. Borrowing. (All Portfolios except International Portfolio). Each Portfolio may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

         2. Lending. Except for the purchase of debt securities and engaging in repurchase agreements, each Portfolio may not make any loans other than securities loans.

         3. Margin Transactions. Each Portfolio may not purchase securities on margin from brokers or other lenders except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. For all Portfolios (except Liquid Asset Portfolio) margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         4. Illiquid Securities. Each Portfolio may not purchase any security if, as a result, more than 15% (10% in the case of Liquid Asset Portfolio) of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

         5. Investments in Any One Issuer. (International Portfolio). At the close of each quarter of the portfolio's taxable year, (i) no more than 25% of its total assets will be invested in the securities of a single issuer, and (ii) with regard to 50% of its total assets, no more than 5% of its total assets will be invested in the securities of a single issuer. These limitations do not apply to U.S. government securities, as defined for tax purposes, or securities of another regulated investment company.

         (Liquid Asset Portfolio). The Portfolio may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7 under the 1940 Act) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

         6. Foreign Securities. (Guardian, Partners, and Socially Responsive Portfolios). These Portfolios may not invest more than 10% of the value of their total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

         7. Pledging. (Guardian Portfolio). The Portfolio may not pledge or hypothecate any of its assets, except that the Portfolio may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Portfolio to a mutual insurance company of which the Portfolio is a member.

         The other Portfolios are not subject to any restrictions on their ability to pledge or hypothecate assets and may do so in connection with permitted borrowings.

         8. Social Policy. (Socially Responsive Portfolio). The Portfolio may not purchase securities of issuers who derive more than 5% of their total revenue from alcohol, tobacco, gambling or weapons, or that are involved in nuclear power.

         In addition to the preceding non-fundamental investment policies and limitations, Liquid Asset Portfolio has adopted procedures pursuant to Rule 2a-7 under the 1940 Act which impose certain restrictions and limitations on the Portfolio's investments.

Temporary Defensive Positions

         For temporary defensive purposes, each Portfolio (except Socially Responsive and International Portfolios) may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper, other money market funds (except for Liquid Asset Portfolio) and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing. Limited Maturity Bond, Balanced (debt securities portion) and Liquid Asset Portfolios may adopt shorter than normal weighted average maturities or durations. Yields on these securities are generally lower than yields available on the lower-rated debt securities in which Limited Maturity Bond and Balanced (debt portion) Portfolios normally invests.

         Any part of Socially Responsive Portfolio's assets may be retained temporarily in investment grade fixed income securities of non-governmental issuers, U.S. Government and Agency Securities, repurchase agreements, money market instruments, commercial paper, and cash and cash equivalents when NB Management believes that significant adverse market, economic, political, or other circumstances require prompt action to avoid losses. Generally, the foregoing temporary investments for Socially Responsive Portfolio are selected with a concern for the social impact of each investment.

         For temporary defensive purposes, International Portfolio may invest up to 100% of its total assets in short-term foreign and U.S. investments, such as cash or cash equivalents, commercial paper, short-term bank obligations, government and agency securities, and repurchase agreements. International Portfolio may also invest in such instruments to increase liquidity or to provide collateral to be held in segregated accounts.

Rating Agencies

         Each Portfolio may purchase securities rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon and rating may have different yields. Although the Portfolios may rely on the ratings of any NRSRO, the Portfolios mainly refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI. The Portfolios may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Portfolios may permissibly invest.

Investment Insight

         Limited Maturity Bond, Balanced (debt securities portion) and Liquid Asset Portfolio are designed with varying degrees of risk and return based on the duration and/or maturity of each Portfolio. Duration measures a bond's exposure to interest rate risk. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. In general, the longer you extend a bond's duration, the greater its potential return and exposure to interest rate fluctuations.

         For example, Liquid Asset Portfolio is a money market fund with average portfolio maturity of up to 90 days. Limited Maturity Bond and Balanced (debt securities portion) Portfolios seek a higher income but can experience more price fluctuation. Their portfolio of bonds has a maximum average duration of four years. A more detailed discussion of each Portfolio follows. In all cases, these Portfolios pursue attractive current income with varying levels of risk to principal and differ according to their investment guidelines. These guidelines include maturity or duration, type of bonds, and the credit quality of these bonds.

Growth, Mid-Cap Growth, and Balanced (equity securities portion) Portfolios

         Investment Program

         Invests in common stock of mid-capitalization companies that are in new or rapidly evolving industries. Seeks growth of capital by investing in companies with financial strength, above-average growth of earnings, earnings that have exceeded analysts' expectations, a strong position relative to competitors and a stock price that is reasonable in light of its growth rate.

         Mid-Cap Growth Stock Investments

         The portfolio co-mangers consider themselves growth stock investors in the purest sense of the term. By that, they mean they want to own the stocks of companies that are growing earnings faster than the average American business and, ideally, faster than the competitors in their respective industries. Their exhaustive research efforts are focused on the mid-cap universe and, specifically, stocks that are in new or rapidly evolving industries. The kind of fast-growth companies the portfolio co-managers favor generally do not trade at below market average price-to-earnings ratios. However, they do look for companies trading at reasonable levels compared to their growth rates.

         An Intensive Research Effort

         The portfolio co-managers love stock with positive earnings surprises. Their extensive research has revealed that mid-cap stocks that have exceeded Wall Street earnings estimates have also tended to offer greater potential for long-term capital appreciation. To find these companies they scour the mid-cap growth stock universe to isolate stocks whose most recent earnings have beaten consensus expectations. Then, the real work begins, where through diligent fundamental research they strive to identify those companies most likely to record a string of positive earnings surprises. Their ultimate goal is to invest today in the fast growing mid-sized companies that they believe are poised to become tomorrow's Fortune 500.

         A Disciplined Sell Process

         "We are dispassionate sellers," says one portfolio co-manager. "If a stock does not live up to our earnings expectations or if we believe its valuation has become excessive, we will sell and direct the assets to another opportunity we find more attractive." A stock will also be sold when it reaches its target price. They prefer to broadly diversify the portfolio's assets among many different companies and industries rather than heavily concentrating its holdings in just a few of the fastest growing industry sectors. This broad diversification helps to manage the overall risk inherent in a portfolio of equity securities.

         Investors can expect:

         o   Mid-cap growth stock investments

         o   An intensive research effort

         o   A disciplined sell process

         Investment Insight

         Without question, the portfolio co-managers are growth stock investors. They look for companies believed capable of delivering positive earnings surprises, particularly those with the potential to do so consistently. Ideally, they seek to identify companies that will someday rank among the Fortune 500.

Guardian Portfolio

         Investment Program

         Seeks long term growth of capital and, secondarily, current income. Invests primarily in stocks of long-established companies considered to be undervalued in comparison to stocks of similar companies. Using a value-oriented investment approach in selecting securities, the Portfolio looks for such factors as low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.

         Disciplined, Large-Cap Value Orientation

         As part of its stock selection process, the Portfolio pursues a disciplined, value-driven investment style, which is Neuberger Berman's historic strength. Specifically, the portfolio co-managers seek large-capitalization companies whose stock prices are substantially undervalued. Characteristics of these firms may include: solid balance sheets, above-average returns, low valuations, and consistent earnings.

         Bottom-Up Approach to Stock Selection

         According to one of the portfolio co-managers, "Cheap stocks are plentiful, but true investment bargains are a rare find." To uncover them, the portfolio co-managers scour a universe of stocks consisting of the bottom 20% of the market in terms of valuation. Those deemed by the managers as inexpensive and poised for a turnaround are placed under consideration. They look for financially sound, well-managed companies that are undervalued relative to their earnings potential and the market as a whole.

         A Broad View of Risk Management

         Managing risk involves carefully monitoring the way the stocks in the portfolio react to one another as well as to outside factors. Companies that are in completely different sectors may in fact react similarly to certain economic, market or international events. In their efforts to consider these relationships, the managers use quantitative analysis to evaluate these factors and their impact on the overall portfolio. It is a process they believe is a crucial component in controlling risk and one that evolves over time as new holdings are introduced to the portfolio.

         A Strong Sell Discipline

         The portfolio co-managers will generally make an initial investment in a stock of between 1-4% of total net assets. A higher weighting indicates that they believe their research gives them an "edge" over Wall Street analysts, or they believe the stock has an undiscovered value that others may have overlooked. Once a stock grows beyond the high side of that range, gains are harvested and the holding is reduced to about 3% of total net assets.

         Investment Process

Portfolio Risk Management

         o    Monitor portfolio's exposure

Selection Criteria

         o    Improving financials

         o    Superior management

         o    Discount valuations to the market

Stock Universe

         o    Large-cap value

         Investors can expect:

         o    Disciplined, large-cap value orientation

         o    Bottom-up approach to stock selection

         o    Broad view of risk management

         o    Strong sell discipline


         Investment Insight

         The portfolio co-managers look for established companies whose intrinsic value, by their measure, is undiscovered among the majority of investors. In managing overall risk, a conscious effort is made to determine the risk/reward scenario of each individual holding as well as its impact at the portfolio level.

International Portfolio

         Investment Program

         Seeks long-terms growth of capital by investing primarily in common stocks of foreign companies of any capitalization, including companies in developed and emerging industrialized markets. Investments in well-managed companies that show potential for above-average growth or whose stock price is undervalued.

         A bottom-up approach that puts company fundamentals in perspective.

         The portfolio co-manager's bottom-up approach seeks well-managed companies that exhibit strong fundamentals, such as attractive cash flows, strong balance sheets, and solid earnings growth. While their bottom-up style drives the overall investment process, they also believe it is important to put a company's fundamentals in perspective. To do this, the Fund co-managers factor in the economic, political, and market landscape of investment candidate's home markets. As one manager explains, "We are value-added investors, not "Closet" indexers. We will overweight the portfolio with securities from countries we believe have the best investment potential and underweight those we think have limited prospects."

         A Blend of Growth and Value Investment Styles

         The portfolio co-managers use a blend of styles to reduce the risks of significant losses when a particular style falls out of favor with investors. The growth component highlights rapidly growing companies in niche industries with unique products or services, while the value component focuses on undervalued, out-of-favor companies that she believes are poised for a turnaround.

         High potential rewards with commensurate risks.

         The Portfolio primarily invests in equity securities of developed countries, but will consider emerging markets as well. While the potential rewards are high, so are the associated risks. Foreign markets are often less developed and foreign governments and economic infrastructures may not be as stable compared to the U.S. Other international risks, such as currency exchange rate and interests rate fluctuations, could result in greater volatility than domestic funds.

         An added level of diversification.

         Domestic and foreign markets generally do not all move in the same direction at the same time and are subject to different sets of risk factors. Investors with exposure to more than a single market can potentially offset losses in one market with gains in another. While foreign markets can be inherently risky, investors who include international securities in their portfolios can benefit from an additional layer of diversification along with the potential for long-term growth.

         Investors can expect:

         o A bottom-up approach that put company fundamentals in perspective o A blend of growth and value investment styles o High potential rewards with commensurate risks o An added level of portfolio diversification

         Investment Insight

         In identifying attractive stocks from among the many thousands currently available outside the U.S., it's important to have a clear strategy. The International Portfolio's bottom-up approach evaluates stocks on their fundamentals, using both growth and value criteria, while also considering larger scale economic factors.

         Annual Total Returns for EAFE and S&P 500 (1986-2000)(1)

------------------------------------------------------------------------------------------------------------------------------------
  Year    2000     1999   1998     1997     1996     1995   1994    1993    1992     1991    1990    1989     1988     1987    1986
------------------------------------------------------------------------------------------------------------------------------------

S&P 500  -9.10%   21.01%  28.52%  33.32%   22.90%   37.44%  1.36%  10.03%  7.61%    30.34%  -3.11%   31.59%  16.50%   5.18%   18.62%
------------------------------------------------------------------------------------------------------------------------------------

EAFE     -13.96%  27.30%  20.33%  2.06%    6.36%    11.55%  8.06%  32.94%  -11.85%  12.50%  -23.20%  10.80%  28.59%   24.93%  69.94%
------------------------------------------------------------------------------------------------------------------------------------

         Of course, these historical results may not continue in the future. Investors should keep in mind the greater risks inherent in foreign markets, such as currency exchange fluctuations, interest rates, and potentially adverse economic and political conditions.

Limited Maturity Bond and Balanced (debt securities portion) Portfolios

         The Portfolios seek the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. They invest in investment-grade bonds and other debt securities from U.S. government and corporate issuers.

         Investors can expect:

         o   Actively managed portfolio duration

         o   Credit selection with a value bias

         o   Risk reduction through diversification

----------
(1) Total return includes reinvestment of all dividends and other distributions. The EFAE(R) Index, also known as the Morgan Stanley Capital International Europe, Australasia, Far East Index, is an unmanaged index of over 1,000 foreign stock prices and is translated into U.S. dollars. The S&P 500 Index is an unmanaged index generally considered to be representative of U.S. stock market activity. Indices do not take into account brokerage commissions or other fees and expenses of investing in the individual securities that they track. Data about the performance of these indices are prepared or obtained by NB Management.

         Actively managed portfolio duration. The portfolio co-managers attempt to increase income and preserve or enhance total return by actively managing average portfolio duration. As one manager explains. "Historically, limited maturity portfolios have been able to deliver much of the yield available in the investment-grade bond market with reduced volatility." Of course, there is no assurance that past results will continue in the future. By keeping average duration at four years or less, the managers attempt to reduce the higher level of volatility that is generally associated with bonds of longer duration. In general, the longer a security's duration, the higher the yield and the greater the volatility.

         Credit selection with a value bias. As part of their credit selection process, the portfolio co-managers monitor national trends in the corporate and government securities markets, including a range of economic and financial factors. Specifically, they look for short- to intermediate-term securities that appear underpriced compared to bonds of similar structure and securities, the managers look for companies in sound financial condition that may not be well known to the majority of investors.

         Risk reduction through diversification. In an attempt to reduce credit risk, the portfolio diversifies among many different issuers and types of securities. The portfolios invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. In an effort to enhance yield and add diversification, it may also invest up to 10% of net assets in securities that are below investment-grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's, or unrated securities managers believe, "The incremental yield compensates for the additional political and economic risks we take on." On occasion, they may also place a portion of assets in foreign securities, which could cause greater movements in the fund's share price.

Liquid Asset Portfolio

         Liquid Asset Portfolio seeks to provide investors with the highest available current income consistent with safety and liquidity. In pursuit of its objective, the Portfolio invests in high-quality U.S.-dollar denominated money market instruments. The portfolio co-managers select securities to maximize yield, while seeking a stable $1.00 net asset value. They also broadly diversify among a number and types of issuers to help limit risk.

Partners Portfolio

         Investment Program

         Invests principally in common stocks of established companies, using the value-oriented investment approach. Seeks growth of capital through an investment approach that is designed to increase capital with reasonable risk. Seeks securities believed to be undervalued based on strong fundamentals such as a low price-to-earnings ratio, consistent cash flow, and a company's sound track record through all phases of the market cycle.

         Undiscovered values in the mid- to large-cap area

         The portfolio co-managers comb the universe of mid- and large-cap stock in search of those that have yet to be "discovered" by the majority of investors. They generally shy away from big, well-known companies because they believe it is harder to gain a competitive edge in a stock that is covered by many analysts. The managers prefer to focus their efforts outside of the Fortune 100, where they think many investment bargains abound.

         Strong companies at reasonable prices

         Like many of their value-oriented peers, the co-managers try to buy quality stocks for substantially less than their estimated market value. However, they differ in their approach by applying another layer of analysis to their value strategy. For example, in addition to searching for stocks trading at below market price-to-earnings ratios, they also focus on companies with strong fundamentals, consistent cash flows, sound track records through all phases of the market cycle and those selling at the low end of their trading ranges. They are not interested in buying cheap stocks if they don't meet these other measures of value as well.

         Solid Research

         The portfolio co-managers believe that through "exhaustive research efforts, good companies selling for less than their true worth can be identified." To do this the portfolio co-managers spend a lot of time interviewing senior company managers. Their philosophy is that when they sit across the table from a CEO or CFO and question him or her about the company, they get to know it quite well. They find that there's simply no substitute for that kind of firsthand knowledge. In addition, the portfolio co-managers carefully examine a company's financial statements and contact its suppliers and competitors. While this type of analysis requires a lot of extra legwork, they believe it's worth the effort.

         Investment Process

         Executive Management Team Evaluation

         o    Proven Track Record
         o    Strategic Plan
         o    Inside Ownership

         Value Stock Universe

         Qualitative Evaluation:  Catalyst for Change

         Stock Universe

         Quantitative Analysis

         Investors can expect:

         o   Undiscovered values in the mid- to large-cap arena

         o   Strong companies at reasonable prices

         o   Solid research


         Investment Insight

         The portfolio co-managers seek companies they believe are undervalued relative to their earnings potential--where there is a gap between the actual price of a stock and its intrinsic value in the marketplace. When a company grows in value or the valuation gap closes, the success of their strategy is realized.

         Regency Portfolio

         Investment Program

         Seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The portfolio seeks to reduce risk by diversifying among different companies and industries.

         Mid-cap companies with market leadership

         Regency's portfolio manager searches the mid-cap stock universe for companies with a dominant market share in their industry. Historically, businesses with market leadership have delivered significant returns for shareholders over the long term. While this may not always be the case, discovering such middle-weight champions before the rest of Wall Street does can yield substantial payoffs for investors. Of course, there can be no assurance that the manager will select the right stocks every time. Remember that the stocks of mid-cap companies may be more volatile, and entail more risk, than the stocks of larger companies.

         Bottom-up approach to stock selection

         The portfolio managers' extensive bottom-up approach begins with financial screens that are used to search for undervalued securities with compelling fundamentals. Then, in-depth company and industry analyses are conducted, followed by interviews with company managements and their competitors, customers, and suppliers. In this stage, reviewing strategic plans and evaluating management are critical steps. After applying these financial and qualitative screens the portfolio manager then seeks to identify a catalyst for change that could improve a stock's valuation. These catalysts are generally managerial, operational, structural or financial in nature and include changes in company management, new corporate strategies, changes in the business mix, and improving financials, among others. The remaining candidates are then ranked on a risk/reward basis. Stocks with the most compelling risk/reward ratios are placed in the portfolio, while stocks that are currently not a good Fund fit, are placed on a monitor list for further evaluation.

         Broad view of risk management

         In order to reduce risk on the buy side, the manager looks for reasonably priced stocks, diversifies investments across an array of industries, and avoids making large sector bets. On the sell side, stocks are sold when they reach their price target, do not perform as expected, or are considered less attractive than other opportunities.

         Investment Process

         STOCK UNIVERSE
         Financial Analysis

         VALUE STOCK UNIVERSE
         Qualitative Evaluation
         Catalyst for change

         EXECUTIVE
         Proven Track Record
         Strategic Plan
         Inside Ownership

         Regency Investors Can Expect:
         Mid-cap companies with market leadership
         Bottom-up approach to stock selection
         Broad view of risk management

         Investment Insight

         The portfolio managers' ultimate goal is to find undervalued companies that have not yet been discovered by the majority of investors, or better yet, to buy "great companies at a great price." He attempts to do this by focusing on the mid-cap segment of the market because it tends to be less followed than the large-cap segment by Wall Street analysts.

         Socially Responsive Portfolio

         Investment Program

         Seeks long-term capital appreciation through investments primarily in securities of companies that meet both financial criteria and social policy. The portfolio co-managers initially screen companies using a value investing criteria, then look for companies that show leadership in major areas of social impact such as the environment, workplace diversity and employment.

         Financially sound companies with a social conscience

         The portfolio co-managers look for the stocks of mid- to large-cap companies that first meet their stringent financial criteria. Their social screens are then applied to these stocks. The ones considered worthy from a financial standpoint are then evaluated using a proprietary database that develops and monitors information on companies in various categories of social criteria. Ideal investment candidates are companies that show leadership in the areas of the environment, workplace diversity and employment. Other considerations are based on companies' records in other areas of concern, including public health, type of products, and corporate citizenship.

         A traditional value approach

         The portfolio co-managers' initial financial screens select companies using a traditional value approach. They look for undervalued companies with solid balance sheets, strong management, consistent cash flows, and other value-related factors, such as low price-to-earnings and low price-to-book ratios. Their value approach examines these price-to-earnings and low price-to-book ratios. Their value approach examines these companies, searching for those that may rise in price before other investors realize their worth. They strongly believe in helping investors put their money to work, while supporting companies that follow principles of good corporate citizenship.

         An ever-evolving journey on the path to good corporate citizenship

         The portfolio co-managers believe that most socially responsive investors are not utopians. They do not expect instant perfection, but rather look for signs that a company is evolving and moving toward a corporate commitment to excellence. As they put it, "Good corporate citizenship is one of those things that is a journey, not a destination. We've been working in this field for some time, and know that the social records of most companies are written in shades of gray. We are pleased to see that more and more companies are coming to realize that change is a positive force for them."

         Investment Process

         Social Policy

         Quantitative Financial Criteria

         o    Low Price-to-Earnings Ratio (relative & absolute)
         o    Strong Balance Sheet
         o    Free Cash Flow o Risk Management

o    Stock Universe

o    Focus Screens

o    Socially Responsive Investors can expect:

         o   Financially sound companies with a social conscience
         o   A traditional value approach
         o   An ever-evolving journey on the path to good corporate citizenship

         Investment Insight

         The portfolio co-managers believe that sound practices in areas like employment and the environment can have a positive impact on a company's bottom line. They look for companies that meet value-investing criteria and also show a commitment to uphold or improve their standards of corporate citizenship.

Additional Investment Information

         Some or all of the Portfolios, as indicated below, may make the following investments, among others, some of which are part of the Portfolios' principal investment strategies and some of which are not. The principal risks of each Portfolio's principal strategies are discussed in the Prospectus. They may not buy all of the types of securities or use all of the investment techniques that are described. As used herein, "Equity Portfolios" refers to Balanced (equity securities portion), Growth, Guardian, International, Mid-Cap Growth, Partners, Regency and Socially Responsive Portfolios. "Income Portfolios" refers to Balanced (debt securities portion), Limited Maturity Bond, and Liquid Asset Portfolios. Each Equity Portfolio invests in a wide array of stocks, and no single stock makes up more than a small fraction of any Portfolio's total assets. Of course, each Portfolio's holdings are subject to change.

                                  *    *    *

         Illiquid Securities. (All Portfolios). Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid even if they are not registered in the U.S. Illiquid securities may be difficult for a Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.

         Policies and Limitations. Each Portfolio may invest up to 15% (10% in the case of Liquid Asset Portfolio) of its net assets in illiquid securities.

         Repurchase Agreements. (All Portfolios). In a repurchase agreement, a Portfolio purchases securities from a bank that is a member of the Federal Reserve System (or with respect to International Portfolio, from a foreign bank or a U.S. branch or agency of a foreign bank), or from a securities dealer, that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers. If International Portfolio enters into a repurchase agreement subject to foreign law and the counter-party defaults, that Portfolio may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

         Policies and Limitations. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Portfolio may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% (10% with respect to Liquid Asset Portfolio) of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if
(1) the underlying securities are of a type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

         Securities Loans. (All Portfolios). Each Portfolio may lend securities to banks, brokerage firms, or institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

         Policies and Limitations. Each Portfolio may lend securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. Securities lending by Socially Responsive Portfolio is not subject to the Social Policy.

         Restricted Securities and Rule 144A Securities. (All Portfolios). Each Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act, which is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A, and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could have the effect of increasing the level of a Portfolio's illiquidity. NB Management, acting under guidelines established by the Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal markets are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

         Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Trustees believe accurately reflect fair value.

         Policies and Limitations. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 15% (10% in the case of Liquid Asset Portfolio) limit on investments in illiquid securities.

         Commercial Paper. (All Portfolios). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Trustees.

         Policies and Limitations. Each Equity Portfolio normally may invest up to 35% of its net assets in debt securities, including commercial paper. The Equity Portfolios may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality. International Portfolio may invest in such commercial paper as a defensive measure, to increase liquidity, or as needed for segregated accounts. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Portfolio's 15% (10% in the case of Liquid Asset Portfolio) limit on investments in illiquid securities.

         Reverse Repurchase Agreements. (All Portfolios). In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Portfolio's net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio. NB Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

         Policies and Limitations. Reverse repurchase agreements are considered borrowings for purposes of each Portfolio's investment limitations and policies concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to each Portfolio's obligations under the agreement.

         Banking and Savings Institution Securities. (All Portfolios). These include CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations issued by commercial banks and savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which a Portfolio invests typically are not covered by deposit insurance.

         Policies and Limitations. Liquid Asset Portfolio may invest 25% or more of its total assets in CDs or banker's acceptances issued by domestic branches of U.S. banks. CDs are interpreted to include similar types of time deposits. The Portfolios may invest in securities issued by a commercial bank or savings institution only if (1) the bank or institution has total assets of at least $1,000,000,000, (2) the bank or institution is on NB Management's approved list, and (3) in the case of a foreign bank or institution, the securities are, in NB Management's opinion, of an investment quality comparable with other debt securities that may be purchased by the Portfolio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks that meet the foregoing requirements.

         Each Equity Portfolio will normally limit its investments in debt securities, including banking and savings institution securities, to no more than 35% of its total assets.

         Leverage. (International Portfolio). The Portfolio may make investments when borrowings are outstanding. Leverage creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may amplify changes in the Portfolio's NAV. Although the principal of such borrowings will be fixed, the Portfolio's assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for the Portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Portfolio will have to pay, the Portfolio's net income will be greater than it would be if leveraging were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Portfolio will be less than if leveraging were not used, and therefore the amount available for distribution to the Portfolio's shareholders as dividends will be reduced.

         Policies and Limitations. Generally, the Portfolio does not intend to use leverage for investment purposes. It may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions. Reverse repurchase agreements create leverage and are considered borrowings for purposes of the Portfolio's investment limitations.

         Foreign Securities. (All Portfolios). Each Portfolio may invest in U.S. dollar-denominated securities issued by foreign issuers and foreign branches of U.S. banks, including negotiable CDs, banker's acceptances and commercial paper. Foreign issuers are issuers organized and doing business principally outside the U.S. and include banks, non-U.S. governments and quasi-governmental organizations.

         While investments in foreign securities are intended to reduce risk by providing further diversification (except with respect to International Portfolio), such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision regarding financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad.

         Each Portfolio (except Liquid Asset Portfolio) also may invest in equity (except Limited Maturity Bond Portfolio), debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including, but not limited to (1) common and preferred stocks, with respect to all Portfolios except Limited Maturity Bond Portfolio, (2) CDs, commercial paper, fixed-time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments, or their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities includes the special risks associated with investing in non-U.S. issuers described in the preceding paragraph and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments, and there are generally higher commission rates on foreign portfolio transactions. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Portfolio endeavors to achieve the most favorable net results on portfolio transactions.

         Foreign securities often trade with less frequency and in less volume than domestic securities and may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodian fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

         Foreign markets also have different clearance and settlement procedures, and in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio is uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause a Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Portfolio due to subsequent declines in value of the portfolio securities, or, if a Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         Prices of foreign securities and exchange rates for foreign currencies may be affected by the interest rates prevailing in other countries. The interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         The Portfolios (except Liquid Asset and Limited Maturity Bond Portfolios) may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

         Policies and Limitations. In order to limit the risks inherent in investing in foreign currency denominated securities, Balanced (equity securities portion), Growth, Guardian, Partners, Regency, and Socially Responsive Portfolios may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Limited Maturity Bond Portfolio may not purchase securities denominated in or indexed to foreign currencies, if, as a result, more than 25% of its total assets (taken at market value) would be invested in such securities. Mid-Cap Growth Portfolio may not purchase foreign currency denominated securities if, as a result, more than 20% of its total assets (taken at market value) would be invested in such securities. Within those limitations, however, no Portfolio is restricted in the amount it may invest in securities denominated in any one foreign currency. International Portfolio invests primarily in foreign securities. Liquid Asset Portfolio may not invest in foreign currency-denominated securities.

         Investments in securities of foreign issuers are subject to each Portfolio's quality, and, with respect to the Income Portfolios, maturity and duration standards. Each Portfolio (except International Portfolio) may invest only in securities of issuers in countries whose governments are considered stable by NB Management.

         Japanese Investments. (International Portfolio). All of the Portfolios may invest in foreign securities, including securities of Japanese issuers. From time to time International Portfolio may invest a significant portion of its assets in securities of Japanese issuers. The performance of the Portfolio may therefore be significantly affected by events influencing the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japan's economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

         Variable or Floating Rate Securities; Demand and Put Features and Guarantees. (All Portfolios). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

         Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the quality standards applicable to obligations purchased by the Portfolio. Accordingly, in purchasing these securities, each Portfolio relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Portfolio can also buy fixed rate securities accompanied by demand features or put options, permitting the Portfolio to sell the security to the issuer or third party at a specified price. A Portfolio may rely on the creditworthiness of issuers of credit enhancements in purchasing these securities.

         Among the Adjustable Rate Securities in which Liquid Asset Portfolio may invest are so-called guaranteed investment contracts ("GICs") issued by insurance companies. In the event of insolvency of the issuing insurance company, the ability of the Portfolio to recover its assets may depend on the treatment of GICs under state insurance laws.

         Policies and Limitations. Except for Liquid Asset Portfolio, no Portfolio may invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, each Portfolio except for Liquid Asset Portfolio excludes securities that do not rely on the credit instrument or insurance for their ratings, i.e., stand on their own credit. Liquid Asset Portfolio may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7 under the 1940 Act. Each Equity Portfolio normally may invest up to 35% of its total assets in debt securities, including variable or floating rate securities.

         For purposes of determining its dollar-weighted average maturity, Liquid Asset Portfolio calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act. In calculating its dollar-weighted average maturity and duration, a Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which principal must unconditionally be paid. In applying such maturity shortening devices, NB Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

         GICs are generally regarded as illiquid. Thus, Liquid Asset Portfolio may not invest in such GICs if, as a result, more than 10% of the value of its net assets would then be invested in such GICs and other illiquid securities.

         Mortgage-Backed Securities. (Income Portfolios). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality such as the GNMA, Fannie Mae, and Freddie Mac, though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-governmental credit enhancement.

         Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

         Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Portfolio may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Portfolios use an approach that NB Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Portfolio when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

         Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

         Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers), including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance, and letters of credit, may support timely payment of interest and principal of non-governmental pools. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. NB Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Portfolio's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Portfolio may buy mortgage-backed securities without insurance or guarantees, if NB Management determines that the securities meet the Portfolio's quality standards. NB Management will, consistent with the Portfolio's investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

         Policies and Limitations. A Portfolio may not purchase mortgage-backed securities that, in NB Management's opinion, are illiquid if, as a result, more than 15% (10% in the case of Liquid Asset Portfolio) of the value of the Portfolio's net assets would be invested in illiquid securities.

         Dollar Rolls. (Limited Maturity Bond and Balanced (debt securities portion) Portfolios). In a "dollar roll", a Portfolio sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Portfolio forgoes principal and interest payments on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls may increase fluctuations in a Portfolio's NAV and may be viewed as a form of leverage. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash-equivalent securities position that matures (or can be sold and settled) on or before the forward settlement date of the dollar roll transaction. There is a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio. NB Management monitors the creditworthiness of counterparties to dollar rolls.

         Policies and Limitations. Dollar rolls are considered borrowings for purposes of each Portfolio's investment policies and limitations concerning borrowings.

         Forward Commitments (International Portfolio) and When-Issued Securities. (International, Limited Maturity Bond, and Balanced (debt securities portion) Portfolios). The Portfolios may purchase securities (including, with respect to Limited Maturity Bond and Balanced Portfolios, mortgage-backed securities such as GNMA, Fannie Mae, and Freddie Mac certificates) on a when-issued basis and International Portfolio may purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Portfolio to purchase or sell securities at a future date (ordinarily within two months although the Portfolios may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

         When-issued purchases and forward commitment transactions enable a Portfolio to "lock in" what NB Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, International Portfolio might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Portfolio might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. If the seller fails to complete the sale, the Portfolio may lose the opportunity to obtain a favorable price.

         The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Portfolio's NAV starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. A Portfolio does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

When International Portfolio makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Portfolio's assets. Fluctuations in the market value of the underlying securities are not reflected in the Portfolio's NAV as long as the commitment to sell remains in effect.

         Policies and Limitations. A Portfolio will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it has been entered into. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. A Portfolio may realize a capital gain or loss in connection with these transactions.

         When a Portfolio purchases securities on a when-issued basis, it will deposit, in a segregated account with its custodian, until payment is made, appropriate liquid securities having a value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that a Portfolio will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitment transactions.

         Futures, Options on Futures, Options on Securities and Indices,
                    Forward Contracts, and Options on Foreign
               Currencies (collectively, "Financial Instruments")

         Futures Contracts and Options Thereon. (The Equity Portfolios and Limited Maturity Bond and Balanced (debt securities portion) Portfolios). Each of Socially Responsive and Mid-Cap Growth Portfolios may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits each Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. These Portfolios view investment in
(i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio.

         Limited Maturity Bond and Balanced (debt securities portion) Portfolios may purchase and sell interest rate and bond index futures contracts and options thereon, and may purchase and sell foreign currency futures contracts and options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures permits a Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolios view investment in (1) interest rate and bond index futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and (2) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Portfolios.

         International Portfolio may enter into futures contracts on currencies, debt securities, interest rates, and securities indices that are traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and to the rules of such foreign exchange.

         International Portfolio may sell futures contracts in order to offset a possible decline in the value of its portfolio securities. When a futures contract is sold by the Portfolio, the value of the contract will tend to rise when the value of the portfolio securities declines and will tend to fall when the value of such securities increases. The Portfolio may purchase futures contracts in order to fix what NB Management believes to be a favorable price for securities the Portfolio intends to purchase. If a futures contract is purchased by the Portfolio, the value of the contract will tend to change together with changes in the value of such securities. To compensate for differences in historical volatility between positions International Portfolio wishes to hedge and the standardized futures contracts available to it, the Portfolio may purchase or sell futures contracts with a greater or lesser value than the securities it wishes to hedge.

         With respect to currency futures, International Portfolio may sell a futures contract or a call option, or it may purchase a put option on such futures contract, if NB Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of portfolio securities denominated in that currency. If NB Management anticipates that a particular currency will rise, International Portfolio may purchase a currency futures contract or a call option to protect against an increase in the price of securities which are denominated in that currency and which the Portfolio intends to purchase. The Portfolio may also purchase a currency futures contract or a call option thereon for non-hedging purposes when NB Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Portfolio.

         For the purposes of managing cash flow, each Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

         U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

         Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

         "Margin" with respect to a futures contract is the amount of assets that must be deposited by a Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing their NAVs, the Portfolios mark to market the value of their open futures positions. Each Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

         Although each Portfolio believes that the use of futures contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. Further, an appropriate futures contract may not be available even if the portfolio manager wishes to enter into one. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

         Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

         Policies and Limitations. Socially Responsive and Mid-Cap Growth Portfolio each may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. These Portfolios do not engage in transactions in futures and options on futures for speculation. The use of futures and options on futures by Socially Responsive Portfolio is not subject to the Social Policy.

         International Portfolio may purchase and sell futures for bona fide hedging purposes, as defined in regulations of the CFTC, and for non-hedging purposes (i.e., in an effort to enhance income). The Portfolio may also purchase and write put and call options on such futures contracts for bona fide hedging and non-hedging purposes.

         For purposes of managing cash flow, each Portfolio may purchase and sell stock index futures contracts, and may purchase and sell options thereon to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         Limited Maturity Bond and Balanced Portfolios may purchase and sell interest rate and bond index futures and may purchase and sell options thereon in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates. The Portfolios engage in foreign currency futures and options transactions in an attempt to hedge against changes in prevailing currency exchange rates. Neither Portfolio engages in transactions in futures or options thereon for speculation.

         Call Options on Securities. (All Portfolios except Liquid Asset Portfolio). Socially Responsive, Mid-Cap Growth, Guardian, Limited Maturity Bond, Regency, Balanced and International Portfolios may write covered call options and may purchase call options on securities. Each of the other Portfolios may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's NAV) or to earn premium income. Portfolio securities on which call options may be written and purchased by a are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

         When a Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. When writing call options, each Portfolio writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price.

         The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk, but is capable of enhancing a Portfolio's total return. When writing a covered call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

         If a call option that a Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

         When a Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

         Policies and Limitations. (Limited Maturity Bond and Balanced (debt securities portion) Portfolios). Each Portfolio may write covered call options and may purchase call options on debt securities in its portfolio or on foreign currencies in its portfolio for hedging purposes. Each Portfolio may write covered call options for the purpose of producing income. Each Portfolio will write a call option on a security only if it holds that security or currency or has the right to obtain the security or currency at no additional cost.

         Equity Portfolios. Each Portfolio may write covered call options and may purchase call options in related closing transactions. Each Portfolio writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do).

         A Portfolio would purchase a call option to offset a previously written call option. Each of Socially Responsive, Mid-Cap Growth, Limited Maturity Bond and Balanced Portfolios also may purchase a call option to protect against an increase in the price of the securities it intends to purchase. The use of call options on securities by Socially Responsive Portfolio is not subject to the Social Policy. International Portfolio may purchase call options for hedging or non-hedging purposes.

         Put Options on Securities. (Socially Responsive, Mid-Cap Growth, Guardian, Regency, International, Limited Maturity Bond and Balanced Portfolios). Each of these Portfolios may write and purchase put options on securities. The Portfolios will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

         When a Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

         Portfolio securities on which put options may be written and purchased by a Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium.

         Policies and Limitations. Socially Responsive, Mid-Cap Growth and International Portfolios generally write and purchase put options on securities for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's NAV). However, International Portfolio also may use put options for non-hedging purposes. The use of put options on securities by Socially Responsive Portfolio is not subject to the Social Policy.

         Limited Maturity Bond and Balanced Portfolios generally write and purchase put options on securities or on foreign currencies for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's NAV).

         General Information About Securities Options. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. International Portfolio also may purchase European-style options, which are exercisable only immediately prior to their expiration date. The obligation under any option written by a Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.

         Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. International Portfolio also may purchase and sell options that are traded on foreign exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Portfolio and a counter-party, with no clearing organization guarantee. Thus, when a Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless a Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, a Portfolio may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which a Portfolio may engage in OTC options transactions.

         The premium received (or paid) by a Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by a Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Portfolio's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

         Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that a Portfolio will be able to effect closing transactions at favorable prices. If a Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

         A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

         A Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

         Policies and Limitations. Each Portfolio may use American-style options. International Portfolio may also purchase European-style options and may purchase and sell options that are traded on foreign exchanges.

         The assets used as cover (or held in a segregated account) for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         The use of put and call options by Socially Responsive Portfolio is not subject to the Social Policy.

         Put and Call Options on Securities Indices. (Equity Portfolios). International Portfolio may purchase put and call options on securities indices for the purpose of hedging against the risk of price movements that would adversely affect the value of the Portfolio's securities or securities the Portfolio intends to buy. The Portfolio may write securities index options to close out positions in such options that it has purchased.

         For purposes of managing cash flow, each Equity Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index.

         Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed

"index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

         The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of the securities indices on which options are available.

         Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

         Policies and Limitations. International Portfolio may purchase put and call options on securities indices for the purpose of hedging. All securities index options purchased by the Portfolio will be listed and traded on an exchange. The Portfolio currently does not expect to invest a substantial portion of its assets in securities index options.

         For purposes of managing cash flow, each Equity Portfolio may purchase put and call options on securities indices to increase the Portfolio's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Portfolio will be listed and traded on an exchange.

         Foreign Currency Transactions. (All Portfolios except Liquid Asset Portfolio). Each Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Portfolio also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

         The Portfolios (other than International Portfolio) enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolios do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

         Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

         At the consummation of a forward contract to sell currency, a Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.
         NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

         However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if NB Management is incorrect in its judgment of future exchange rate relationships, a Portfolio could be in a less advantageous position than if such a hedge had not been established. If a Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of a Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Portfolio may experience delays in the settlement of its foreign currency transactions.

         International Portfolio may purchase securities of an issuer domiciled in a country other than the country in whose currency the instrument is denominated. The Portfolio may invest in securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of a specified amount of the currencies of certain of the member states of the European Union. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Union from time to time to reflect changes in relative values of the underlying currencies. The market for ECUs may become illiquid at times of uncertainty or rapid change in the European currency markets, limiting the Portfolio's ability to prevent potential losses. In addition, International Portfolio may invest in securities denominated in other currency baskets.

         Policies and Limitations. The Portfolios (other than International Portfolio) may enter into forward contracts for the purpose of hedging and not for speculation. The use of forward contracts by Socially Responsive Portfolio is not subject to the Social Policy.

         International Portfolio may enter into forward contracts for hedging or non-hedging purposes. When the Portfolio engages in foreign currency transactions for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Portfolio to deliver an amount of foreign currency materially in excess of the value of its portfolio securities or other assets denominated in that currency. International Portfolio may also purchase and sell forward contracts for non-hedging purposes when NB Management anticipates that a foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Portfolio's investment portfolio.

         Options on Foreign Currencies. (All Portfolios except Liquid Asset Portfolio). Each Portfolio may write and purchase covered call and put options on foreign currencies. International Portfolio may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone.

         Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         Policies and Limitations. A Portfolio would use options on foreign currencies to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. In addition, International Portfolio may purchase put and call options on foreign currencies for non-hedging purposes when NB Management anticipates that a currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not included in the Portfolio. The use of options on currencies by Socially Responsive Portfolio is not subject to the Social Policy.

         Regulatory Limitations on Using Financial Instruments. To the extent a Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

         Cover for Financial Instruments. Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable to promptly dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Portfolio.

         Policies and Limitations. Each Portfolio will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.

         General Risks of Financial Instruments. The primary risks in using Financial Instruments are: (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Portfolio and changes in the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select a Portfolio's securities;
(4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that a Portfolio's use of Financial Instruments will be successful.

         Each Portfolio's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if it is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

         Policies and Limitations. NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of a Portfolio's underlying securities or currency. NB Management intends to reduce the risk that a Portfolio will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

         Indexed Securities. (Limited Maturity Bond, International and Balanced Portfolios). These Portfolios may invest in securities whose value is linked to foreign currencies, interest rates, commodities, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investments in the underlying instrument or to one or more options thereon. However, some indexed securities are more volatile than the underlying instrument itself.

         Inflation-Indexed Securities. (Limited Maturity Bond and Balanced Portfolios). The Portfolios may invest in U.S. Treasury securities whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Such securities are backed by the full faith and credit of the U.S. Government. Interest is calculated on the basis of the current adjusted principal value. The principal value of inflation-indexed securities declines in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected during the period a Portfolio holds the security, the Portfolio may earn less on it than on a conventional bond.

         Because the coupon rate on inflation-indexed securities is lower than fixed-rate U.S. Treasury securities, the Consumer Price Index would have to rise at least to the amount of the difference between the coupon rate of the fixed rate U.S. Treasury issues and the coupon rate of the inflation-indexed securities, assuming all other factors are equal, in order for such securities to match the performance of the fixed-rate Treasury securities. Inflation-indexed securities are expected to react primarily to changes in the "real" interest rate (i.e., the nominal (or stated) rate less the rate of inflation), while a typical bond reacts to changes in the nominal interest rate. Accordingly, inflation-indexed securities have characteristics of fixed-rate Treasuries having a shorter duration. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds.

         Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Because each Portfolio must distribute substantially all of its income to its shareholders to avoid payment of federal income and excise taxes, a Portfolio may have to dispose of other investments to obtain the cash necessary to distribute the accrued taxable income on inflation-indexed securities.

         Short Sales. (International Portfolio). The Portfolio may attempt to limit exposure to a possible decline in the market value of portfolio securities through short sales of securities that NB Management believes possess volatility characteristics similar to those being hedged. The Portfolio also may use short sales in an attempt to realize gain. To effect a short sale, the Portfolio borrows a security from a brokerage firm to make delivery to the buyer. The Portfolio then is obliged to replace the borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Portfolio is required to pay the lender any dividends and may be required to pay a premium or interest.

         The Portfolio will realize a gain if the security declines in price between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Portfolio is required to pay in connection with the short sale. A short position may be adversely affected by imperfect correlation between movements in the price of the securities sold short and the securities being hedged.

         The Portfolio also may make short sales against-the-box, in which it sells securities short only if it owns or has the right to obtain without payment of additional consideration an equal amount of the same type of securities sold.

         The effect of short selling on the Portfolio is similar to the effect of leverage. Short selling may amplify changes in the Portfolio's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to the Portfolio.

         Policies and Limitations. Under applicable guidelines of the SEC staff, if the Portfolio engages in a short sale (other than a short sale against-the-box), it must put in a segregated account (not with the broker) an amount of cash or appropriate liquid securities equal to the difference between
(1) the market value of the securities sold short at the time they were sold short and (2) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Portfolio replaces the borrowed security, it must daily maintain the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

         Asset-Backed Securities. (Liquid Asset, Limited Maturity Bond and Balanced Portfolios). Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

         Certificates for Automobile Receivablessm ("CARSsm") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payment of principal and interest on the underlying contracts are passed through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARSsm if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

         Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

         Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

         Limited Maturity Bond and Balanced Portfolios each may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to a Portfolio.

         Convertible Securities. (Equity Portfolios). Each Portfolio may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted into the underlying common stock.

         The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that nonconvertible debt does not. Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument.

If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on a Portfolio's ability to achieve its investment objective.

         Policies and Limitations. Socially Responsive Portfolio may invest up to 20% of its net assets in convertible securities. The Portfolio does not intend to purchase any convertible securities that are not investment grade. Convertible debt securities are subject to each Portfolio's investment policies and limitations concerning debt securities.

         Preferred Stock. (Equity Portfolios). The Portfolios may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid, and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

         Zero Coupon (Partners, Regency, Socially Responsive, Limited Maturity Bond, Balanced, and Liquid Asset Portfolios) and Step Coupon Securities. (Limited Maturity Bond and Balanced Portfolio). The Portfolios may invest in zero coupon securities and Limited Maturity Bond and Balanced Portfolios may invest in step coupon securities, both of which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin paying current interest. Zero coupon and step coupon securities are issued and traded at a significant discount from their face amount or par value. The discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer. They are redeemed at face value when they mature.

         The discount on zero coupon and step coupon securities ("original issue discount" or "OID") must be taken into income ratably by each such Portfolio prior to the receipt of any actual payments. Because each Portfolio must distribute to its shareholders substantially all of its net income each year for income tax purposes, a Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements.

         The market prices of zero and step coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

         Municipal Obligations. (Income Portfolios). Municipal obligations are securities issued by or on behalf of states (as used herein, including the District of Columbia), territories and possessions of the United States and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued.

         Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes", which are also municipal obligations, are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

         The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations in which a Portfolio invests (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

         Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are underway that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

         Policies and Limitations. Limited Maturity Bond Portfolio may invest up to 5% of its net assets in municipal obligations. Liquid Asset Portfolio may invest in municipal obligations that otherwise meet its criteria for quality and maturity.

         U.S. Government and Agency Securities. (All Portfolios). U.S. Government Securities are obligations of U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the Government and generally fluctuate inversely with changing interest rates.

         Policies and Limitations. Liquid Asset Portfolio may invest 25% or more of its total assets in U.S. Government and Agency Securities. The Equity Portfolios normally may invest up to 35% of their total assets in debt securities, including U.S. Government and Agency Securities.

         Swap Agreements. (International Portfolio). The Portfolio may enter into swap agreements to manage or gain exposure to particular types of investments (including equity securities or indices of equity securities in which the Portfolio otherwise could not invest efficiently). In an example of a swap agreement, one party agrees to make regular payments equal to a floating rate on a specified amount in exchange for payments equal to a fixed rate, or a different floating rate, on the same amount for a specified period.

         Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Portfolio's performance. The risks of swap agreements depend upon the other party's creditworthiness and ability to perform, as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated.

         Policies and Limitations. In accordance with SEC staff requirements, the Portfolio will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Portfolio will segregate only the amount of its net obligation, if any.

         Fixed Income Securities. (All Portfolios). The Income Portfolios invest primarily in fixed income securities. While the emphasis of the Equity Portfolios' investment programs is on common stocks and other equity securities, the Portfolios may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. Each Portfolio may invest in investment grade corporate bonds and debentures. Partners, Mid-Cap Growth, Limited Maturity Bond, Balanced, Regency and International Portfolio each may invest in corporate debt securities rated below investment grade.

         "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.

         The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolios may rely on the ratings of any NRSRO, the Portfolios primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

         Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which a Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Portfolio's fixed income investments is likely to rise. Foreign debt securities are subject to risks similar to those of other foreign securities. Lower rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

         Lower Rated Debt Securities. (Balanced, Limited Maturity Bond, Mid-Cap Growth, Partners, Regency and International Portfolios). Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms and obligations. Lower rated debt securities generally offer a higher current yield than that available for investment grade issues with similar maturities, but they may involve significant risk under adverse conditions. In particular, adverse changes in general economic conditions and in the industries in which the issuers are engaged and changes in the financial condition of the issuers are more likely to cause price volatility and weaken the capacity of the issuer to make principal and interest payments than is the case for higher-grade debt securities. In addition, a Portfolio that invests in lower-quality securities may incur additional expenses to the extent recovery is sought on defaulted securities. Because of the many risks involved in investing in high-yield securities, the success of such investments is dependent on the credit analysis of NB Management.

         During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

         The market for lower rated debt securities has expanded rapidly in recent years, and its growth generally paralleled a long economic expansion. In the past, the prices of many lower rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated debt securities rose dramatically. However, such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or defaults. There can be no assurance that such declines will not recur.

         The market for lower rated debt issues generally is thinner or less active than that for higher quality securities, which may limit a Portfolio's ability to sell such securities at fair value in response to changes in the economy or financial markets. Judgment may play a greater role in pricing such securities than it does for more liquid securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower rated debt securities, especially in a thinly traded market.

         See Appendix A for further information about the ratings of debt securities assigned by S&P and Moody's.

         Policies and Limitations. Partners and Regency Portfolios may invest up to 15% of its net assets, measured at the time of investment, in corporate debt securities rated below investment grade or Comparable Unrated Securities. Limited Maturity Bond and Mid-Cap Growth Portfolios may invest up to 10% of their net assets, measured at the time of investment, in debt securities rated below investment grade, but rated at least B with respect to Limited Maturity Bond Portfolio and C with respect to Mid-Cap Growth Portfolio by S&P or Moody's, or Comparable Unrated Securities. Balanced Portfolio may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities rated below investment grade, but rated at least B by S&P or Moody's, or Comparable Unrated Securities.

         International Portfolio may invest in domestic and foreign debt securities of any rating, including those rated below investment grade and Comparable Unrated Securities.

         Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, Socially Responsive Portfolio will engage in an orderly disposition of the downgraded securities, and Limited Maturity Bond and Balanced (debt securities portion) Portfolios will engage in an orderly disposition of the downgraded securities or other securities to the extent necessary to ensure the Portfolio's holdings that are considered by the Portfolio to be below investment grade will not exceed 10% of its net assets. Limited Maturity Bond and Balanced (debt securities portion) Portfolios may each hold up to 5% of its net assets in securities that are downgraded after purchase to a rating below that permissible by the Portfolio's investment policies. Each other Portfolio (except International Portfolio) will engage in an orderly disposition of downgraded securities to the extent necessary to ensure that the Portfolio's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets (15% in the case of Partners and Regency Portfolios and 10% in the case of Mid-Cap Growth Portfolio). NB Management will make a determination as to whether International Portfolio should dispose of the downgraded securities. With respect to Liquid Asset Portfolio, NB Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7 under the 1940 Act.

         NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to Partners, Mid-Cap Growth or International Portfolio warrants exposure to the additional level of risk.

Ratings of Fixed Income Securities

         As discussed above, the Portfolios may purchase securities rated by S&P, Moody's, or any other NRSRO. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Portfolios may rely on the ratings of any NRSRO, the Portfolio mainly refer to ratings assigned by S&P and Moody's, which are described in Appendix A. Each Portfolio may also invest in unrated securities that are deemed comparable in quality by NB Management to the rated securities in which the Portfolio may permissibly invest.

         High-quality debt securities. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P or Moody's, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by NB Management to be of comparable quality. If two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by Liquid Asset Portfolio.

         Investment Grade Debt Securities. Investment grade debt securities are securities that have received a rating from at least one NRSRO in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by NB Management to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

         Lower-Rated Debt Securities. Lower-rated debt securities or "junk bonds" are those rated below the fourth highest category by all NRSROs that have rated them (including those securities rated as low as D by S&P) or unrated securities of comparable quality. Securities rated below investment grade may be considered speculative. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Although these securities generally offer higher yields than investment grade debt securities with similar maturities, lower-quality securities involve greater risks, including the possibility of default or bankruptcy by the issuer, or the securities may already be in default. See the additional risks described above for lower-rated securities.

         Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. The policy on downgraded securities is discussed above under "Lower Rated Debt Securities."

Duration and Maturity

         Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. For Limited Maturity Bond and Balanced (debt securities portion)

Portfolios, NB Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

         Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen a Portfolio's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative of the duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

         There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, NB Management, where permitted, will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

         Liquid Asset Portfolio is required to maintain a dollar-weighted average portfolio maturity of no more than 90 days and invest in a portfolio of debt instruments with remaining maturities of 397 days or less. Limited Maturity Bond and Balanced (debt securities portion) Portfolios' dollar-weighted average duration will not exceed four years, although each Portfolio may invest in individual securities of any duration; the Portfolios' dollar-weighted average maturity may range up to six years.

Risks of Equity Securities

         The Equity Portfolios may invest in securities that include common stocks, preferred stocks, convertible securities and warrants. Common stocks and preferred stocks represent shares of ownership in a corporation. Preferred stocks usually have specific dividends and rank after bonds and before common stock in claims on assets of the corporation should it be dissolved. Increases and decreases in earnings are usually reflected in a corporation's stock price. Convertible securities are debt or preferred equity securities convertible into common stock. Usually, convertible securities pay dividends or interest at rates higher than common stock, but lower than other securities. Convertible securities usually participate to some extent in the appreciation or depreciation of the underlying stock into which they are convertible. Warrants are options to buy a stated number of shares of common stock at a specified price anytime during the life of the warrants.

         To the extent a Portfolio invests in such securities, the value of securities held by the Portfolio will be affected by changes in the stock markets, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, the stock markets can be volatile and stock prices can change substantially. The equity securities of smaller companies are more sensitive to these changes than those of larger companies. This market risk will affect the Portfolio's NAV per share, which will fluctuate as the value of the securities held by the Portfolio changes. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors affect a particular stock's prices, such as poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in governmental regulations affecting an industry. Adverse news affecting one company can sometimes depress the stock prices of all companies in the same industry. Not all factors can be predicted.

         Other Investment Companies. International Portfolio may invest in the shares of other investment companies. The Liquid Asset Portfolio may invest in shares of other money market funds. Such investment may be the most practical or only manner in which the Portfolio can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Portfolio is ready to make an investment. Each Equity Portfolio at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index or another appropriate index. Limited Maturity Bond and Balanced Portfolios, for temporary defensive purposes, may each invest up to 10% of its total assets in the securities of money market funds.

         As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses. At the same time, the Portfolio will continue to pay its own management fees and expenses with respect to its portfolio investments, including the shares of other investment companies. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Portfolios do not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

         Policies and Limitations. Each Portfolio's investment in such securities is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Portfolio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate.

         Preferred Stock. (Equity Portfolios). Each Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

Socially Responsive Portfolio - Description of Social Policy

         Background Information on Socially Responsive Investing

         In an era when many people are concerned about the relationship between business and society, socially responsive investing ("SRI") is a mechanism for assuring that investors' social values are reflected in their investment decisions. As such, SRI is a direct descendent of the successful effort begun in the early 1970's to encourage companies to divest their South African operations and subscribe to the Sullivan Principles. Today, a growing number of individuals and institutions are applying similar strategies to a broad range of problems.

         Although there are many strategies available to the socially responsive investor, including proxy activism, below-market loans to community projects, and venture capital, the SRI strategies used by the Portfolio generally fall into two categories:

         Avoidance Investing. Most socially responsive investors seek to avoid holding securities of companies whose products or policies are seen as being at odds with the social good. The most common exclusions historically have involved tobacco companies and weapons manufacturers.

         Leadership Investing. A growing number of investors actively look for companies with progressive programs that are exemplary or companies which make it their business to try to solve some of the problems of today's society.

         The marriage of social and financial objectives would not have surprised Adam Smith, who was, first and foremost, a moral philosopher. The Wealth of Nations is firmly rooted in the Enlightenment conviction that the purpose of capital is the social good and the related belief that idle capital is both wasteful and unethical. But, what very likely would have surprised Smith is the sheer complexity of the social issues we face today and the diversity of our attitudes toward the social good. War and peace, race and gender, the distribution of wealth, and the conservation of natural resources -- the social agenda is long and compelling. It is also something about which reasonable people differ. What should society's priorities be? What can and should be done about them? And what is the role of business in addressing them? Since corporations are on the front lines of so many key issues in today's world, a growing number of investors feel that a corporation's role cannot be ignored. This is true of some of the most important issues of the day such as equal opportunity and the environment.

         The Socially Responsive Database

         Neuberger Berman, LLC ("Neuberger Berman"), the Portfolio's sub-adviser, maintains a database of information about the social impact of the companies it follows. NB Management uses the database to evaluate social issues after it deems a stock acceptable from a financial standpoint for acquisition by the Portfolio. The aim of the database is to be as comprehensive as possible, given that much of the information concerning corporate responsibility comes from subjective sources. Information for the database is gathered by Neuberger Berman in many categories and then analyzed by NB Management in the following six categories of corporate responsibility:

         Workplace Diversity and Employment. NB Management looks for companies that show leadership in areas such as employee training and promotion policies and benefits, such as flextime, generous profit sharing, and parental leave. NB Management looks for active programs to promote women and minorities and takes into account their representation among the officers of an issuer and members of its board of directors. As a basis for exclusion, NB Management looks for Equal Employment Opportunity Act infractions and Occupational Safety and Health Act violations; examines each case in terms of severity, frequency, and time elapsed since the incident; and considers actions taken by the company since the violation. NB Management also monitors companies' progress and attitudes toward these issues.

         Environment. A company's impact on the environment depends largely on the industry. Therefore, NB Management examines a company's environmental record vis-a-vis those of its peers in the industry. All companies operating in an industry with inherently high environmental risks are likely to have had problems in such areas as toxic chemical emissions, federal and state fines, and Superfund sites. For these companies, NB Management examines their problems in terms of severity, frequency, and elapsed time. NB Management then balances the record against whatever leadership the company may have demonstrated in terms of environmental policies, procedures, and practices. NB Management defines an environmental leadership company as one that puts into place strong affirmative programs to minimize emissions, promote safety, reduce waste at the source, insure energy conservation, protect natural resources, and incorporate recycling into its processes and products. NB Management looks for the commitment and active involvement of senior management in all these areas. Several major manufacturers which still produce substantial amounts of pollution are among the leaders in developing outstanding waste source reduction and remediation programs.

         Product. NB Management considers company announcements, press reports, and public interest publications relating to the health, safety, quality, labeling, advertising, and promotion of both consumer and industrial products. NB Management takes note of companies with a strong commitment to quality and with marketing practices which are ethical and consumer-friendly. NB Management pays particular attention to companies whose products and services promote progressive solutions to social problems.

         Public Health. NB Management measures the participation of companies in such industries and markets as alcohol, tobacco, gambling and nuclear power. NB Management also considers the impact of products and marketing activities related to those products on nutritional and other health concerns, both domestically and in foreign markets.

         Weapons. NB Management keeps track of domestic military sales and, whenever possible, foreign military sales and categorizes them as nuclear weapons related, other weapons related, and non-weapon military supplies, such as micro-chip manufacturers and companies that make uniforms for military personnel.

         Corporate Citizenship. NB Management gathers information about a company's participation in community affairs, its policies with respect to charitable contributions, and its support of education and the arts. NB Management looks for companies with a focus, dealing with issues not just by making financial contributions, but also by asking the questions: What can we do to help? What do we have to offer? Volunteerism, high-school mentoring programs, scholarships and grants, and in-kind donations to specific groups are just a few ways that companies have responded to these questions.

         Implementation of Social Policy

         Companies deemed acceptable by NB Management from a financial standpoint are analyzed using Neuberger Berman's database. The companies are then evaluated by the portfolio manager to determine if the companies' policies, practices, products, and services withstand scrutiny in the following major areas of concern: the environment and workplace diversity and employment. Companies are then further evaluated to determine their track record in issues and areas of concern such as public health, weapons, product, and corporate citizenship.

         The issues and areas of concern that are tracked lend themselves to objective analysis in varying degrees. Few, however, can be resolved entirely on the basis of scientifically demonstrable facts. Moreover, a substantial amount of important information comes from sources that do not purport to be disinterested. Thus, the quality and usefulness of the information in the database depend on Neuberger Berman's ability to tap a wide variety of sources and on the experience and judgment of the people at NB Management who interpret the information.

         In applying the information in the database to stock selection for the Portfolio, NB Management considers several factors. NB Management examines the severity and frequency of various infractions, as well as the time elapsed since their occurrence. NB Management also takes into account any remedial action which has been taken by the company relating to these infractions. NB Management notes any quality innovations made by the company in its effort to create positive change and looks at the company's overall approach to social issues.


                             PERFORMANCE INFORMATION

         A Portfolio's performance may be quoted in advertising in terms of yield or total return if accompanied by performance of an insurance company's separate account. Each Portfolio's performance figures are based on historical earnings and are not intended to indicate future performance. The share price yield and total return of each Portfolio will vary, and an investment in a Portfolio, when redeemed, may be worth more or less than the original purchase price. Performance information does not reflect insurance product or qualified plan expenses.

Yield Calculations

         The Liquid Asset Portfolio may advertise its "current yield" and "effective yield." The Portfolio's current yield is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

         The effective yield of the Portfolio is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

                                                         365/7
              Effective Yield = [(Base Period Return + 1)     ] - 1


         For the seven calendar days ended December 31, 1999, the current yield of the Liquid Asset Portfolio was 4.77%. For the same period, the effective yield was 4.88%.

         Limited Maturity Bond Portfolio. The Portfolio may advertise its "yield" based on a 30-day (or one-month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.

         The annualized yield for the Limited Maturity Bond Portfolio for the 30-day period ended December 31, 1999 was 6.22%.

Total Return Computations.  (All Portfolios except Liquid Asset Portfolio).

         A Portfolio may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                        n
                                 P (1 + T) = ERV

         Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results. Of course, past performance cannot be a guarantee of future results. These calculations assume that all dividends and distributions are reinvested.

         The average annual total returns for the Growth Portfolio (and the predecessor of the Growth Portfolio for the period prior to May 1, 1995) for the one-, five-, and ten-year periods ended December 31, 2000, were -11.66%%, +16.66%, and +15.17%, respectively.

         The average annual total returns for the Limited Maturity Bond Portfolio (and the predecessor of the Limited Maturity Bond Portfolio for the period prior to May 1, 1995) for the one-, five-, and ten-year periods ended December 31, 2000, were +6.78%, +4.72%, and +5.71%, respectively.

         The average annual total returns for the Balanced Portfolio (and the predecessor of the Balanced Portfolio for the period prior to May 1, 1995) for the one, five, and ten-year periods ended December 31, 2000, were -4.55%, +12.80%, and +11.91%, respectively.

         The average annual total return for the Partners Portfolio (and the predecessor of the Partners Portfolio for the period prior to May 1, 1995) for the one-year and five-year periods ended December 31, 2000 and for the period from March 22, 1994 (commencement of operations) through December 31, 2000 was +0.70%, +13.89%, and +14.82%, respectively.

         The average annual total return for the Mid-Cap Growth Portfolio for the one year period ended December 31, 2000 and the period since inception (November 3, 1997) through December 31, 2000 was -7.46% and +30.55%, respectively.

         The average annual total return for the Guardian Portfolio for the one year period ended December 31, 2000 and the period since inception (November 3, 1997) through December 31, 2000 was +1.13% and +16.24%, respectively.

         The average annual total return for the Socially Responsive Portfolio for the one year period ended December 31, 2000 and for the period since inception (February 18, 1999) through December 31, 2000 was -1.61% and +7.02%, respectively.

         NB Management may waive a portion of its fee or reimburse certain of the Portfolios and predecessors of the Portfolios for certain expenses during the periods shown, which has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectus and in "Investment Management and Administrative Services" below.

         Average annual total returns quoted for the Portfolios include the effect of deducting a Portfolio's expenses, but do not include insurance-related charges and other expenses attributable to any particular insurance product. Since you can only purchase shares of a Portfolio through a variable annuity or variable life insurance contract (except with respect to the Balanced Portfolio, which may also be purchased by Qualified Plans) you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of a Portfolio's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing a Portfolio's performance to that of other mutual funds.

Comparative Information

         From time to time a Portfolio's performance may be compared with:

                (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper

         Analytical Services, Inc. ("Lipper"), C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., IBC/Financial Data Inc.'s Money Market Fund Report, Morningstar, Inc. ("Morningstar"), Micropal Incorporated, VARDS and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

                (2) recognized bond, stock and other indices, such as the Shearson Lehman Bond Index, The Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 ("S&P 600"), S&P Mid Cap 400 ("S&P 400"), Russell 2000 Stock Index, Russell Mid Cap Growth Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750, NASDAQ, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Survey of Colleges Annual Increases of College costs, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE(R) Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 includes stocks that range in market value from $35 million to $6.1 billion, with an average of $572 million. The S&P 400 measures mid-sized companies with an average market capitalization of $2.1 billion. The EAFE(R) Index is an unmanaged index of common stock prices of more than 1,000 companies from Europe, Australia, and the Far East translated into U.S. dollars. The Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.

         The Limited Maturity Bond Portfolio's performance may also be compared with the Merrill Lynch 1-3 year Treasury Index and the Lehman Brothers Intermediate Government/Corporate Bond Index, as well as the performance of Treasury Securities, corporate bonds, and the Lipper Short Investment Grade Debt Funds category.

         The Socially Responsive Portfolio's performance may also be compared to various socially responsive indices. These include The Domini Social Index and the indices developed by the quantitative department of Prudential Securities, such as that department's Large and Mid-Cap portfolio indices for various breakdowns ("Sin" Stock Free, Cigarette-Stock Free, S&P Composite, etc.).

         Evaluations of a Portfolio's performance, its yield/total return and comparisons may be used in advertisements and in information furnished to present and prospective shareholders (collectively, "Advertisements"). The Portfolios may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

         Each Portfolio may invest some of its assets in different types of securities than those included in the index used as a comparison with the Portfolio's historical performance. A Portfolio may also compare certain indices, which represent different segments of the securities markets, for the purpose of comparing the historical returns and volatility of those particular market segments. Measures of volatility show the range of historical price fluctuations. Standard deviation may be used as a measure of volatility. There are other measures of volatility, which may yield different results.

         In addition, the Income Portfolios' performance may be compared at times with that of various bank instruments (including bank money market accounts and CDs of varying maturities) as reported in publications such as The Bank Rate Monitor. Any such comparisons may be useful to investors who wish to compare a Portfolio's past performance with that of certain of its competitors. Of course, past performance is not a guarantee of future results. Unlike an investment in a Portfolio, bank CDs pay a fixed rate of interest for a stated period of time and are insured up to $100,000.

         Other Performance Information. From time to time, information about a Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements. This information may include portfolio diversification by asset type.


                              TRUSTEES AND OFFICERS

         The following table sets forth information concerning the trustees and officers of the Trust, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds advised by Neuberger Berman and NB Management.

                                           Positions Held
Name, Address and Age (1)                  With the Trust                Principal Occupation(s) (2)
---------------------                      --------------                -----------------------
Faith Colish                               Trustee                       Attorney at law, Faith Colish,  A Professional
63 Wall Street                                                           Corporation.
24th Floor
New York, NY  10005
   Age: 64

Walter G. Ehlers                           Trustee                       Consultant;    Director    of    The    Turner
6806 Suffolk Place                                                       Corporation,    A.B.   Chance   Company,   and
Harvey Cedars, NJ 08008                                                  Crescent Jewelry, Inc.
   Age: 67

                                           Positions Held
Name, Address and Age (1)                  With the Trust                Principal Occupation(s) (2)
---------------------                      --------------                -----------------------
C. Anne Harvey                             Trustee                       Director  of American  Association  of Retired
2555 Pennsylvania Avenue, N.W.                                           Persons    ("AARP")   Program   Services   and
Washington, DC  20037                                                    Administrator   of   AARP   Foundation;    The
   Age:  62                                                              National  Rehabilitation  Hospital's  Board of
                                                                         Advisors;    Individual   Investors   Advisory
                                                                         Committee  to  the  New  York  Stock  Exchange
                                                                         Board of  Directors;  Steering  Committee  for
                                                                         the U.S.  Securities  and Exchange  Commission
                                                                         Facts on Saving and  Investing  Campaign;  and
                                                                         American  Savings  Education  Council's Policy
                                                                         Board (ASEC).

Howard A. Mileaf Trustee Vice President and Special Counsel to WHX WHX
Corporation Corporation (holding company) since 1992; 110 East 59th Street
Director of Kevlin Corporation (manufacturer 30th Floor of microwave and other products).
New York, NY  10022
   Age:  63

John Cannon Trustee Retired; formerly Chairman and Chief 531 Willow Avenue
Investment Officer of CDC Capital Management Amber, PA 19002 (registered investment adviser) (1993-Jan.
   Age: 70                                                               1999).

Candace L. Straight                        Trustee                       Private  investor and consultant  specializing
518 E. Passaic Avenue                                                    in the insurance  industry;  Advisory Director
Bloomfield, NJ  07003                                                    of Securities  Capital LLC, (a global  private
   Age:  52                                                              equity  investment firm making  investments in
                                                                         the  insurance  sector);  Principal  of Head &
                                                                         Company,   LLC  (limited   liability   company
                                                                         providing  investment  banking and  consulting
                                                                         services  to  the  insurance  industry)  until
                                                                         march 1996;  Director of Drake  Holdings (U.K.
                                                                         motor insurer) until June 1996.

                                           Positions Held
Name, Address and Age (1)                  With the Trust                Principal Occupation(s) (2)
---------------------                      --------------                -----------------------
Peter P. Trapp                             Trustee                       Assistant   Regional   Manager   for   Atlanta
Ford Motor Credit Company                                                Region,   Ford  Motor  Credit   Company  since
1455 Lincoln Parkway                                                     August, 1997; prior thereto,  President,  Ford
Atlanta, GA  30346-2209                                                  Life  Insurance  Company,  April,  1995  until
   Age: 55                                                               August, 1997.

Barry Hirsch                               Trustee                       Senior Vice President,  Secretary, and General
Lowes Corporation                                                        Counsel  of  Lowes  Corporation   (diversified
667 Madison Avenue, 77th Floor                                           financial corporation).
New York, NY  10021
   Age: 67

Peter E. Sundman*                          Chairman of the Board,        Executive   Vice  President  and  Director  of
   Age:  40                                Principal Executive Officer   Neuberger  Berman,   Inc.  (holding  company);
                                           and                           Trustee
                                                                         President
                                                                         and
                                                                         Director
                                                                         of NB
                                                                         Management;
                                                                         Executive
                                                                         Vice
                                                                         President
                                                                         and
                                                                         Principal
                                                                         of
                                                                         Neuberger
                                                                         Berman,
                                                                         LLC
                                                                         from
                                                                         1997 to
                                                                         1999.

Robert A. Kavesh                           Trustee                       Professor  of Finance and  Economics  at Stern
110 Bleecker Street, Apt. 24B                                            School of Business, New York University.
New York, NY  10012
   Age:  72

Edward I. O'Brien*                         Trustee                       Private  Investment  Management;  President of
12 Woods Lane                                                            the Securities  Industry  Association  ("SIA")
Scarsdale, NY  10183                                                     (securities   industry's   representative   in
   Age:  71                                                              government  relations and  regulatory  matters
                                                                         at the federal and state  levels) from 1974 to
                                                                         1992;  Adviser  to SIA from  November  1992 to
                                                                         November 1993; Director of Legg Mason, Inc.

Michael M. Kassen*                         President and Trustee         Executive  Vice  President,  Chief  Investment
   Age:  47                                                              Officer and Director of NBMI;  Executive  Vice
                                                                         President,   Chief   Investment   Officer  and
                                                                         Director of  Neuberger  Berman  Inc.  (holding
                                                                         company.

                                           Positions Held
Name, Address and Age (1)                  With the Trust                Principal Occupation(s) (2)
---------------------                      --------------                -----------------------
John P. Rosenthal                          Trustee                       Senior Vice  President  of Burnham  Securities
Burnham Securities Inc.                                                  Inc. (a registered  broker-dealer) since 1991;
Burnham Asset Management Corp.                                           Director, Cancer Treatment Holdings, Inc..
1325 Avenue of the Americas
26th Floor
New York, NY  10019
   Age:  67

William E. Rulon                           Trustee                       Director of Prandium,  Inc.  since March 2001.
2980 Bayside Walk                                                        Senior  Vice  President  of  Foodmaker,   Inc.
San Diego, CA  92109                                                     (operator  and   franchiser  of   restaurants)
   Age:  67                                                              until  January  1997;  Secretary of Foodmaker,
                                                                         Inc. until July 1996.

Cornelius T. Ryan                          Trustee                       General  Partner of Oxford Partners and Oxford
Oxford Bioscience Partners                                               Bioscience     Partners    (venture    capital
315 Post Road West                                                       partnerships)  and President of Oxford Venture
Westport, CT  06880                                                      Corporation;    Director   of   Capital   Cash
   Age:  68                                                              Management   Trust  (money  market  fund)  and
                                                                         Prime Cash Fund.

Tom Decker Seip                            Trustee                       General  Partner  of  Seip  Investments  LP (a
30 Ridge Lane                                                            private  investment  partnership);  Member  of
Orinda, CA  94563                                                        the  Board of  Directors  of  Offroad  Capital
   Age:  50                                                              Inc.  and  E-Finance  Corporation  (pre-public
                                                                         internet  commerce   companies);   Trustee  of
                                                                         Hambrecht and Quist Fund Trust;  Member of the
                                                                         Board  of  Directors  of  AmericaOne;   Senior
                                                                         executive  at the Charles  Schwab  Corporation
                                                                         from 1983 to 1999;  including  Chief Executive
                                                                         Officer   of   Charles    Schwab    Investment
                                                                         Management,  Inc. and Trustee of Schwab Family
                                                                         of Funds and Schwab  Investments  from 1997 to
                                                                         1998;    Executive    Vice    President-Retail
                                                                         Brokerage   for  Charles   Schwab   Investment
                                                                         Management from 1994 to 1997.

                                           Positions Held
Name, Address and Age (1)                  With the Trust                Principal Occupation(s) (2)
---------------------                      --------------                -----------------------
Gustave H. Shubert                         Trustee                       Senior  Fellow/Corporate  Advisor and Advisory
13838 Sunset Boulevard                                                   Trustee of Rand (a non-profit  public interest
Pacific Palisades, CA  90272                                             research  institution)  since  1989;  Honorary
   Age:  71                                                              Member  of  the  Board  of  Overseers  of  the
                                                                         Institute  for  Civil   Justice,   the  Policy
                                                                         Advisory   Committee   of  Clinical   Scholars
                                                                         Program at the University of  California,  the
                                                                         American  Association  for the  Advancement of
                                                                         Science,  the  Council on  Foreign  Relations,
                                                                         and  the  Institute   for  Strategic   Studies
                                                                         (London);  advisor to the  Program  Evaluation
                                                                         and Methodology  Division of the U.S.  General
                                                                         Accounting   Office;   formerly   Senior  Vice
                                                                         President and Trustee of Rand.

Daniel J. Sullivan                         Vice President                Senior Vice  President of NB Management  since
   Age: 60                                                               1992;  Vice  President  of  two  other  mutual
                                                                         funds   for  which  NB   Management   acts  as
                                                                         investment manager or administrator.

Claudia A. Brandon                         Secretary                     Employee of Neuberger Berman  Management since
   Age: 43                                                               1999;  Vice  President of NB  Management  from
                                                                         1986 to
                                                                         1999;
                                                                         Secretary
                                                                         of two
                                                                         other
                                                                         mutual
                                                                         funds
                                                                         for
                                                                         which
                                                                         NB
                                                                         Management
                                                                         acts as
                                                                         investment
                                                                         manager
                                                                         or
                                                                         administrator.

Richard Russell                            Treasurer and Principal       Employee   of  NB   Management   since   1993;
   Age: 53                                 Financial and Accounting      Treasurer and Principal  Accounting Officer of
                                           Officer                       nine
                                                                         other
                                                                         mutual
                                                                         funds
                                                                         for
                                                                         which
                                                                         NB
                                                                         Management
                                                                         acts as
                                                                         investment
                                                                         manager
                                                                         or
                                                                         administrator.

Stacy Cooper-Shugrue                       Assistant Secretary           Employee of Neuberger  Berman;  Assistant Vice
   Age: 37                                                               President of NB Management  from 1993 to 1999;




                                                                         Assistant
                                                                         Secretary
                                                                         of two
                                                                         other
                                                                         mutual
                                                                         funds
                                                                         for
                                                                         which
                                                                         NB
                                                                         Management
                                                                         acts as
                                                                         investment
                                                                         manager
                                                                         or
                                                                         administrator.

                                           Positions Held
Name, Address and Age (1)                  With the Trust                Principal Occupation(s) (2)
---------------------                      --------------                -----------------------

Barbara DiGiorgio                          Assistant Treasurer           Employee  of  NB  Management;  Assistant  Vice
    Age: 41                                                              President of NB Management  from 1993 to 1999;



                                                                         Assistant
                                                                         Treasurer
                                                                         of two
                                                                         other
                                                                         mutual
                                                                         funds
                                                                         for
                                                                         which
                                                                         NB
                                                                         Management
                                                                         acts as
                                                                         investment
                                                                         manager
                                                                         or
                                                                         administrator
                                                                         since
                                                                         1996.

Celeste Wischerth                          Assistant Treasurer of each   Employee   of   NB    Management;    Assistant
    Age: 39                                Trust                         Treasurer  since  1996  of  two  other  mutual
                                                                         funds   for  which  NB   Management   acts  as
                                                                         investment manager or administrator.

-----------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.
(2) Except as otherwise indicated, each individual has held the position shown for at least the last five years.

* Indicates a Trustee who is an "interested person" of the Trust within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Managing Directors of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer of the Funds and other funds for which NB Management serves as an investment manager.

         The Trust's Trust Instrument provides that the Trust will indemnify the Trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust unless it is adjudicated that they engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in their offices. In the case of settlement, such indemnification will not be provided unless it has been determined -- by a court or other body approving the settlement or other disposition, or by a majority of disinterested Trustees, based upon a review of readily available facts, or in a written opinion of independent counsel -- that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

         Trustees who are not managing directors, officers or employees of NB Management, Neuberger Berman and/or the participating life insurance companies or any of their affiliates are paid trustees' fees. For the year ended December 31, 2000, a total of $191,137 in fees was paid to the Trustees as a group by the Trust and a total of $814,500 in fees was paid to the Trustees as a group by the fund complex. The following table shows compensation by Trustee for the year 2000.

                               COMPENSATION TABLE
--------------------------------------------------------------------------------

                                                        Pension or
                                                        Retirement                            Total Compensation
                                 Aggregate              Benefits Accrued   Estimated          From Trust and Fund
Name of Person,                  Compensation From      As Part of         Annual Benefits    Complex Paid to
Position                         Trust(1)               Trust's Expenses   Upon Retirement    Trustees(1)
-------------------------------- ---------------------- ------------------ ------------------ ----------------------
Peter E. Sundan,                   None                      None              None              None
   Chairman and Trustee

Faith Colish,                      $30,829                   None              None              $82,750
   Trustee

Walter G. Ehlers,                  $35,500                   None              None              $35,500
   Trustee

C. Anne Harvey,                    $32,750                   None              None              $32,750
   Trustee

Michael M. Kassen                  None                      None              None              None
   Trustee

Howard A. Mileaf,                  $31,029                   None              None              $86,000
   Trustee

Robert A. Kavesh                   $ -0-                     None              None              $47,750
   Trustee

John Cannon,                       $ -0-                     None              None              $52,250
   Trustee

Candace L. Straight                $31,029                   None              None              $81,000
   Trustee

Peter P. Trapp,                    $30,000                   None              None              $30,000
   Trustee

Barry Hirsch,                      $ -0-                     None              None              $52,250
   Trustee

Edward I. O'Brien                  $ -0-                     None              None              $51,500
   Trustee

John P. Rosenthal                  $ -0-                     None              None              $53,750

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Shares of the Portfolios are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies (collectively, "Variable Contracts") issued through separate accounts of life insurance companies (the "Life Companies"). Shares of the Balanced Portfolio are also offered to Qualified Plans. As of April 6, 2001, the separate accounts of the Life Companies were known to the Board of Trustees and the and the management of the Trust to own of record all shares of the Growth, Guardian, Liquid Asset, Limited Maturity Bond, Mid-Cap Growth, Partners, and Socially Responsive Portfolios of the Trust and approximately 99% of the shares of the Balanced Portfolio of the Trust. There were no shareholders of the International Portfolio or the Regency Portfolio as of the same date. The Trustees own in the aggregate less than 1% of the Trust shares issued and outstanding.

As of April 6, 2001, separate accounts of the following Life Companies owned of record or beneficially 5% or more of the shares of the following Portfolios:

                                                                 Class and
                                                                  Type of       Percentage       Percentage
      Fund                          Address                      Ownership       of Class         of Fund
------------------ ------------------------------------------- -------------- --------------- --------------
Liquid Assets      Hartford Life Insurance Company*                 N/A           78.94%           78.94%
Portfolio          200 Hopmeadow
                   Simsbury, CT 06070

Liquid Assets      Ameritus Life Insurance Corp.                    N/A           21.06%           21.06%
Portfolio          5900 O Street
                   Lincoln, NE 68501

Growth Portfolio   Nationwide Life Insurance Company*               N/A           94.64%           94.64%
                   P.O. Box 182029
                   Columbus OH 43218-2029

Limited Maturity   Nationwide Life Insurance Company*               N/A           59.32%           59.32%
Bond               P.O. Box 182029
                   Columbus OH 43218-2029

Limited Maturity   Conseco Variable Insurance                       N/A           9.70%             9.70%
Bond               P.O. Box 1991
                   Carmel, IN 46082-1911

Limited Maturity   Security of Denver Insurance Company             N/A           7.29%             7.29%
Bond               1475 Dunwoody Drive
                   West Chester, PA 19308

Limited Maturity   ReliaStar Life Insurance Company                 N/A           6.47%             6.47%
Bond               20 Washington Avenue South
                   Minneapolis, MN 55401

Limited Maturity   Acacia National Life Insurance Company           N/A           5.02%             5.02%
Bond               attn: Ameritas/Acacia Mutual Holding Company
                   5900 O Street
                   Lincoln, NE 68510

Balanced           Penn Mutual Life Insurance Company*              N/A           52.66%           52.66%
Portfolio          600 Dresher Road
                   Horsham, PA 19044

Balanced           Nationwide Life Insurance Company*               N/A           39.89%           39.89%
Portfolio          P.O. Box 182029
                   Columbus OH 43218-2029

Socially           ReliaStar Life Insurance Company*                N/A           51.36%           51.36%
Responsive         20 Washington Avenue South
Portfolio          Minneapolis, MN 55401

Socially           Northern Life Variable Insurance Company*        N/A           36.19%           36.19%
Responsive         1501 4th Avenue
Portfolio          Seattle, WA 98101

Socially           Illinois Annuity and Insurance Company           N/A           12.44%           12.44%
Responsive         2960 N. Meridian St.
Portfolio          Indianapolis, IN 26208

Guardian           Nationwide Life Insurance Company*               N/A           98.77%           98.77%
Portfolio          P.O. Box 182029
                   Columbus OH 43218-2029

Mid cap Growth     Nationwide Life Insurance Company*               N/A           55.12%           55.12%
Portfolio          P.O. Box 182029
                   Columbus OH 43218-2029

Mid cap Growth     Lincoln Life and Annuity of New York*            N/A           40.69%           40.69%
Portfolio          1300 S. Clinton Street
                   Fort Wayne, IN 46802

Partners           Nationwide Life Insurance Company*               N/A           60.82%           60.82%
Portfolio          P.O. Box 182029
                   Columbus OH 43218-2029

Partners           Hartford Life Insurance Company                  N/A           11.52%           11.52%
Portfolio          200 Hopmeadow
                   Simsbury, CT 06070

----------
* These entities owned of Record 25% or more of the outstanding shares of beneficial interest of the Portfolio, and therefore may be presumed to "control" the Portfolio, as that term is defined in the 1940 Act.

       These Life Companies are required to vote Portfolio shares in accordance with instructions received from owners of Variable Contracts funded by separate accounts with respect to separate accounts of these Life Companies that are registered with the Securities and Exchange Commission as unit investment trusts.

         INVESTMENT MANAGEMENT, ADVISORY AND ADMINISTRATION SERVICES

         Neuberger Berman is an investment management firm with headquarters in New York. The firm's focus is on U.S. fixed income, equity and balanced fund management. Total assets under management by Neuberger Berman and its affiliates were approximately $55.5 billion as of December 31, 2000. Founded in 1939 to manage portfolios for high net worth individuals, the firm entered the mutual fund management business in 1950, and began offering active management for pension funds and institutions in the mid-1970s. Most money managers that come to the Neuberger Berman organization have at least fifteen years of experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

         NB Management serves as each Portfolio's investment manager pursuant to a Management Agreement ("Management Agreement") dated as of May 1, 2000, that was approved by the Trustees on February 29, 2000.

         From May 1, 1995 through April 30, 2000, NB Management served as the investment manager of the corresponding master series of Advisers Managers Trust in which each Portfolio invested its net investable assets.

         The Management Agreement provides in substance that NB Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for each Portfolio's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of each Portfolio through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, but NB Management has no current plans to pay a material amount of such compensation.

         NB Management provides to each Portfolio, without cost, office space, equipment, and facilities and personnel necessary to perform executive, administrative, and clerical functions and pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. Several individuals who are directors, officers or employees of NB Management and/or Neuberger Berman also serve as trustees and/or officers of the Trust. See "Trustees and Officers." NB Management provides similar facilities and services to each Portfolio pursuant to an administration agreement dated May 1, 1995 ("Administration Agreement"). Each Portfolio was authorized to become subject to the Administration Agreement by vote of the Trustees on May 26, 1994, except the International Portfolio, which became subject to it on May 1, 1995, the Mid-Cap Growth and Guardian Portfolios, which became subject to it on August 20, 1997, the Socially Responsive Portfolio, which became subject to it on May 28, 1998, and the Regency Portfolio which became subject to it on August 1, 2001.

Management and Administration Fees

         For investment management services, Balanced, Growth, Guardian, Mid-Cap Growth, Partners, Regency and Socially Responsive Portfolio each pays NB Management a fee at the annual rate of 0.55% of the first $250 million of the Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion. International Portfolio pays NB Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Portfolio's average daily net assets, 0.825% of the next $250 million, 0.80% of the next $250 million, 0.775% of the next $250 million, 0.75% of the next $500 million and 0.725% of average daily net assets in excess of $1.5 billion. Limited Maturity Bond and Liquid Asset Portfolio each pays NB Management a fee for investment management services at the annual rate of 0.25% of the first $500 million of the Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of the Portfolio's average daily net assets in excess of $2 billion.

         For administrative services, each Portfolio (except Limited Maturity Bond and Liquid Asset Portfolios) pays NB Management a fee at the annual rate of 0.30% of that Portfolio's average daily net assets. For administrative services, Limited Maturity Bond and Liquid Asset Portfolios each pays NB Management a fee at the annual rate of 0.40% of average daily net assets. In addition, each Portfolio pays certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Trust's Board of Trustees, including a majority of those Trustees who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses.

         During the fiscal years ended December 31, 2000, 1999, and 1998, each Portfolio accrued management and administration fees as follows (these amounts include management fees incurred by each Portfolio's corresponding master series of Advisers Managers Trust.

                                                              Management and Administration Fees
                                                                   Accrued for Fiscal Years
Portfolio                                                             Ended December 31

                                                      2000                         1999                          1998
                                                      ----                         ----                          ----
Growth                                          $6,755,757                   $4,480,508                    $4,754,721
Limited Maturity Bond                           $1,506,147                   $1,699,646                    $1,726,341
Liquid Asset                                      $151,165                     $100,731                       $96,793
Guardian                                        $1,025,356                     $936,051                      $308,524
Balanced                                        $1,421,903                   $1,426,808                    $1,418,336
Partners                                        $6,927,241                   $9,610,217                   $13,672,777
Mid-Cap Growth                                  $4,095,279                     $517,803                      $114,303
Socially Responsive                                $14,649                       $7,354                           N/A
Regency                                                N/A                          N/A                           N/A

         The Management and Administration Agreements each continue until May 1, 2001. Each Agreement is renewable from year to year with respect to a Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not "interested persons" of NB Management or the Trust ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Trustees or by a 1940 Act majority vote of the outstanding shares in that Portfolio. The Management Agreement is terminable with respect to a Portfolio without penalty on 60 days' prior written notice either by the Trust or by NB Management. The Administration Agreement is terminable with respect to a Portfolio without penalty by NB Management upon at least 120 days' prior written notice to the Portfolio, and by the Portfolio if authorized by the Trustees, including a majority of the Independent Trustees, on at least 30 days' prior written notice to NB Management. Each Agreement terminates automatically if it is assigned.

Expense Limitations

         All Portfolios (except International, Regency, and Socially Responsive Portfolios). NB Management has contractually undertaken to limit the Portfolios' expenses through April 30, 2002 by reimbursing each Portfolio for its total operating expenses, excluding the compensation of NB Management (with respect to all Portfolios but the Guardian, Mid-Cap Growth and Liquid Asset Portfolios), taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% per annum of the Portfolio's average daily net asset value. The Guardian and Mid-Cap Growth Portfolios have each in turn contractually undertaken to repay through December 31, 2004 and December 31, 2005, respectively, for the excess operating expenses borne by NB Management, so long as the Portfolio's annual operating expenses during that period (exclusive of the compensation of NB Management (with respect to all Portfolios but the Guardian, Mid-Cap Growth and Liquid Asset Portfolios), taxes, interest, extraordinary expenses, brokerage commissions and transaction costs) do not exceed the expense limitation, and further provided that the reimbursements are made within three years after the year in which NB Management incurred the expense.

         International Portfolio. NB Management has contractually undertaken to limit the Portfolio's expenses through April 30, 2002 by reimbursing the Portfolio for its total operating expenses (and its pro rata share of its corresponding master series' total operating expenses), including compensation to NB Management, but excluding taxes, interest, extraordinary expenses and brokerage commissions, that exceed, in the aggregate, 1.70% per annum of the International Portfolio's average daily net asset value. The Portfolio has in turn contractually undertaken to repay through December 31, 2005 for the excess operating expenses borne by NB Management, so long as the Portfolio's annual operating expenses during that period (exclusive of taxes, interest, extraordinary expenses and brokerage commissions) do not exceed the expense limitation, and further provided that the reimbursements are made within three years after the year in which NB Management incurred the expense.

         Socially Responsive and Regency Portfolios. NB Management has contractually undertaken to limit the Portfolios' expenses through April 30, 2002 by reimbursing each Portfolio for its total operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.5% per annum of the Portfolio's average daily net asset value. Each Portfolio has in turn contractually undertaken to repay through December 31, 2005, for the excess operating expenses borne by NB Management, so long as the Portfolio's annual operating expenses during that period exclusive taxes, interest, extraordinary expenses, brokerage commissions and transaction costs) do not exceed the expense limitation, and further provided that the reimbursements are made within three years after the year in which NB Management incurred the expense.

         The effect of any expense limitation by NB Management is to reduce operating expenses of a Portfolio and thereby increase total return. There can no assurance that these expense limitation agreements will be continued or be extended beyond the period indicated.

         For the year ended December 31, 2000, NB Management reimbursed the Socially Responsive Portfolio $14,815. Pursuant to a recoupment agreement, the Guardian Portfolio repaid NB Management $12,486 and the Mid-Cap Growth Portfolio $119,803 during the year ended December 31, 2000 for amounts previously reimbursed by NB Management. For the year ended December 31, 1999, NB Management reimbursed the Liquid Asset Portfolio $13,038, the Mid-Cap Growth Portfolio $48,298, the Socially Responsive Portfolio $64,831. Pursuant to a recoupment agreement, the Guardian Portfolio repaid NB Management $19,386 during the year ended December 31, 1999 for amounts previously reimbursed by NB Management. For the year ended December 31, 1998, NB Management reimbursed the Liquid Asset Portfolio $20,005, the Mid-Cap Growth Portfolio $58,074 and the Guardian Portfolio $50,071.

Management and Control of NB Management and Neuberger Berman

         The directors and officers of NB Management, who are deemed "control persons," all of whom have offices at the same address as NB Management, are Michael M. Kassen, Chairman and Executive Vice President; Richard A. Cantor, Director; Robert Matza, Director; Theodore P. Giuliano, Director and Vice President; Barbara Katersky, Senior Vice President; Irwin Lainoff, Director;
Daniel J. Sullivan, Senior Vice President; Philip Ambrosio, Senior Vice President and Chief Financial Officer; Peter E. Sundman, Director and President; Michael J. Weiner, Senior Vice President; and Lawrence Zicklin, Director.

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

         The directors and officers of Neuberger Berman, who are deemed "control persons", all of whom have offices at the same address as Neuberger Berman, are Jeffrey B. Lane, President and Chief Executive Officer; Robert Matza, Executive Vice President and Chief Administrative Officer; Michael M. Kassen, Executive Vice President and Chief Investment Officer; Heidi L. Schneider, Executive Vice President; Peter E. Sundman, Executive Vice President; Philip Ambrosio, Senior Vice President and Chief Financial Officer; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; Robert Akeson, Senior Vice President; Salvatore A. Buonocore, Senior Vice President; Seth J. Finkel, Senior Vice President; Robert Firth, Senior Vice President; Brian Gaffney, Senior Vice President; Brian E. Hahn, Senior Vice President; Lawrence J. Cohn, Senior Vice President; Joseph K. Herlihy, Senior Vice President and Treasurer; Barbara R. Katersky, Senior Vice President; Diane E. Lederman, Senior Vice President; Peter
B. Phelan, Senior Vice President; Robert H. Splan, Senior Vice President; Andrea Trachtenberg, Senior Vice President; Michael J. Weiner, Senior Vice President; Marvin C. Schwartz, Managing Director.

         Mr. Zicklin is a trustee of the Trust. Messrs. Sundman and Weiner are officers of the Trust.

         Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman, Inc., a publicly held holding company owned primarily by the employees of Neuberger Berman.

Sub-Adviser

         NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as a sub-adviser with respect to each Portfolio, pursuant to a Sub-Advisory Agreement dated May 1, 2000 that was approved by the Trustees on February 29, 2000.

         From May 1, 1995 through April 30, 2000, Neuberger Berman served as the sub-adviser of the corresponding series of Advisers Managers Trust in which each Portfolio invested its net investable assets.

         The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, investment recommendations and research information of the same type that Neuberger Berman from time to time provides to its principals and employees for use in managing client accounts, as NB Management reasonably requests. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This research staff consists of numerous

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

investment analysts, each of whom specializes in studying one or more industries, under the supervision of research partners who are also available for consultation with NB Management. The Sub-Advisory Agreement provides that the services rendered by Neuberger Berman will be paid for by NB Management on the basis of the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as a sub-adviser for all of the other mutual funds advised by NB Management.

         The Sub-Advisory Agreement continues with respect to each Portfolio until May 1, 2001, and is renewable from year to year thereafter, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Trustees, or by a 1940 Act majority vote of the outstanding shares of that Portfolio, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' prior written notice to the appropriate Portfolio. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

         Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

         The Portfolios are subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Portfolios, other mutual funds referred to below ("Other NB Funds"), and other accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of outstanding shares of public companies.

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

Investment Companies Advised

         NB Management currently serves as investment manager of the following investment companies, which had aggregate net assets of approximately $18.3 billion, as of December 31, 2000. Neuberger Berman acts as sub-adviser to these investment companies.

                                                                 Approximate Net
                                                                       Assets at
Name                                                           December 31, 2000
----                                                           -----------------

Neuberger Berman Cash Reserves Fund.............................  $1,709,207,729

Neuberger Berman Government Money Fund..........................    $310,943,675

Neuberger Berman High Yield Bond Portfolio Fund.................     $12,240,850

Neuberger Berman Institutional Cash Fund........................  $1,557,268,990

Neuberger Berman Limited Maturity Bond Fund.....................    $192,021,278

Neuberger Berman Municipal Money Fund...........................    $300,088,237

Neuberger Berman Municipal Securities Trust.....................     $29,111,004

Advisers Management Trust.......................................  $2,649,076,831

Neuberger Berman Century Fund...................................     $31,719,142

Neuberger Berman Genesis Fund...................................  $2,188,629,657

Neuberger Berman Guardian Fund..................................  $3,152,566,006

Neuberger Berman Manhattan Fund.................................    $873,899,971

Neuberger Berman Millennium Fund................................    $193,621,408

Neuberger Berman International Fund                                 $139,348,485

Neuberger Berman Partners Fund..................................  $2,611,861,108

Neuberger Berman Regency Fund...................................     $44,533,750

Neuberger Berman Focus Fund.....................................  $2,128,566,454

Neuberger Berman Technology Fund................................     $20,491,429

Neuberger Berman Socially Responsive Fund.......................    $128,876,104


         The investment decisions concerning each Portfolio and the other mutual funds referred to above (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.

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

         There may be occasions when a Portfolio and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Trustees that the desirability of each Portfolio having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

         The Portfolios are subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Portfolios, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

                            DISTRIBUTION ARRANGEMENTS

         NB Management serves as the distributor ("Distributor") in connection with the offering of each Portfolio's shares on a no-load basis. In connection with the sale of its shares, each Portfolio has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is each Portfolio's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Portfolio's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Portfolios' shares.

         The Trust, on behalf of each Portfolio, and the Distributor are parties to a Distribution Agreement dated May 1, 1995, that continues until May 1, 2001. The Distribution Agreement may be renewed annually thereafter if specifically approved by (1) the vote of a majority of the Trustees or a 1940 Act majority vote of the Portfolio's outstanding shares and (2) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement and the Sub-Advisory Agreement.

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

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Share Prices and Net Asset Value

         Each Portfolio's shares are bought or sold at a price that is the Portfolio's NAV per share. The NAVs for each Portfolio are calculated by subtracting total liabilities from total assets. Each Portfolio's per share NAV is calculated by dividing its NAV by the number of shares outstanding and rounding the result to the nearest full cent. Each Portfolio calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

         The Liquid Asset Portfolio tries to maintain a stable NAV of $1.00 per share. It values its securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium. Although the Portfolio's reliance on Rule 2a-7 and its use of the amortized cost valuation method should enable the Portfolio, under most conditions, to maintain a stable $1.00 share price, there can be no assurance it will be able to do so. An investment in the Liquid Asset Portfolio is neither insured nor guaranteed by the U.S. Government.

         The Equity Portfolios (except International Portfolio) value securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on The Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. These Portfolios value all other securities and assets, including restricted securities, by a method that the Trustees believe accurately reflects fair value.

         International Portfolio values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the last available bid price on that day. Debt obligations are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality, and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Portfolio values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the Trustees believe accurately reflects fair value.

         International Portfolio's securities are traded primarily in foreign markets which may be open on days when the NYSE is closed. As a result, the NAV of the International Portfolio may be significantly affected on days when shareholders have no access to that Portfolio. Similarly, as discussed above under "Foreign Securities," other Portfolios may invest to varying degrees in securities traded primarily in foreign markets, and their share prices may also be affected on days when shareholders have no access to the Portfolios.

         Limited Maturity Bond and Balanced (debt securities portion) Portfolios value their securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the Trustees believe accurately reflects

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

fair value. The Portfolios periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.

         If NB Management believes that the price of a security obtained under a Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the Trustees believe accurately reflects fair value.

Suspension of Redemptions

         The Portfolios are normally open for business each day the NYSE is open ("Business Day"). The right to redeem a Portfolio's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for that Portfolio fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of a Portfolio's shareholders; provided that applicable SEC rules and regulations shall govern as to whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.

Redemptions in Kind

         Each Portfolio reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Portfolio, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. Further, each Portfolio may make payment in whole or in part in securities if a redeeming shareholder so requests. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Portfolios do not redeem in kind under normal circumstances, but may do so in the circumstances described above in accordance with procedures adopted by the Board of Trustees.


                        DIVIDENDS AND OTHER DISTRIBUTIONS

         Each Portfolio distributes to its shareholders (primarily insurance company separate accounts and Qualified Plans) substantially all of its share of its net investment income, any net realized capital gains and, with respect to all Portfolios except the Liquid Asset Portfolio, any net realized gains from foreign currency transactions, if any, earned or realized by it. Each Portfolio calculates its net investment income and NAV as of the close of regular trading on the NYSE (usually 4:00 p.m. Eastern time) on each Business Day. A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include net

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

realized or unrealized capital and foreign currency gains or losses. Net investment income and net gains and losses are reflected in a Portfolio's NAV until they are distributed. With respect to the Mid-Cap Growth, Guardian, Growth, Partners, Balanced, Limited Maturity Bond, Socially Responsive and International Portfolios, dividends from net investment income and distributions of net realized capital gains and net realized gains from foreign currency transactions, if any, normally are paid once annually, in February. The Liquid Asset Portfolio distributes to its shareholders substantially all of its net investment income and net realized capital gains. Income dividends are declared daily for the Liquid Asset Portfolio at the time its NAV is calculated and are paid monthly, and net realized capital gains, if any, are normally distributed annually in February.


                           ADDITIONAL TAX INFORMATION

         Set forth below is a discussion of certain U.S. federal income tax issues concerning the Portfolios and the purchase, ownership, and disposition of Portfolio shares. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to shareholders in light of their particular circumstances. This discussion is based upon present provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership, or disposition of Portfolio shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Taxation of Each Portfolio

         Subchapter M

         To continue to qualify for treatment as a RIC under the Code, each Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and, with respect to all Portfolios except the Liquid Asset Portfolio, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures, and forward contracts (collectively, "Hedging Instruments")) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); and (2) at the close of each quarter of the Portfolio's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer (together with the 50% requirement, the

"Diversification Requirement"). Each Portfolio intends to satisfy the Distribution Requirement, the Income Requirement, and the Diversification Requirement. If a Portfolio failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Portfolio's earnings and profits.

         A Portfolio will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. To avoid application of the Excise Tax, the Portfolios intend to make distributions in accordance with the calendar year requirement.

         A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Portfolio in October, November or December of that year with a record date in such a month and paid by the Portfolio during January of the following year.

         Section 817(h)

         The Portfolios serve as the underlying investments for variable annuity contracts and variable life insurance policies ("Variable Contracts") issued through separate accounts of the life insurance companies which may or may not be affiliated. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Portfolios), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

         The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the Portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

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

         Each Portfolio will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of a Portfolio.

         Tax Aspects of the Investments of the Portfolios

         Dividends, interest, and in some cases, capital gains received by a Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

         The Equity Portfolios may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Portfolio holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" received on the stock as well as gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders (assuming the Portfolio qualifies as a regulated investment company).

         In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Portfolio held the PFIC shares. A Portfolio will itself be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Portfolio taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         If a Portfolio invests in a PFIC and elects to treat the PFIC as a qualified electing fund ("QEF"), then in lieu of incurring the foregoing tax and interest obligation, the Portfolio would be required to include in income each year its pro rata share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Portfolio to satisfy the Distribution Requirement and avoid imposition of the excise tax -- even if those earnings and gain were not received by the Portfolio from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         A holder of stock in a PFIC generally may elect to include in ordinary income for each taxable year the excess, if any, of the fair market value of the stock over its adjusted basis as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Any gain on the sale of PFIC stock subject to a mark-to-market election would be treated as ordinary income.

         The use by the Portfolios (except Liquid Asset Portfolio) of hedging strategies, such as writing (selling) and purchasing futures contracts and options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses they realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by a Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

         Exchange-traded futures contracts, certain options, and certain forward contracts constitute "Section 1256 Contracts." Section 1256 Contracts are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of a Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales" and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the excise tax. These rules may operate to increase the amount that a Portfolio must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Portfolio, without in either case increasing the cash available to the Portfolio. A Portfolio may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that such Portfolio must distribute to meet the Distribution Requirement and to avoid imposition of the excise tax.

         Transactions in options, futures and forward contracts undertaken by a Portfolio may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Portfolio, and losses realized by the Portfolio on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that each Portfolio may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

         Because only a few regulations implementing the straddle rules have been promulgated, the consequences of such transactions to each Portfolio are not entirely clear. The straddle rules may

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

increase the amount of short-term capital gain realized by each Portfolio, which is taxed as ordinary income when distributed to shareholders. Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

         Section 988 of the Code also may apply to forward contracts and options on foreign currencies. Under section 988 each foreign currency gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between section 1256 and 988, special provisions determine the character and timing of any income, gain or loss.

         When a covered call option written (sold) by a Portfolio expires, it realizes a short-term capital gain equal to the amount of the premium it received for writing the option. When a Portfolio terminates its obligations under such an option by entering into a closing transaction, it realizes a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a Portfolio is exercised, the Portfolio is treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium received when it wrote the option is more or less than the basis of the underlying security.

         If a Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract (e.g., a swap contract), or a futures or forward contract entered into by a Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Portfolio holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Portfolio's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

         Gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign

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currency, gains or losses attributable to fluctuations in the value of the foreign currency between the acquisition and disposition of the position also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Portfolio's investment company taxable income available to be distributed to its shareholders as ordinary income. If Section 988 losses exceed other investment company taxable income during a taxable year, the Portfolio would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing each shareholder's basis in his or her Portfolio's shares.

         Limited Maturity Bond and Liquid Asset Portfolios may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with original issue discount ("OID"), at a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by the Portfolio (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as described above, a Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

         Partners, Balanced, Regency and Socially Responsive Portfolios each may acquire zero coupon or other securities issued with OID. As the holder of those securities, each Portfolio must take into income the OID and other non-cash income that accrues on the securities during the taxable year, even if no corresponding payment on the securities is received during the year. Because each Portfolio annually must distribute substantially all of its investment company taxable income to satisfy the Distribution Requirement and avoid imposition of the excise tax, it may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash it actually receives. Those distributions will be made from a Portfolio's cash assets or, if necessary, from the proceeds of the sale of portfolio securities. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding investment company taxable income and/or net capital gain.


                             PORTFOLIO TRANSACTIONS

         Neuberger Berman acts as each Portfolio's principal broker (except with respect to International Portfolio) to the extent a broker is used in the purchase and sale of portfolio securities (other than certain securities traded on the OTC market). Neuberger Berman may act as broker for International Portfolio. Neuberger Berman receives brokerage commissions for these services. Transactions in portfolio securities for which Neuberger Berman serves as broker will be effected in accordance with Rule 17e-1 under the 1940 Act.

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

         To the extent a broker is not used, purchases and sales of portfolio securities generally are transacted with the issuers, underwriters, or dealers serving as primary market-makers acting as principals for the securities on a net basis. The Portfolios typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

         In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Portfolio's policy is to seek best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, NB Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers, and may consider the brokerage and research services they provide to the Portfolio or NB Management. Some of these research services may be of value to NB Management in advising its various clients (including the Portfolios) although not all of these services are necessarily used by NB Management in managing the Portfolios. Under certain conditions, a Portfolio may pay higher brokerage commissions in return for brokerage and research services, although no Portfolio has a current arrangement to do so. In any case, each Portfolio may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or may otherwise deal with any dealer in connection with the acquisition of securities in underwritings.

         During the years ended December 31, 2000, 1999, and 1998, the corresponding master series of the Growth Portfolio paid total brokerage commissions of $667,773, $1,017,394, and $906,984, respectively, of which $159,751, $441,154, and $389,675, respectively, was paid to Neuberger Berman. Transactions in which the corresponding series used Neuberger Berman as broker comprised 27.6% of the aggregate dollar amount of transactions involving the payment of commissions, and 23.9% of the aggregate brokerage commissions paid by it during the year ended December 31, 2000. 97.2% of the $493,781 paid to other brokers by the corresponding series during the year ended December 31, 2000 (representing commissions on transactions involving approximately $420,578,491) was directed to those brokers because of research services they provided. During the year ended December 31, 2000 the corresponding series acquired securities of the following of its regular broker-dealers ("B/Ds"): American Express Credit Corp., Ford Motor Credit Co., Merrill Lynch, Pierce Fenner & Smith, Inc., Morgan Stanley Dean Witter & Co., Prudential Funding Corp., Goldman, Sachs & Co.; General Electric Capital Corp.; and State Street Bank and Trust Company; at that date, the series held the securities of its regular B/Ds with an aggregate value as follows: $18,361,000 State Street Bank and Trust Company.

         During the years ended December 31, 2000, 1999, and 1998, the corresponding master series of Balanced Portfolio paid total brokerage commissions of $92,107, $208,301 and $162,566, respectively, of which $22,174, $88,807, and $70,352 respectively, was paid to Neuberger Berman. Transactions in which the series used Neuberger Berman as broker comprised 27.7% of the aggregate dollar amount of transactions involving the payment of commissions, and 24.1% of the

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aggregate  brokerage  commissions  paid by it during the year ended December 31,
2000. 97.4% of the $68,140 paid to other brokers by the series during the year ended December 31, 2000 (representing commissions on transactions involving approximately $58,060,122) was directed to those brokers because of research services they provided. During the year ended December 31, 2000 the series acquired securities of the following of its regular B/Ds: Bear Stearns Cos., Inc.; Ford Motor Credit Co.; General Electric Capital Corp.; Goldman, Sachs & Co., Merrill Lynch, Pierce, Fenner & Smith, Inc.; Morgan Stanley Dean Witter & Co.; and State Street Bank and Trust Company; at that date, the series held the securities of its regular B/Ds with an aggregate value as follows: $559,693, Bear Stearns Cos., Inc.; $408,557, General Electric Capital Corp.; $368,299, Merrill Lynch, Pierce, Fenner & Smith, Inc., $2,395,413, Ford Motor Credit Co.; $1,116,691, Morgan Stanley Dean Witter & Co.; and $3,219,000, State Street Bank and Trust Company.

         During the years ended December 31, 2000, 1999, and 1998, the corresponding master series of Partners Portfolio paid total brokerage commissions of $1,714,227, $3,791,850, and $6,312,310, respectively, of which $1,083,268, $1,989,139, and $3,663,981, respectively, was paid to Neuberger
Berman. Transactions in which the series used Neuberger Berman as broker comprised 63% of the aggregate dollar amount of transactions involving the payment of commissions, and 63.2% of the aggregate brokerage commissions paid by it during the year ended December 31, 2000. 88.7% of the $559,815 paid to other brokers by the series during the year ended December 31, 2000 (representing commissions on transactions involving approximately $493,295,014) was directed to those brokers because of research services they provided. During the year ended December 31, 2000 the series acquired securities of the following of its regular B/Ds: American Express Credit Corp.; General Electric Capital Corp., Merrill Lynch, Pierce, Fenner & Smith, Inc., Morgan Stanley Dean Witter & Co.; and State Street Bank and Trust Company; at that date, the series held the securities of its regular B/Ds with an aggregate value as follows: $14,867,300, Morgan Stanley Dean Witter & Co., and $15,537,000, State Street Bank and Trust Company.

         During the years ended December 31, 2000, 1999, and 1998, the corresponding master series of Mid Cap Growth Portfolio paid total brokerage commissions of $561,456, $124,284, and $37,363, respectively, of which $145,711,
$60,591, and $18,697, respectively, was paid to Neuberger Berman. Transactions in which the series used Neuberger Berman as broker comprised 29.1% of the aggregate dollar amount of transactions involving the payment of commissions, and 26.0% of the aggregate brokerage commissions paid by it during the year ended December 31, 2000. 97.1% of the $403,791 paid to other brokers by the series during the year ended December 31, 2000 (representing commissions on transactions involving approximately $352,314,716) was directed to those brokers because of research services they provided. During the year ended December 31, 1999 the series acquired securities of its regular B/Ds: General Electric Capital Corp.; Goldman, Sachs & Co.; America Express Credit Corp., Ford Motor Credit Company; Merrill Lynch, Pierce, Fenner & Smith Inc.; and State Street Bank and Trust Company; at that date, the series held the securities of its regular B/Ds with an aggregate value as follows: $9,996,378 General Electric Capital Corp., and $24,526,000, State Street Bank and Trust Company.

         During the year ended December 31, 2000, 1999, and 1998, the corresponding master series of Guardian Portfolio paid total brokerage commissions of $289,783, $272,418, and $158,418,

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

respectively, of which $165,263, $146,413, and $77,154, respectively, was paid to Neuberger Berman. Transactions in which the series used Neuberger Berman as broker comprised 57.5% of the aggregate dollar amount of transactions involving the payment of commissions, and 57.0% of the aggregate brokerage commissions paid by it during the year ended December 31, 2000. 84.8% of the $105,561 paid to other brokers by the series during the year ended December 31, 2000 (representing commissions on transactions involving approximately $85,702,996) was directed to those brokers because of research services they provided. During the year ended December 31, 2000 the series acquired securities of the following of its regular B/Ds: American Express Credit Corp., Ford Motor Credit Co., General Electric Capital Corp.; Goldman, Sachs & Co.; Merrill Lynch, Pierce Fenner & Smith Inc.; Morgan Stanley Dean Witter & Co.; Prudential Funding Corp., and State Street Bank and Trust Company; at that date, the series held the securities of its regular B/Ds with an aggregate value as follows: $4,997,279, American Express Credit Corp, $2,998,913; General Electric Capital Corp., $1,602,993; Goldman Sachs Group; $2,512,225, Morgan Stanley Dean Witter & Co.; and $4,259,000, State Street Bank and Trust Company.

         During the year ended December 31, 2000, corresponding master series Liquid Asset Portfolio acquired securities of the following of its regular B/Ds:
American Express Credit Corp., Deutsche Bank Securities, Inc., Ford Motor Credit Co., General Electric Capital Corp.; Goldman, Sachs & Co.; Merrill Lynch, Pierce, Fenner & Smith Inc.; Morgan Stanley Dean Witter & Co.; Prudential Securities Inc.; and State Street Bank and Trust Company; at that date, the series held securities of its regular B/Ds with aggregate value as follows:
$497,480, Deutsche Bank; $500,000, Ford Motor Credit; $980,787, General Electric Capital Corp.; $489,667, Goldman, Sachs & Co.; and $872,000, State Street Bank and Trust Company.

         During the year ended December 31, 2000, corresponding master series of Limited Maturity Bond Portfolio acquired securities of the following of its regular B/Ds: American Express Credit Corp., Bear Stearns, Ford Motor Credit Co., General Electric Capital Corp.; Merrill Lynch, Pierce, Fenner & Smith Inc.; Morgan Stanley Dean Witter & Co.; and State Street Bank & Trust Co., at that date, the series held securities of its regular B/Ds with aggregate value as follows: $2,372,504 Bear Stearns, $1,786,622 Ford Motor Credit Corp., $3,946,393, General Electric Capital Corp.; $1,294,025, Merrill Lynch Pierce Fenner & Smith; $3,160,816, Morgan Stanley Dean Witter & Co., and $8,655,000, State Street Bank & Trust Co.

         During the year ended December 31, 2000, the corresponding master series of the Socially Responsive Portfolio paid total brokerage commission of $3,780, of which $3,346 was paid to Neuberger Berman. Transactions in which the corresponding series used Neuberger Berman as broker comprised 89.8%% of the aggregate dollar amount of transactions involving the payment of commissions, and 88.5%% of the aggregate brokerage commissions paid by it during the year ended December 31, 2000. 100% of the $434 paid to other brokers by the corresponding series during the year ended December 31, 2000 (representing commissions on transactions involving approximately $321,295) was directed to those brokers because of research services they provided. During the year ended December 31, 1999 the series acquired securities of the following of its regular B/Ds: Morgan Stanley Dean Witter; and State Street Bank and Trust Company; at that date, the series held securities of its regular B/Ds with aggregate value as follows: $51,513, Morgan Stanley Dean Witter & Co..

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         Insofar as portfolio transactions of Partners Portfolio result from active management of equity securities, and insofar as portfolio transactions of Growth Portfolio and Mid-Cap Growth Portfolio result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Portfolio to brokers (including Neuberger Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.

         Portfolio securities may, from time to time, be loaned by the Equity Portfolios to Neuberger Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by a Portfolios to Neuberger Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger Berman is to be determined by reference to concurrent arrangements between Neuberger Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger Berman borrows securities from a Portfolio in order to re-lend them to Other NB Funds, Neuberger Berman may be required to pay that Portfolio, on a quarterly basis, certain of the earnings that Neuberger Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger Berman desires to borrow a security that a Portfolio has indicated a willingness to lend, Neuberger Berman must borrow such security from that Portfolio, rather than from a unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Portfolio. If, in any month, a Portfolio's expense exceed its income in any securities loan transaction with Neuberger Berman, Neuberger Berman must reimburse that Portfolio for such loss.

         A committee of Independent Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolios.

         In effecting securities transactions, each Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Portfolio plans to continue to use Neuberger Berman as its broker where, in the judgment of NB Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, however, no affiliate of any Portfolio receives give-ups or reciprocal business in connection with their securities transactions.

         The use of Neuberger Berman as a broker for a Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934 ("Section 11(a)"). Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts that they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Board of Trustees has expressly authorized Neuberger Berman to retain such compensation and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

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

         Under the 1940 Act, commissions paid by a Portfolio to Neuberger Berman in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Portfolio's policy that the commissions to be paid to Neuberger Berman must, in NB Management's judgment be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability, and (2) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Trustees not to be comparable to the Portfolio. The Portfolios do not deem it practicable and in their best interest to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase or sale of securities for a Portfolio's account, unless an appropriate exemption is available.

         A committee of Independent Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Portfolios must be reviewed and approved no less often than annually by a majority of the Independent Trustees.

         To ensure that accounts of all investment clients, including a Portfolio, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

         Under policies adopted by the Board of Trustees, Neuberger Berman may enter into agency cross-trades on behalf of a Portfolio. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with a Portfolio cannot be an account over which Neuberger Berman exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman reviews confirmations of each agency cross-trade that the Portfolios participate in.

         Each Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management will consider the quality and reliability of brokerage services, including execution capability and performance and

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

financial responsibility, and may consider the research and other investment information provided by those brokers, and the willingness of particular brokers to sell the Variable Contracts issued by the Life Companies.

         A committee, comprised of officers of NB Management and employees of Neuberger Berman who are portfolio managers of some of the Portfolios and Other NB Funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; and (2) adjustments may be required because of periodic changes in the execution or research capabilities of particular brokers, or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

         The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services provide the Portfolios with benefits by supplementing the information otherwise available to NB Management. That research information may be used by NB Management in servicing their respective funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research information received by NB Management from brokers effecting portfolio transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers executing portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.

         The following individuals are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolios of the indicated Portfolios: Theodore P. Giuliano and Catherine Waterworth - Balanced (debt securities portion), Limited Maturity Bond, and Liquid Asset (with respect to Mr. Giuliani); Josephine Mahaney - Liquid Asset; Kevin L. Risen and Allan R. White III - Guardian; Valerie Chang - International; Jennifer K. Silver and Brooke A. Cobb - Growth; Balanced (equity securities portion) and Mid-Cap Growth; S. Basu Mullick - Partners; Janet W. Prindle - Socially Responsive; and Robert I. Gendelman - Regency. Each of these individuals is a Vice President of NB Management and a Managing Director or officer of Neuberger Berman. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of NB Management prior to taking such action. If Ms. Prindle is unavailable to perform her

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

responsibilities, Robert Ladd and/or Ingrid Saukaitis, each of whom is a Vice President of NB Management, will assume responsibility for the management of Socially Responsive Portfolio. If Ms. Chang is unavailable to perform her responsibilities, Benjamin E. Segal, a Vice President of NB Management, will assume the responsibility for the management of International Portfolio.


                               PORTFOLIO TURNOVER

         The portfolio turnover rate is calculated by dividing the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, foreign financial futures contracts and forward contracts, whose maturity or expiration date at the time of acquisition was one year or less), divided by the month-end average monthly value of such securities owned by the Portfolio during the year.


                             REPORTS TO SHAREHOLDERS

         Shareholders of each Portfolio receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Portfolio. Each Portfolio's report shows the investments owned by it and the market values thereof and provides other information about the Portfolio and its operations. In addition, the report contains the Portfolio's financial statements.


                       INFORMATION REGARDING ORGANIZATION,
                        CAPITALIZATION, AND OTHER MATTERS

The Portfolios

         Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has nine separate Portfolios. The Trustees may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other. As discussed above under "Investment Information", through April 30, 2000, each Portfolio invested all of its net investable assets in its corresponding master series of Advisers Managers Trust, in each case receiving a beneficial interest in that series. Beginning May 1, 2000, each Portfolio invests directly in its own securities portfolio.

         NB Management and Neuberger Berman serve as investment manager and sub-advisor, respectively, to other mutual funds, and the investments for the Portfolios (through their corresponding series) are managed by the same portfolio managers who manage one or more other mutual funds, that have similar names, investment objectives and investment styles as each Portfolio and are offered directly to the public by means of separate prospectuses. These other mutual funds

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

are not part of the Trust. You should be aware that each Portfolio is likely to differ from the other mutual funds in size, cash flow pattern, and certain tax matters, and may differ in risk/return characteristics. Accordingly, the portfolio holdings and performance of the Portfolios may vary from those of the other mutual funds with similar names.

         Description of Shares. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

         Shareholder Meetings. The Trustees do not intend to hold annual meetings of shareholders of the Portfolios. The Trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.

         Certain Provisions of the Trust Instrument. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.


                          CUSTODIAN AND TRANSFER AGENT

         Each Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 as custodian for its securities and cash. State Street also serves as each Portfolio's Transfer Agent and shareholder servicing agent, administering purchases and redemptions of Trust shares through its Boston Service Center.


                              INDEPENDENT AUDITORS

         Each Portfolio has selected Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116 as the independent auditors who will audit its financial statements.

                                  LEGAL COUNSEL

         Each Portfolio has selected Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006 as legal counsel.


                             REGISTRATION STATEMENT

         This SAI and Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference and other information regarding the Portfolios.

         Statements contained in this SAI and Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.


                              FINANCIAL STATEMENTS

         The audited financial statements, notes to the audited financial statements, and reports of the independent auditors contained in the annual reports to the shareholders of the Trust for the fiscal year ended December 31, 2000 are incorporated into this Statement of Additional Information by reference to each Portfolio's Annual Report to shareholders for the fiscal year ended December 31, 2000.

                                   APPENDIX A:
                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

S&P corporate bond ratings

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody's corporate bond ratings

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

S&P commercial paper ratings

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

Moody's commercial paper ratings

         Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

         -Leading market positions in well-established industries;

         -High rates of return on funds employed;

         -Conservative capitalization structures with moderate reliance on debt and ample asset protection;

         -Broad margins in earnings coverage of fixed financial charges and high internal cash generation; and

         -Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                   APPENDIX B
                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

                      TOTAL RETURN ANALYSIS USING CONSTANT
                        ASSET ALLOCATION S&P "500"/2 YR.
                               U.S. TREASURY NOTES

                                   1960 - 2000



FIXED ASSET ALLOCATION                                       COMPARISON TO 100%
S&P "500"/2 YR. TREASURY NOTES                              S&P "500" ALLOCATION
------------------------------                              --------------------

100/0 (100% S&P "500")
   Return                                    11.68%               100.00%
   Volatility                                 15.6%                100.0%
70/30
   Return                                    10.44%                89.42%
   Volatility                                 11.2%                 71.7%
60/40
   Return                                     9.98%                85.48%
   Volatility                                  9.8%                 62.6%
50/50
   Return                                     9.51%                81.45%
   Volatility                                  8.4%                 53.8%
0/100
   Return                                     6.82%                58.43%
   Volatility                                  4.0%                 25.4%

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                  POST-EFFECTIVE AMENDMENT NO. 35 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23.   Exhibits

Exhibit Number         Description
--------------         -----------
(a)   (1)              Trust Instrument of Registrant.(1)

      (2)              Amended and Restated Certificate of Trust of the
                       Registrant.(8)

      (3)              Amendment to Trust Instrument dated November 9, 1998.(8)

      (4) Schedule A to Trust Instrument of Registrant designating Series of Registrant -- filed herewith.

(b)   (1)              By-laws of Registrant.(1)

      (2)              Amendment to By-laws dated November 11, 1997.(5)

      (3)              Amendment to By-laws dated November 9, 1998.(8)

(c)   (1)              Trust Instrument of Registrant, Articles IV, V and VI.(1)

      (2)              By-laws of Registrant, Articles V, VI and VIII.(1)

(d)   (1)              Management Agreement Between Registrant and Neuberger
                       Berman Management Inc. -- filed herewith.

      (2) Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC with Respect to
                          Registrant -- filed herewith.

(e) Distribution Agreement Between Registrant and Neuberger Berman Management Inc., and Distribution Plan of
                          Registrant -- filed herewith.

(f)                    Bonus or Profit Sharing Contracts. None.

(g)   (1)              Custodian Contract Between Registrant and State Street
                       Bank and Trust Company.(2)

      (2) Letter Agreement adding the International Portfolio of Registrant to the Custodian Contract.(1)

      (3) Schedule A to the Custodian Contract designating approved foreign banking institutions and securities depositories.(11)

      (4)              Custodian Fee Schedule.(3)

      (5) Letter Agreement adding the Mid-Cap Growth and Guardian Portfolios of Registrant to the Custodian Contract and
                          Transfer Agency Agreement.(4)

      (6) Schedule designating Series of Registrant subject to Custodian Contract.(7)

      (7) Letter Agreement adding the Socially Responsive Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement.(7)

      (8) Letter Agreement adding the Regency Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement -- filed herewith.

(h)   (1)              Transfer Agency Agreement Between Registrant and State
                        Street Bank and Trust Company.(2)

      (2) Administration Agreement Between Registrant and Neuberger Berman Management Inc. -- filed herewith.

      (3)              Form of Fund Participation Agreement.(11)

      (4) Letter Agreement adding the International Portfolio of Registrant to the Transfer Agency Agreement.(1)

      (5) Letter Agreement adding the Mid-Cap Growth and Guardian Portfolios of Registrant to the Transfer Agency Agreement.(4)

      (6) Expense Limitation Agreement between Registrant, on behalf of the Mid-Cap Growth and Guardian Portfolios, and Neuberger Berman Management Inc.(11)

      (7)              Schedule designating series of Registrant subject to the
                          Transfer Agency Agreement.(7)

      (8) Expense Limitation Agreement between Registrant, on behalf of the Socially Responsive Portfolio, and Neuberger Berman Management, Inc.(11)

      (9) Letter Agreement adding the Socially Responsive Portfolio of Registrant to the Transfer Agency Agreement.(7)

      (10) Expense Limitation Agreement between Registrant, on behalf of the Liquid Asset, Balanced, Growth, Partners, and Limited Maturity Bond Portfolios, and Neuberger Berman Management Inc.(11)

      (11) Expense Limitation Agreement between Registrant, on behalf of the International Portfolio, and Neuberger Berman Management Inc.(11)

      (12) Expense Limitation Agreement between Registrant, on behalf of Regency Portfolio, and Neuberger Berman Management Inc.(12)

(i)   (1)              Legal Opinion.(9)

(j)   (1)              Consent of Independent Auditors. -- filed herewith.

      (2)              Consent of Dechert. -- filed herewith.

(k)                    Financial Statements Omitted from Prospectus.  None.

(l)                    Initial Capital Agreements.  None.

(m)                    Plan Pursuant to Rule 12b-1.(11)

(n)                    Rule 18f-3 Plan.  None

(p)                    Code of Ethics.(11)
-----------------

1. Incorporated by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession
    No. 0000943663-97-000091.

2. Incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-96-000107.

3. Incorporated by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000094.

4. Incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000256.

5. Incorporated by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000094.

6. Incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000180.

7. Incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000266.

8. Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-99-000074.

9. Incorporated by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000891554-99-000822.

10. Incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001005477-00-001512.

11. Incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001005477-00-003567.

12. Incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001053949-00-000027.

Item 24. Persons Controlled By or Under Common Control with Registrant

    No person is controlled by or under common control with the Registrant

Item 25.   Indemnification:

         A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding ("Action") in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or
(iii) by written opinion of independent legal counsel based upon a review of readily available facts.

         Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the present or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

         Section 9 of the Management Agreement between Advisers Managers Trust and Neuberger Berman Management Incorporated ("NB Management") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any Series of Advisers Managers Trust (each a "Portfolio") at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to Advisers Managers Trust or a Series of Advisers Managers Trust or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of NB Management's duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a Trustee or officer of Advisers Managers Trust against any liability to Advisers Managers Trust or a Series or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Advisers Managers Trust.

         Section 1 of the Sub-Advisory Agreement between Advisers Managers Trust and Neuberger Berman, LLC ("Sub-Adviser") provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, the Sub-Adviser will not be subject to liability for any act or omission or any loss suffered by any Series of Advisers Managers Trust or its interest holders in connection with the matters to which the Agreement relates.

         Section 9.1 of the Administration Agreement between the Registrant and NB Management provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management in good faith and with due care in accordance with such instructions, or with the advice or opinion, of legal counsel for a Portfolio of the Trust or for the Administrator in respect of any matter arising in connection with the Administration Agreement. NB Management shall be protected in acting upon any such instructions, advice or opinion and upon any other paper or document delivered by a Portfolio or such legal counsel which NB Management believes to be genuine and to have been signed by the proper person or persons, and NB Management shall not be held to have notice of any change of status or authority of any officer or representative of the Trust, until receipt of written notice thereof from the Portfolio. Section 12 of the Administration Agreement provides that each Portfolio of the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement with respect to such Portfolio; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such Portfolio; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such Portfolio; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Portfolio, and not from assets belonging to any other Portfolio of the Registrant. Section 13 of the Administration Agreement provides that NB Management will indemnify each Portfolio of the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Portfolio of the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. A Portfolio of the Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Portfolio or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

         Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Portfolio for the Registrant's performance of the Agreement by the Registrant on behalf of such Portfolio, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of Adviser and Sub-Adviser

         There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and each principal of the Sub-Adviser is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.


NAME                                         BUSINESS AND OTHER CONNECTIONS
----                                         ------------------------------
Philip Ambrosio                              Senior Vice President and Chief Financial Officer,
Senior Vice President and Chief              Neuberger Berman Inc.
Financial Officer, NB Management

Thomas J. Brophy                             Vice President and Portfolio Manager, Columbus Circle
Vice President, NB Management                Investors*

NAME                                         BUSINESS AND OTHER CONNECTIONS
----                                         ------------------------------
Barbara DiGiorgio Assistant Treasurer, Neuberger Berman Advisers Management
Trust; Assistant Vice President, Assistant Treasurer, Neuberger Berman Income
Funds; Assistant NB Management Treasurer, Neuberger Berman Equity Funds.

Robert S. Franklin                           Vice President, High Yield Fixed Income Analyst, Prudential
Vice President, NB Management                Insurance Company.*

Theodore P. Giuliano                         President and Trustee, Neuberger Berman Income Funds;
Vice President and Director, NB              President and Trustee, Neuberger Berman Income Trust.
Management; Managing Director,
Neuberger Berman

Kevin Handwerker                             Senior Vice President, Secretary and General Counsel,
Senior Vice President, General Counsel       Neuberger Berman, Inc.
and Secretary, Neuberger Berman

Michael M. Kassen                            Executive Vice President, Chief Investment Officer and Director,
Executive Vice President, NB Management      Neuberger Berman, Inc.

Kelly M. Landron                             Assistant Portfolio Manager/Analyst, Neuberger Berman.*
Vice President, NB Management

Jeffrey B. Lane                              President, Chief Executive Officer and
President and Chief Executive Officer,       Director of Neuberger Berman, Inc.
Neuberger Berman

Michael F. Malouf                            Portfolio Manager, Dresdner RCM Global Investors.*
Vice President, NB Management

Robert Matza                                 Executive Vice President, Chief Administrative Officer and Director,
Executive Vice President and Chief           Neuberger Berman, Inc.
Administrative Officer, Neuberger Berman;
Director, NB Management

S. Basu Mullick                              Portfolio Manager, Ark Asset Management.*
Vice President, NB Management

Richard Russell                              Treasurer, Neuberger Berman Advisers Management Trust; Treasurer,
Vice President, NB Management                Advisers Managers Trust; Treasurer, Neuberger Berman Income Funds;
                                             Treasurer, Neuberger Berman Equity Funds.

Heidi L. Schneider                           Executive Vice President and Director, Neuberger Berman, Inc.
Executive Vice President,
Neuberger Berman

Benjamin E. Segal                            Assistant Portfolio Manager, GT Global Investment Management.*
Vice President, NB Management,
Managing Director, Neuberger Berman

NAME                                         BUSINESS AND OTHER CONNECTIONS
----                                         ------------------------------
Daniel J. Sullivan Vice President, Neuberger Berman Advisers Management Trust;
Vice Senior Vice President, President, Advisers Managers Trust; Vice President,
Neuberger Berman NB Management Income Funds; Vice President, Neuberger Berman
Equity Funds.

Peter E. Sundman                             Executive Vice President and Director, Neuberger Berman Inc.;
President, NB Management; Executive          President and Chief Executive Officer, Neuberger Berman Income Funds.
Vice President, Neuberger Berman

Catherine Waterworth                         Managing Director, TCW Group, Inc.*
Vice President, NB Management

Allan R. White, III                          Portfolio Manager, Salomon Asset Management.*
Vice President, NB
Management; Managing  Director,
Neuberger Berman

Celeste Wischerth                            Assistant Treasurer, Neuberger Berman Advisers Management Trust;
NB Management                                Assistant Treasurer, Advisers Managers Trust; Assistant Treasurer,
                                             Neuberger Berman Income Funds; Assistant Treasurer, Neuberger Berman
                                             Equity Funds.

------------------
*     Until 1998.


Item 27.   Principal Underwriters

         (a) Neuberger Berman Management Inc., the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

                          Neuberger Berman Equity Funds
                          Neuberger Berman Income Funds

         NB Management is also the investment adviser to the master funds in which each of the above-named investment companies invest.

         (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                                      POSITIONS AND OFFICES               POSITIONS AND OFFICES
    NAME                                 WITH UNDERWRITER                    WITH REGISTRANT
                                         ----------------                    ---------------

    Ramesh Babu                         Vice President                      None

    Richard A. Cantor                   Chairman of the Board               None

    Valerie Chang                       Vice President                      None

    Brooke A. Cobb                      Vice President                      None

    Robert Conti                        Treasurer                           None

    Robert W. D'Alelio                  Vice President                      None

    Clara Del Villar                    Vice President                      None

    Robert S. Franklin                  Vice President                      None

    Robert I. Gendelman                 Vice President                      None

    Theodore P. Giuliano                Vice President and Director         None

    Michael M. Kassen                   Vice President and Director         President

    Robert L. Ladd                      Vice President                      None

    Josephine Mahaney                   Vice President                      None

    Michael F. Malouf                   Vice President                      None

    Robert Matza                        Director                            None

    Ellen Metzger                       Secretary                           None

    S. Basu Mullick                     Vice President                      None

    Janet W. Prindle                    Vice President                      None

    Kevin L. Risen                      Vice President                      None

    Ingrid Saukaitis                    Vice President                      None

    Benjamin Segal                      Vice President                      None

    Jennifer K. Silver                  Vice President                      None

    Kent C. Simons                      Vice President                      None

    Daniel J. Sullivan                  Senior Vice President               Vice President

    Peter E. Sundman                    President                           Chairman and Principal Executive
                                                                            Officer

    Judith M. Vale                      Vice President                      None

    Josephine Velez                     Vice President                      None

    Catherine Waterworth                Vice President                      None

    Allan R. White, III                 Vice President                      None

         (c) No commissions or compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28. Location of Accounts and Records

         All accounts, books and other documents required to be maintained by
Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and Bylaws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 29. Management Services

         Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings

         None.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 35 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 35 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 30th day of April, 2001.

                                   NEUBERGER BERMAN
                                   ADVISERS MANAGEMENT TRUST


                                   By: /s/ Peter Sundman
                                       -------------------------------
                                       Peter Sundman
                                       Chairman, Principal Executive Officer and
                                       Trustee

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. ___ to the Registration Statement of Neuberger Berman Advisers Management Trust has been signed below by the following trustees and officers of the Registrant in the capacities and on the date indicated.

Signature                                   Title                                       Date
---------                                   -----                                       ----

/s/ Peter Sundman                           Chairman and Trustee                        April 30, 2001
---------------------------------           (Principal Executive Officer)
Peter Sundman


/s/ Michael M. Kassen                       President and Trustee                       April 30, 2001
--------------------------------
Michael M. Kassen


/s/ Richard Russell                         Treasurer                                   April 30, 2001
------------------------------------        (Principal Financial and
Richard Russell                             Accounting Officer)


/s/ John Cannon                             Trustee                                     April 30, 2001
-------------------------------------
John Cannon


/s/ Faith Colish                            Trustee                                     April 30, 2001
----------------------------------------
Faith Colish


/s/ Walter G. Ehlers                        Trustee                                     April 30, 2001
-------------------------------------
Walter G. Ehlers


/s/ C. Anne Harvey                          Trustee                                     April 30, 2001
------------------------------------
C. Anne Harvey


/s/ Barry Hirsch                            Trustee                                     April 30, 2001
----------------------------------------
Barry Hirsch

Signature                                   Title                                       Date
---------                                   -----                                       ----

/s/ Robert A. Kavesh                        Trustee                                     April 30, 2001
--------------------------------
Robert A. Kavesh


/s/ Howard A. Mileaf                        Trustee                                     April 30, 2001
--------------------------------
Howard A. Mileaf


/s/ Edward I. O'Brien                       Trustee                                     April 30, 2001
--------------------------------
Edward I. O'Brien


/s/ John P. Rosenthal                       Trustee                                     April 30, 2001
--------------------------------
John P. Rosenthal


/s/ William E. Rulon                        Trustee                                     April 30, 2001
--------------------------------
William E. Rulon


/s/ Cornelius T. Ryan                       Trustee                                     April 30, 2001
--------------------------------
Cornelius T. Ryan


/s/ Tom Decker Seip                         Trustee                                     April 30, 2001
--------------------------------
Tom Decker Seip


--------------------------------            Trustee                                     April 30, 2001
Gustave H. Shubert



--------------------------------            Trustee                                     April 30, 2001
Candace L. Straight



/s/ Peter P. Trapp                          Trustee                                     April 30, 2001
--------------------------------
Peter P. Trapp

                                  EXHIBIT INDEX

Exhibit Number       Name of Exhibit
--------------       ---------------
(a)(4)               Schedule A to Trust Instrument Designating Series of the
                     Registrant

(d)(1) Management Agreement between the Registrant and Neuberger Berman Management Inc.

(d)(2) Sub-Advisory Agreement between Neuberger Berman Management Inc. and Neuberger Berman, LLC with respect to the Registrant

(e) Distribution Agreement between the Registrant and Neuberger Berman Management Inc. and Distribution Plan of the Registrant

(g)(8) Letter Agreement Adding the Regency Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement

(h)(2) Administration Agreement between Registrant and Neuberger Berman Management Inc.

(j)(1)               Consent of Independent Auditors

(j)(2)               Consent of Dechert


                                      -15-